As filed with the Securities and Exchange Commission on April 30, 2007

                                                      Registration Nos. 33-89984
                                                                    and 811-8994

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment                 [ ]
                          Post-Effective Amendment No. 14         [X]
                                          and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                          [ ]
                                 ACT OF 1940
                            Amendment No. 29          [X]

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
               --------------------------------------------------
                           (Exact Name of Registrant)

                       KANSAS CITY LIFE INSURANCE COMPANY
                       ----------------------------------
                               (Name of Depositor)

                 3520 Broadway, Kansas City, Missouri 64111-2565
                 -----------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (816) 753-7000

      Name and Address of Agent for Service:               Copy to:

              William A. Schalekamp                       W. Thomas Conner
        Kansas City Life Insurance Company       Sutherland Asbill & Brennan LLP
                  3520 Broadway                   1275 Pennsylvania Avenue, N.W.
         Kansas City, Missouri 64111-2565           Washington, DC 20004-2415

It is proposed that this filing will become effective:
   [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] On May 1, 2007, pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] On (date) pursuant to paragraph (a)(1) of Rule 485

                      Title of securities being registered:
         Individual Flexible Premium Deferred Variable Annuity Contracts

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       KANSAS CITY LIFE INSURANCE COMPANY
         THROUGH THE KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
               STREET ADDRESS:                      SEND CORRESPONDENCE TO:
               3520 BROADWAY                        VARIABLE ADMINISTRATION
      KANSAS CITY, MISSOURI 64111-2565                  P.O. BOX 219364
          TELEPHONE (816) 753-7000              KANSAS CITY, MISSOURI 64121-9364
                                                    TELEPHONE (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company ("Kansas City Life"). We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs. The Contract also provides you the opportunity to allocate premiums to one or more divisions ("Subaccount") of Kansas City Life Variable Annuity Separate Account ("Variable Account") or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio ("Portfolio") of a designated mutual fund ("Funds") as follows:

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. Capital Appreciation Fund (Series I Shares)
    AIM V.I. Core Equity Fund (Series I Shares)
    AIM V.I. Technology Fund (Series I Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    American Century VP Capital Appreciation Fund
    American Century VP Income & Growth Fund
    American Century VP International Fund
    American Century VP Mid Cap Value Fund
    American Century VP Ultra(R) Fund
    American Century VP Value Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
    American Century VP Inflation Protection Fund (Class II)

CALAMOS(R) ADVISORS TRUST
    Calamos Growth and Income Portfolio

DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio - Initial Shares
    Developing Leaders Portfolio - Initial Shares
DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. INITIAL SHARES

FEDERATED INSURANCE SERIES
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS CONTRAFUND(R) PORTFOLIO
    VIP Contrafund(R) Portfolio (Service Class 2)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    VIP Freedom Income Portfolio (Service Class 2)
    VIP Freedom 2010 Portfolio (Service Class 2)
    VIP Freedom 2015 Portfolio (Service Class 2)
    VIP Freedom 2020 Portfolio (Service Class 2)
    VIP Freedom 2025 Portfolio (Service Class 2)
    VIP Freedom 2030 Portfolio (Service Class 2)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Global Real Estate Securities Fund (Class 2)
    (formerly known as Franklin Real Estate Fund (Class 2))
    Franklin Small-Mid Cap Growth Securities Fund (Class 2)
    Templeton Developing Markets Securities Fund (Class 2)
    Templeton Foreign Securities Fund (Class 2)

JPMORGAN SERIES TRUST II
    JPMorgan Mid Cap Value Portfolio
    JPMorgan Small Company Portfolio
    JPMorgan U.S. Large Cap Core Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM)
    MFS Emerging Growth Series
    MFS Research Series
    MFS Research Bond Series
    MFS Strategic Income Series
    MFS Total Return Series
    MFS Utilities Series

SELIGMAN PORTFOLIOS, INC.
    Seligman Capital Portfolio (Class 2)
    Seligman Communications and Information Portfolio (Class 2)
    Seligman Smaller-Cap Value Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these Portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains more information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference. We show the Table of Contents for the Statement of Additional Information on page 47 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether purchasing another contract as a replacement for your existing contract is advisable.

THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES PROVIDE IMPORTANT INFORMATION YOU SHOULD HAVE BEFORE DECIDING TO PURCHASE A CONTRACT. PLEASE KEEP FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS INCLUDING THE LOSS OF PREMIUM PAYMENTS (PRINCIPAL).

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2007.

                               PROSPECTUS CONTENTS

DEFINITIONS ...................................................................1

HIGHLIGHTS.....................................................................3
    THE CONTRACT ..............................................................3
    CHARGES AND DEDUCTIONS ....................................................4
    ANNUITY PROVISIONS ........................................................5
    FEDERAL TAX STATUS ........................................................5

FEE TABLE .....................................................................5
    OWNER TRANSACTION EXPENSES ................................................5
    PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES ............................6
    RANGE OF PORTFOLIO OPERATING EXPENSES .....................................6
    ANNUAL PORTFOLIO OPERATING EXPENSES........................................7
    EXAMPLE OF CHARGES .......................................................10

CONDENSED FINANCIAL INFORMATION...............................................11

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS..........................11
    KANSAS CITY LIFE INSURANCE COMPANY........................................11
    KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT .......................12
    THE FUNDS ................................................................12
    RESOLVING MATERIAL CONFLICTS .............................................16
    ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS ........................16
    VOTING RIGHTS.............................................................17

DESCRIPTION OF THE CONTRACT ..................................................17
    PURCHASING A CONTRACT ....................................................17
    REPLACEMENT OF CONTRACTS .................................................17
    FREE-LOOK PERIOD..........................................................18
    ALLOCATION OF PREMIUMS ...................................................18
    DETERMINATION OF CONTRACT VALUE ..........................................19
    VARIABLE ACCOUNT VALUE ...................................................19
    TRANSFER PRIVILEGE........................................................20
    DOLLAR COST AVERAGING PLAN ...............................................22
    PORTFOLIO REBALANCING PLAN ...............................................22
    PARTIAL AND FULL CASH SURRENDERS .........................................22
    CONTRACT TERMINATION .....................................................23
    CONTRACT LOANS ...........................................................24
    DEATH BENEFIT BEFORE MATURITY DATE .......................................25
    PROCEEDS ON MATURITY DATE.................................................25
    PAYMENTS .................................................................26
    MODIFICATIONS ............................................................26
    REPORTS TO CONTRACT OWNER ................................................27
    TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS ........27

THE FIXED ACCOUNT ............................................................28
    MINIMUM GUARANTEED AND CURRENT INTEREST RATES.............................28
    CALCULATION OF FIXED ACCOUNT VALUE .......................................28
    TRANSFERS FROM FIXED ACCOUNT..............................................28
    DELAY OF PAYMENT .........................................................28

CHARGES AND DEDUCTIONS........................................................29
    SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE).......................29
    TRANSFER PROCESSING FEE ..................................................30
    ADMINISTRATIVE CHARGES ...................................................30
    MORTALITY AND EXPENSE RISK CHARGE.........................................30
    PREMIUM TAXES ............................................................30
    REDUCED CHARGES FOR ELIGIBLE GROUPS.......................................31
    OTHER TAXES...............................................................31
    INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS..................31

PAYMENT OPTIONS ..............................................................31
    ELECTION OF OPTIONS ......................................................32
    DESCRIPTION OF OPTIONS ...................................................32

YIELDS AND TOTAL RETURNS .....................................................32
    YIELDS ...................................................................32
    TOTAL RETURNS ............................................................33

FEDERAL TAX STATUS............................................................33
    INTRODUCTION .............................................................33
    TAXATION OF NON-QUALIFIED CONTRACTS ......................................33
    TAXATION OF QUALIFIED CONTRACTS ..........................................34
    FEDERAL ESTATE TAXES......................................................35
    GENERATION-SKIPPING TRANSFER TAX .........................................35
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS .........35
    POSSIBLE TAX LAW CHANGES .................................................36
    FOREIGN TAX CREDITS ......................................................36

SALE OF THE CONTRACTS ........................................................36

LEGAL PROCEEDINGS ............................................................37

COMPANY HOLIDAYS .............................................................37

FINANCIAL STATEMENTS .........................................................37

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.........................47

DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear. The descriptions of those terms are not repeated in this Definition Section.

Annuitant                  The person on whose life the Contract's annuity benefit is based.

Beneficiary                The person you designate to receive any proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value       The Contract Value less any applicable surrender charge, indebtedness and premium taxes payable.

Contract Date              The date from which Contract Months, Years, and Anniversaries are measured.

Contract Value             The sum of the Variable Account Value and the Fixed Account Value.

Contract Year              Any period of twelve months starting with the Contract Date or any contract anniversary.

Fixed Account              An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value        Measure of value accumulating in the Fixed Account.

Home Office                When the term "Home Office" is used in this prospectus in connection with transactions under the
                           Contract, it means our Variable Administration office. Transaction requests and other types of
                           Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364. The
                           telephone number at our Variable Administration office is 800-616-3670.

Issue Age                  The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option        A payment option based upon the life of the Annuitant.

Maturity Date              The date when the Contract terminates and we either pay the proceeds under a payment option or pay you the Cash Surrender Value in a lump sum. The latest Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary.
                           (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity
                           Date.)

Monthly Anniversary Day    The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option    A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract     A Contract that is not a "Qualified Contract."

Proceeds                   The total amount we are obligated to pay under the terms of the Contract.

Owner                      The person entitled to exercise all rights and privileges provided in the Contract.
                           The terms "you" and "your" refer to the Owner.

Qualified Contract         A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount                 The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day              Each day on which both the New York Stock Exchange and Kansas City Life are open for business.

Valuation Period           The interval of time beginning at the close of normal trading on the New York Stock Exchange on one
                           Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day. Currently, the close of normal trading is 3:00 P.M. Central Standard Time.
                           The term "Valuation Period" is used in this prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value     The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice             A written request or notice in a form satisfactory to us that is signed by the Owner and received at the Home Office.

HIGHLIGHTS
THE CONTRACT

    WHO SHOULD INVEST. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 33)

The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity payment options), before you purchase the Contract in a tax-qualified plan. THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

    THE CONTRACT. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial"). You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 17)

We offer other variable annuity contracts that have a different death benefit and different contract features. However, these contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about the other contracts, contact our Home Office or your registered representative.

    FREE-LOOK PERIOD. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days (or longer as required by state law) after you receive it. The amount returned to you will vary depending on your state. (See "Free-Look Period," page 18)

    PREMIUMS. The minimum amount that we will accept as an initial premium is a single premium of $5,000 or annualized payments of $600. Subsequent premiums may not be less than $50 and you may pay them at any time during the Annuitant's lifetime and before the Maturity Date. (See "Purchasing a Contract," page 17)

    PREMIUM ALLOCATION. You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account. In the Contract application, you specify the percentage of the premium, in the numbers you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.

The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you may allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 12. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone if you have provided proper authorization. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations," page 27) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

o   require premium payments to be refunded under the free-look provision; or

o require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 18)

    TRANSFERS. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. (See "Transfer Privilege," page 20)

We have policies and procedures that attempt to detect frequent, large, programmed or short-term transfers among Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

    FULL AND PARTIAL SURRENDER. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

o   the date that the Annuitant dies; or

o   the Maturity Date.

    DEATH BENEFIT. If the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. The death benefit is equal to the greater of:

o premiums paid, adjusted for any surrenders (including applicable surrender charges) less any indebtedness; and

o   the Contract Value on the date we receive proof of Annuitant's death.

If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," page 25)

Death Proceeds are taxable and generally are included in the income of the recipient as follows:

o If received under a payment option, they are taxed in the same manner as annuity payments.

o If distributed in a lump sum, they are taxed in the same manner as a full surrender.

CHARGES AND DEDUCTIONS

The following charges and deductions apply to the Contract:

    SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we will deduct a surrender charge for surrenders or partial surrenders during the first seven Contract Years. Subject to certain restrictions, the first surrender up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Surrender Charge ," page 29)

For the first three Contract Years, the surrender charge is 7% of the amount surrendered. In the fourth, fifth, and sixth Contract Year, the surrender charge is 6%, 5%, and 4%, respectively. In the seventh Contract Year, the surrender charge is 2%. In the eighth Contract Year and after, there is no surrender charge. The total surrender charges on any Contract will never exceed 8 1/2% of the total premiums paid. (See "Surrender Charge ," page 29)

    ANNUAL ADMINISTRATION FEE. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Administrative Charges," page 30)

    TRANSFER PROCESSING FEE. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 30)

    ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "Administrative Charges," page 30)

    MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.25% (approximately .70% for mortality risk and .55% for expense risk). (See "Mortality and Expense Risk Charge," page 30)

    PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the proceeds to a payment option. (See "Premium Taxes," page 30)

    INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS. The Funds deduct investment advisory fees on a daily basis and incur other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See "Investment Advisory Fees and Other Expenses of the Funds," page 31)

For information concerning compensation paid for the sale of Contracts, see "SALE OF THE CONTRACTS," page 36.

ANNUITY PROVISIONS

    MATURITY DATE. On the Maturity Date we will apply the proceeds to the payment option you choose. If you choose a Life Payment Option, the amount of proceeds will be the full Contract Value. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "PAYMENT OPTIONS," page 31)

    PAYMENT OPTIONS. The payment options are:

o   Interest Payments (Non-Life Payment Option)

o   Installments of a Specified Amount (Non-Life Payment Option)

o   Installments for a Specified Period (Non-Life Payment Option)

o   Life Income (Life Payment Option)

o   Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "PAYMENT OPTIONS," page 31)

FEDERAL TAX STATUS

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as a surrender or annuity payment. However, a distribution also includes a pledge or assignment of a Contract. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59 1/2. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "FEDERAL TAX STATUS," page 33)

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Subaccounts and/or the Fixed Account.

OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------------------------------------------
Sales Load on Premium Payments                           None
--------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred Sales      7%
Charge as a % of amount surrendered)(1)
--------------------------------------------------------------------------------------------------------------------------
Transfer Processing Fee                                  No fee for the first 6 transfers in a Contract Year; $25 for each additional transfer during a Contract Year
--------------------------------------------------------------------------------------------------------------------------

__________________________________
(1) The Surrender Charge (Contingent Deferred Sales Charge) declines over time to zero after seven full Contract Years.


----------------------------------------------------------------------------------------------------------------------------
Contract Year in Which Surrender       1          2         3          4         5          6         7         8 and after
Occurs
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge as Percentage of      7          7         7          6         5          4         2         0
Amount Surrendered
----------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

---------------------------------------------------------------------------------------------------
Annual Administration Fee                                                  $30 per Contract year(2)
---------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (AS A % OF AVERAGE ANNUAL
VARIABLE ACCOUNT VALUE DURING THE ACCUMULATION PERIOD)
---------------------------------------------------------------------------------------------------
    Mortality and Expense Risk Charge                                              1.25%
    Asset-Based Administration Charge                                              0.15%
    ---------------------------------                                              -----
    Total Variable Account Annual Expenses                                         1.40%
---------------------------------------------------------------------------------------------------
    Loan Interest Charge                                                           5.00%(3)
---------------------------------------------------------------------------------------------------

The next table shows the lowest and highest total operating expenses charged by the Portfolios, for the fiscal year ended December 31, 2006. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF PORTFOLIO OPERATING EXPENSES(4)

-----------------------------------------------------------------------------------------------------------------------
                                                                             MINIMUM                       MAXIMUM
                                                                             -------                       -------
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all                       0.27%                         1.72%
expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)
-----------------------------------------------------------------------------------------------------------------------

____________________________________
(2) The annual administration fee is waived if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.

(3) The maximum guaranteed net cost of loans (available under 403(b)(TSA) Qualified Contract) is 5.0% annually. The net cost of a loan is the difference between the loan interest charged (8.0%) and the amount credited to the loan account (3.0%).

(4) The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds

The following table shows the fees and expenses charged (after contractual waiver or reimbursement) by each Portfolio for the fiscal year ended December 31, 2006.

ANNUAL PORTFOLIO OPERATING EXPENSES(5)

    (expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                              MANAGEMENT    12B-1/    OTHER     ACQUIRED     TOTAL     CONTRACTUAL FEE   TOTAL PORTFOLIO
                                          FEES      SERVICE   EXPENSES     FUND     PORTFOLIO      WAIVER OR           ANNUAL
                                                      FEES               FEES AND    ANNUAL         EXPENSE           OPERATION
                                                                         EXPENSES   OPERATING    REIMBURSEMENT     EXPENSES AFTER
                                                                                     EXPENSES                       REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation             0.61%        NA      0.30%        NA       0.91%(6)         NA                 NA
Fund (Series I Shares)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity                      0.61%        NA      0.28%       0.02%     0.91%(6)         NA                 NA
Fund (Series I Shares)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I Technology Fund                   0.75%        NA      0.37%        NA       1.12%(6)         NA                 NA
(Series I Shares)
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital               1.00%        NA      0.00%        NA       1.00%(7)         NA                 NA
Appreciation Fund
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &              0.70%        NA      0.00%        NA       0.70%(7)         NA                 NA
Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
American Century VP                       1.23%        NA      0.00%        NA       1.23%(7)         NA                 NA
International Fund
---------------------------------------------------------------------------------------------------------------------------------
American Century VP                       1.00%        NA      0.00%        NA       1.00%(7)         NA                 NA
Mid Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
American Century VP                       1.00%        NA      0.00%        NA       1.00%(7)         NA                 NA
Ultra(R) Fund
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund            0.93%        NA      0.00%        NA       0.93%(7)         NA                 NA
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation             0.49%       0.25%    0.01%        NA       0.75%(8)         NA                 NA
Protection Fund (Class II)
---------------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) ADVISORS TRUST
---------------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income Portfolio       0.75%        NA      0.52%        NA       1.27%            NA                 NA
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
Appreciation Portfolio -
Initial Shares                            0.75%        NA      0.07%        NA       0.82%            NA                 NA
---------------------------------------------------------------------------------------------------------------------------------

_______________________________
(5) These expenses are deducted directly from the assets of the Portfolios and therefore reduce their net asset value. The investment adviser of each Fund or the Fund provided the above information, and Kansas City Life has not independently verified it. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. See the Portfolios' prospectuses for more complete information.

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                              MANAGEMENT    12B-1/    OTHER     ACQUIRED     TOTAL     CONTRACTUAL FEE   TOTAL PORTFOLIO
                                          FEES      SERVICE   EXPENSES     FUND     PORTFOLIO      WAIVER OR           ANNUAL
                                                      FEES               FEES AND    ANNUAL         EXPENSE           OPERATION
                                                                         EXPENSES   OPERATING    REIMBURSEMENT     EXPENSES AFTER
                                                                                     EXPENSES                       REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
Developing Leaders Portfolio -
Initial Shares                            0.75%        NA      0.07%       0.02%     0.84%            NA                 NA
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,                 0.25%        NA      0.02%        NA       0.27%            NA                 NA
INC. - INITIAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY                      0.75%        NA      0.08%        NA       0.83%            NA                 NA
RESPONSIBLE GROWTH FUND,
INC. - INITIAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II        0.75%        NA      0.40%        NA       1.15%           0.25%              0.90%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II        0.60%        NA      0.40%        NA       1.00%           0.25%              0.75%
---------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II             0.50%        NA      0.61%        NA       1.11%           0.46%              0.65%
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS CONTRAFUND(R)PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio               0.57%       0.25%    0.09%        NA       0.91%(9)         NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom Income Portfolio               NA         0.25%    0.00%       0.46%     0.71%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2010 Portfolio                 NA         0.25%    0.00%       0.57%     0.82%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2015 Portfolio                 NA         0.25%    0.00%       0.61%     0.86%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2020 Portfolio                 NA         0.25%    0.00%       0.64%     0.89%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2025 Portfolio                 NA         0.25%    0.00%       0.65%     0.90%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
VIP Freedom 2030 Portfolio                 NA         0.25%    0.00%       0.68%     0.93%            NA                 NA
(Service Class 2)
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate Securities    0.47%       0.25%    0.03%        NA       0.75%            NA                 NA
Fund (Class 2) (formerly known as
Franklin Real Estate Fund (Class 2))
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth             0.48%       0.25%    0.29%       0.01%     1.03%           0.01%            1.02%(10)
Securities Fund (Class 2)
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets              1.23%       0.25%    0.24%        NA       1.72%            NA                 NA
Securities Fund (Class 2)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                              MANAGEMENT    12B-1/    OTHER     ACQUIRED     TOTAL     CONTRACTUAL FEE   TOTAL PORTFOLIO
                                          FEES      SERVICE   EXPENSES     FUND     PORTFOLIO      WAIVER OR           ANNUAL
                                                      FEES               FEES AND    ANNUAL         EXPENSE           OPERATION
                                                                         EXPENSES   OPERATING    REIMBURSEMENT     EXPENSES AFTER
                                                                                     EXPENSES                       REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         0.63%       0.25%    0.15%       0.03%     1.06%           0.03%           1.03%(10)
(Class 2)
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN SERIES TRUST II
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio          0.70%        NA      0.55%     0.01%(11)   1.26%         0.01%(12)           1.25%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio          0.60%        NA      0.55%     0.01%(11)   1.16%         0.01%(12)           1.15%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core              0.35%        NA      0.50%        NA       0.85%            NA                 NA
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                0.75%        NA      0.12%        NA       0.87%            NA                 NA
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                       0.75%        NA      0.14%        NA       0.89%            NA                 NA
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Series                  0.60%        NA      0.35%        NA       0.95%      0.25%(13),(14)          0.70%
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series               0.75%        NA      0.61%        NA       1.36%         0.48%(13)            0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                   0.75%        NA      0.10%        NA       0.85%           0.02%              0.83%
---------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series                      0.75%        NA      0.11%        NA       0.86%            NA                  NA
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio (Class 2)      0.40%       0.25%    0.65%        NA       1.30%            NA                  NA
---------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and               0.75%       0.25%    0.30%        NA       1.30%            NA                  NA
Information Portfolio (Class 2)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio      1.00%       0.19%    0.13%        NA       1.32%            NA                  NA
(Class 2)
---------------------------------------------------------------------------------------------------------------------------------

Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as of the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see "CHARGES AND DEDUCTIONS," on page 29 of this Prospectus and the prospectuses for the Funds that accompany it.

____________________________________

(6) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items, discussed below) to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one-time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. This expense limitation is in effect through at least April 30, 2008.

(7) The investment manager to American Century Variable Portfolios receives a unified management fee and out of that fee pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the Fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Income and Growth Fund, the manager receives an annual fee of 0.70% for the first $5 billion of the average net assets of this Fund and 0.65% over $5 billion. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the Fund, 1.20% of the next $250 million and 1.10% over $500 million. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the Fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Ultra Fund, the manager receives an annual fee of 1.00% of the first $5 billion of the average net assets of the Fund, 0.98% of the next $5 billion, 0.97% of the next $5 billion, 0.96% of the next $5 billion, 0.95% of the next $5 billion, 0.90% of the next $5 billion, and 0.80% over $30 billion.

(8) For the services it provided to the American Century VP Inflation Protection Fund during the most recent fiscal year, the advisor received a unified management fee of 0.49% of the average net assets of the Class II shares of the Fund. Other expenses include the fees and expenses of the Fund's independent director and their legal counsel, as well as interest.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(10) The manager has contractually agreed in advance to reduce its management fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. The Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission require this reduction.

(11) "Acquired Fund Fees and Expenses" are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.

(12) JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25% for the JPMorgan Mid Cap Value Portfolio, 1.15% for the JP Morgan Small Company Portfolio, and 0.85% for the JP Morgan U.S. Large Cap Core Equity Portfolio of the average daily net assets through 4/30/08.

(13) MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually (0.20% annually for the Research Bond Series). This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(14) MFS has agreed in writing to reduce its management fee to 0.10% of average daily net assets annually. This written agreement will remain in effect until modified by the fund's Board of Trustees.

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, and the highest Annual Portfolio Operating Expenses. The example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or paid out under a Non-Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES
1 year          3 years        5 years        10 years
$1,000.61       $1,756.11      $2,339.26      $3,841.48

MINIMUM PORTFOLIO EXPENSES
1 year          3 years        5 years        10 years
$842.11         $1,285.70      $1,547.62      $2,215.34

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

MAXIMUM PORTFOLIO EXPENSES
1 year          3 years        5 years        10 years
$362.55         $1,101.63      $1,859.73      $3,841.48

MINIMUM PORTFOLIO EXPENSES
1 year          3 years        5 years        10 years
$193.11         $596.97        $1,025.55      $2,215.34

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLE.

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. As of 12/31/06 the average Contract Value is equal to $31,846 with an average administration fee equal to $23.81. For purposes of the examples above the annual administrative fee is assumed to represent a 0.2381% charge on a $10,000 investment.

YOU SHOULD NOT CONSIDER THE ASSUMED EXPENSES IN THE EXAMPLES TO REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND YOU SHOULD NOT VIEW IT AS A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

THE VARIOUS FUNDS THEMSELVES OR THEIR INVESTMENT ADVISERS PROVIDED THE EXPENSE INFORMATION REGARDING THE PORTFOLIOS. THE FUNDS AND THEIR INVESTMENT ADVISERS ARE NOT AFFILIATED WITH US. WHILE WE HAVE NO REASON TO DOUBT THE ACCURACY OF THESE FIGURES PROVIDED BY THESE NON-AFFILIATED FUNDS, WE HAVE NOT INDEPENDENTLY VERIFIED THE FIGURES.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value listing appears at the end of this prospectus.

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company, which was organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

We established the Variable Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding Fund Portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios are described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES) (MANAGER: A I M ADVISORS, INC.). The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing principally in common stocks of companies that are likely to benefit from new or innovative products, services, or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. CORE EQUITY FUND (SERIES I SHARES) (MANAGER: A I M ADVISORS, INC.). The fund's investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. Effective May 1, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

    AIM V.I. TECHNOLOGY FUND (SERIES I SHARES) (MANAGER: A I M ADVISORS, INC.). The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    AMERICAN CENTURY VP CAPITAL APPRECIATION FUND (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

    AMERICAN CENTURY VP INCOME & GROWTH FUND (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Income & Growth seeks capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in common stocks.

    AMERICAN CENTURY VP INTERNATIONAL FUND (MANAGER: AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.). The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

    AMERICAN CENTURY VP MID CAP VALUE FUND (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Mid Cap Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in mainly U.S. Mid-cap companies believed to be undervalued.

    AMERICAN CENTURY VP ULTRA(R) FUND (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Ultra seeks long-term capital growth. The fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

    AMERICAN CENTURY VP VALUE FUND (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
    AMERICAN CENTURY VP INFLATION PROTECTION FUND (CLASS II) (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Inflation Protection Fund seeks to hedge inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

CALAMOS ADVISORS TRUST
    CALAMOS GROWTH AND INCOME PORTFOLIO (MANAGER: CALAMOS ASSET MANAGEMENT, INC.). The Calamos Growth and Income Portfolio seeks high long-term total return through growth and current income. The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.

DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO - INITIAL SHARES (MANAGER: THE DREYFUS CORPORATION; SUB-INVESTMENT ADVISOR: FAYEZ SAROFIM & CO.). The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals the portfolio invests at least 80% of it assets in common stocks. The portfolio focuses on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

    DEVELOPING LEADERS PORTFOLIO - INITIAL SHARES (MANAGER: THE DREYFUS CORPORATION). The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES (MANAGER: THE DREYFUS CORPORATION; INDEX SUB-INVESTMENT ADVISOR: MELLON EQUITY ASSOCIATES). The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES (MANAGER:
THE DREYFUS CORPORATION). Seeks capital growth with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

FEDERATED INSURANCE SERIES
    FEDERATED AMERICAN LEADERS FUND II (MANAGER: FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA). The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital.

The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing primarily in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

    FEDERATED HIGH INCOME BOND FUND II (MANAGER: FEDERATED INVESTMENT MANAGEMENT COMPANY). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

    FEDERATED PRIME MONEY FUND II (MANAGER: FEDERATED INVESTMENT MANAGEMENT COMPANY). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS CONTRAFUND(R) PORTFOLIO
    VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Contrafund Portfolio is to seek long-term capital appreciation.

FIDELITY (R) VARIABLE INSURANCE PRODUCTS
    VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.

    VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

    VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

    VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

    VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

    VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2) (MANAGER: FMR). The investment objective of the VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (CLASS 2) (FORMERLY KNOWN AS FRANKLIN REAL ESTATE FUND (CLASS 2)) (MANAGER: FRANKLIN ADVISERS, INC.). Seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (CLASS 2) (MANAGER: FRANKLIN ADVISERS, INC.). Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2) (MANAGER: TEMPLETON ASSET MANAGEMENT LTD.). Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

    TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) (MANAGER: TEMPLETON INVESTMENT COUNSEL, LLC.). Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

JPMORGAN SERIES TRUST II
    JPMORGAN MID CAP VALUE PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). JPMorgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

    JPMORGAN SMALL COMPANY PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). JPMorgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. These small-cap securities will be primarily securities of companies located in the U.S. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

    JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). JPMorgan U.S. Large Cap Core Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of the value of its Assets in large-cap U.S. companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

MFS(R) VARIABLE INSURANCE TRUST(SM)
    MFS EMERGING GROWTH SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Emerging Growth Series fund investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

    MFS RESEARCH SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Research Series fund investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

    MFS RESEARCH BOND SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Research Bond Series fund investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

    MFS STRATEGIC INCOME SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Strategic Income Series fund investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

    MFS TOTAL RETURN SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Total Return Series fund investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

    MFS UTILITIES SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Utilities Series seeks fund investment objective is to seek total return. The fund's objective may be changed without shareholder approval.

SELIGMAN PORTFOLIOS, INC.

    SELIGMAN CAPITAL PORTFOLIO (CLASS 2) (MANAGER: J. & W. SELIGMAN & CO. INCORPORATED). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

    SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (MANAGER: J. &
W. SELIGMAN & CO. INCORPORATED). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

    SELIGMAN SMALLER-CAP VALUE PORTFOLIO (CLASS 2) (MANAGER: J. & W. SELIGMAN & CO. INCORPORATED). The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager with market capitalizations of $3 billion or less.

THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES AND POLICIES.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts. You should know that during extended periods of low interest rates, the yields of the Federated Prime Money Fund II may also become extremely low and possibly negative.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider during the selection process is whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Variable Account Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VARIABLE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMACE OF THE FUNDS YOU HAVE CHOSEN.

We (or our affiliates) may receive payments from a Fund's investment adviser (or its affiliates). These payments may be used for any corporate purpose, including payment of expenses that the Kansas City Life and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Funds. Kansas City Life and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). This compensation is not reflected in fees and expenses listed in the fee table set forth in each Fund's prospectus. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ and some advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide Kansas City Life with wholesaling services that assist in the distribution of the Contracts and may pay Kansas City Life and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Annual Portfolio Operating Expenses" and "Sale of the Contracts.") The payments are deducted from assets of the Funds and are paid to our distributor, Sunset Financial Services, Inc. These payments decrease the Fund's investment return.

We make certain payments to Sunset Financial Services, Inc., principal underwriter for the Contracts (see "SALE OF THE CONTRACTS," page 36).

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio are no longer available for investment, or for any other reason in our sole discretion, we decide that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses. Substitutions may be made with respect to existing investments or the investment of future premiums or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. We may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

o operate the Variable Account as a management investment company under the 1940 Act;

o   de-register it under that Act if registration is no longer required;

o   combine it with other Kansas City Life separate accounts; or

o   make any changes required by the 1940 Act.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

We will solicit voting instructions from you, as required by applicable law or regulation, before any Fund shareholder meeting. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions. This means that a small number of Owners may determine how we vote.

DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

PURCHASING A CONTRACT

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70 1/2 or greater, tax laws may require that distributions begin immediately. We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The minimum initial premium that we accept is a single premium of $5,000 or annualized payments of $600. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

REPLACEMENT OF CONTRACTS

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue the Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE-LOOK PERIOD

You may cancel your Contract for a refund during your "free-look" period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of:

o   the date the returned Contract is received by us at our Home Office; or

o the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of:

(a) the premiums paid under the Contract; and

(b) the Contract Value as of the earlier of:

o   the date we receive the returned Contract at our Home Office; or

o the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

ALLOCATION OF PREMIUMS

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone, facsimile, and electronic mail if you have provided proper authorization. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations," page 27)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

o for Contracts sold to residents of states that allow refund of Contract Value, we will immediately allocate premiums according to the allocation you requested; and

o for contracts sold as an Individual Retirement Annuity or to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment at our Home Office. Premiums received at our Home Office before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Standard Time). If we receive a premium payment after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange. We will credit amounts to the Subaccounts only on a Valuation Day, that is, on a date the New York Stock Exchange is open for trading.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you or your account to government regulators. In addition, we may be required to block an

Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or death benefits, until instructions are received from the appropriate regulator.

DETERMINATION OF CONTRACT VALUE

The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the following:

o   the investment experience of the selected Subaccounts;

o   premiums paid;

o   surrenders;

o   transfers;

o   charges assessed in connection with the Contract; and

o   Contract indebtedness.

There is no guaranteed minimum Variable Account Value. Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

    CALCULATION OF VARIABLE ACCOUNT VALUE. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The unit value of a Subaccount may increase, decrease, or remain the same.

    DETERMINATION OF NUMBER OF ACCUMULATION UNITS. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o any premiums allocated to the Subaccount during the current Valuation Period; and

o transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee; and

o amounts surrendered (including applicable charges) during the current Valuation Period.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

    NET INVESTMENT FACTOR. We will calculate a net investment factor on each Valuation Day. A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The formula for the net investment factor equals:

                                    (X/Y) - Z
where "X" equals the sum of:

(1) the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus

(2) the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less

(3) the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less

(4) the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes attributable to gains or losses in the Funds underlying the Subaccount.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge. The asset-based administration charge equals 0.15% on an annual basis. The mortality and expense risk charge equals 1.25% on an annual basis.

    DETERMINATION OF UNIT VALUE. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:

                                      A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

TRANSFER PRIVILEGE

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:

o the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;

o we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;

o we currently have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See "Transfers from Fixed Account," page 28, for restrictions); and

o we have the right, where permitted, to suspend or modify this transfer privilege at any time. Any suspension or modification of this privilege will be communicated in writing.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone, facsimile and electronic mail if you have provided proper authorization, unless, in accordance with our policies and procedures regarding frequent transfers among Subaccounts, we require you to provide us with a written request for transfers. (See "Telephone, Facsimile and Electronic Mail Authorizations and Internet Authorizations," page 26.) Transfer requests made in writing, by facsimile, or by electronic mail must be received, and transfer requests made by telephone must be completed, before 3:00 p.m. Central Standard Time to receive same-day pricing of the transaction. Transfer requests received (or completed) before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Standard Time). If we receive a transfer request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.

The first six transfers during each Contract Year are free. We will charge a $25 transfer-processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

    FREQUENT TRANSFERS AMONG SUBACCOUNTS. Frequent requests from Owners to transfer Contract Value between Subaccounts may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by a Portfolio and the reflection of that change in the Portfolio's share price. Frequent transfers may also increase brokerage and administrative costs of the Portfolios, and may interfere with the efficient management of a Portfolio, requiring it to maintain a high cash position and possibly result in lost investment opportunities and forced liquidations. Accordingly, frequent transfers may adversely affect the long-term performance of the Portfolios, which, in turn, may adversely affect other Owners and persons with interests under the Contracts (e.g., Annuitants or Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfer activity among Subaccounts. Our procedures for detecting frequent transfer activity involve examining the number of transfers made by an Owner within given periods of time. Currently, we monitor for 12 or more transfers in a Contract within a calendar year. For purposes of applying the parameters used to detect frequent transfer activity, we will aggregate transfers made on the same

Valuation Day under multiple contracts owned by the same Owner. However, we do not aggregate transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing Plan.

If transfer activity violates our established parameters for detecting frequent transfers, we review those transfers to determine if, in our judgment, the transfers are potentially harmful frequent transfer activity. If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more Owners, we either will suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts. We will communicate to Owners in writing any suspension or limitation or modification of the transfer privilege. Our policies and procedures specify the following as limitations that will be applied to deter excessive transfers:

  o    the requirement of a minimum time period between each transfer;

  o not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;

  o limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time;

  o implementing and administering redemption fees imposed by one or more of the Funds in the future; and

  o requiring that a written request be provided to us at our Home Office, signed by an Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, including our judgment as to what parameters to use to detect potentially harmful frequent transfer activity and what particular limitation of the five possible limitations described above to apply to deter excessive transfers when a particular instance of potentially harmful transfer activity is detected. Our ability to detect and apply specific limitations to such transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners to avoid such detection. We apply our procedures consistently to Owners without special arrangement, waiver or exception. However, we may vary our procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. There is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

In our sole discretion, we may at any time and without prior notice revise any procedures we follow as necessary: to better detect and deter frequent, large, or short-term transfers that may adversely affect Owners and other persons with interests under the Contracts; to comply with state or federal regulatory requirements; or to impose additional or alternate restrictions (such as percentage limits on transfers) on Owners engaging in frequent transfer activity among the Subaccounts. We also may not process a transfer request if the Subaccount affected by the transfer is unable to purchase or redeem shares of its corresponding Fund Portfolio because of actions taken or limitations imposed by the Fund.

The Funds with Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage frequent transfers among Subaccounts. You should be aware that we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us (1) to provide the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

Owners and other persons with interests under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from other insurance companies or from intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit a Fund's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of Portfolio shares as a result of a Fund's own policies and procedures on frequent purchase and redemption of Fund shares (even if an entire omnibus order is rejected because or frequent transfer activity of a single Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain or prevent a loss.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request. We do not impose a charge for participating in this plan.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

o   we have completed the number of designated transfers;

o the value of the Federated Prime Money Fund II Subaccount is completely depleted; or

o   you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three-month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation. We do not impose a charge for participating in this plan.

The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:

o   you request any transfer unless you authorize a new allocation; or

o   the day we receive Written Notice instructing us to cancel the plan.

PARTIAL AND FULL CASH SURRENDERS

    PARTIAL SURRENDERS. You may surrender part of the Cash Surrender Value at any time before the Annuitant's death and the Maturity Date. You may submit a Written Notice to the Home Office or provide notice by telephone if you have provided proper authorization to us. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations," page 27) The minimum partial surrender requested (other than by telephone) must be at least $100. If you provide notice by telephone, the minimum partial surrender requested must be at least $100 and may not exceed the maximum amount we permit to be withdrawn by telephone. We will surrender the amount requested from the Contract Value on the date we receive your Written Notice or notice by telephone for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If the remaining Contract Value is less than the surrender charge, we will reduce the amount surrendered. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year. (See "Surrender Charge," page 29)

    SYSTEMATIC PARTIAL SURRENDER PLAN. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year. (See "Surrender Charge," page 29)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES MAY APPLY TO PARTIAL AND SYSTEMATIC PARTIAL SURRENDERS. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE REQUESTING A PARTIAL OR SYSTEMATIC PARTIAL SURRENDER. (See "FEDERAL TAX STATUS," page 33)

    FULL SURRENDER. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:

o   any applicable surrender charge;

o   any indebtedness;

o   any premium taxes payable; and

o   any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract. We will pay the Cash Surrender Value in a lump sum unless you request payment under a payment option.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Surrender Charge," page 29)

CERTAIN FEDERAL INCOME TAX CONSEQUENCES MAY APPLY TO A SURRENDER OF THE CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE REQUESTING A SURRENDER. (See "FEDERAL TAX STATUS," page 33)

    RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

o   elective contributions made in years beginning after December 31, 1988;

o   earnings on those contributions; and

o earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon:

o   the death of the employee;

o   attainment of age 59 1/2;

o   severance from employment;

o   disability; or

o   financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

CONTRACT TERMINATION

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

o   you have not paid premiums for at least two years;

o   the Contract Value is less than $2,000; and

o total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

CONTRACT LOANS

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

    AMOUNT OF LOAN AVAILABLE. You may borrow up to the lesser of:

(1) $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

(2) the greater of 50% of the Cash Surrender Value of the Contract or $10,000;
    or

(3) the Cash Surrender Value less any outstanding loans, determined as of the date of the loan. At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

    LOAN ACCOUNT. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

    INTEREST CREDITED ON LOANED AMOUNT. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

    LOAN INTEREST CHARGED. On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

    REPAYMENT OF LOAN. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, under federal tax law you will be treated as having a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

    INDEBTEDNESS. Indebtedness means all unpaid Contract loans and loan interest. We will deduct any outstanding indebtedness from the Contract proceeds. We will terminate your Contract if your total indebtedness exceeds the Cash Surrender Value of the Contract. We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

    ERISA PLANS. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan. Any loan under this Contract may also be subject to the rules of the plan it is part of.

You are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor regulations governing plan loans.

DEATH BENEFIT BEFORE MATURITY DATE

A death benefit will be paid at the death of either the Annuitant or an Owner of the Contract. We will determine the amount of the death benefit proceeds on an individual Contract upon receipt at our Home Office of satisfactory proof of the Owner's or the Annuitant's death before the Maturity Date, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. Once a death benefit has been paid, the Contract is terminated. If you are also the Annuitant, the death proceeds payable will be those payable on the death of the Annuitant. However, if the Contract is issued with an Owner and an Annuitant who are not the same individual, the benefit will be paid at the first death.

    DEATH OF ANNUITANT. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary.

The death benefit is equal to the greater of:

o   the guaranteed death benefit less any indebtedness; or

o the Contract Value less any indebtedness on the date we receive proof of the Annuitant's death.

On the Contract Date, the guaranteed death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the guaranteed minimum death benefit by the amount of the payment. Any partial surrender will decrease the guaranteed death benefit by the same percentage that the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elects a payment option. If the Annuitant is an Owner, we are required to distribute the proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants and Beneficiaries, and consult your agent if you have questions.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

    DEATH OF OWNER. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that we distribute the Contract Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

o the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);

o   the distributions begin within one year of the Owner's death; and

o the Beneficiary is a natural person (i.e. not a legal entity such as a corporation or trust).

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value; we will increase the Contract Value to equal the death benefit. We will base this increase of the Contract Value on the date we are notified of the death of the Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:

o we will apply the Contract Value (less any indebtedness and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and

o we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

o   the Contract anniversary following the Annuitant's 85th birthday; or

o   the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

o we must receive your Written Notice at least 30 days before the current Maturity Date;

o you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;

o the requested Maturity Date must be not later than any earlier Maturity Date required by law; and

o   you submit your contract if we require it.

On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See "PAYMENT OPTIONS," page 31)

PAYMENTS

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive due proof of death to pay a death benefit. We may postpone payments if:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or

o the SEC permits by an order the postponement for the protection of Contract Owners; or

o the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored. We also reserve the right to defer payment of transfers, partial and full cash surrenders, loans or death benefit proceeds from the Fixed Account for up to six months.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or Death Proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your account to government regulators.

    LEGACY ACCOUNT. In the circumstances noted below, Kansas City Life will pay Death Benefit proceeds by establishing an interest-bearing account called the "Legacy Account" for the Owner or beneficiary (as the case may be) in the amount of the Death Benefit proceeds. When establishing a Legacy Account, Kansas City Life will send a checkbook to the Owner or Beneficiary within 7 calendar days after we receive all of the documents required to pay the Death Benefit. The Owner or beneficiary will have immediate access to the Legacy Account by writing a check for all or any part of the Death Benefit proceeds. Kansas City Life pays interest on Death Benefit Proceeds from the date we receive satisfactory proof of the Owner's or Annuitant's death to the date the Legacy Account is closed. Kansas City Life sets the interest rate to be paid on each Legacy Account in its sole discretion, may change the interest rate from time to time, and may set different interest rates for different Legacy Accounts depending on certain factors.

The individual Legacy Accounts are part of Kansas City Life's general account. Kansas City Life holds reserves to fund payments from the Legacy Accounts, but because the Accounts are part of our general account, they are subject to the general claims of our creditors. The Legacy Accounts are not bank accounts and are not insured, nor guaranteed, by the FDIC or any other government agency. The Legacy Accounts are administered by a third party administrator.

We will pay Death Benefit proceeds through the Legacy Account when:

o   the proceeds are paid to an individual;

o   the amount of proceeds is $5,000 or more; and

o   the treatment is acceptable in the state in which the claim is made.

Any other use of the Legacy Account requires our approval.

MODIFICATIONS

We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:

o make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;

o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

o   reflect a change in the operation of the Variable Account; or

o   provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required) which will reflect the changes.

REPORTS TO CONTRACT OWNER

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing. We will send you a report at any other time during the year that you request for a reasonable charge.

TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

o   transfer of Contract Value;

o   change in Premium allocation;

o   change in dollar cost averaging;

o   change in portfolio rebalancing; or

o   Contract loan.

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us. We may suspend these privileges at any time if we decide that such suspension is in the best interests of Owners.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Electronic mail requests that are received at customerservice@kclife.com before 3:00 p.m. CST on a Valuation Day will be processed on that Valuation Day. If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange. If an incomplete request is received, we will notify you as soon as possible by return e-mail. Your request will be honored as of the Valuation Day when all required information is received.

Requests can also be made by accessing your account on the Internet at www.kclife.com. Requests and changes received before 3:00 p.m. CST on a Valuation Day will be processed on that Valuation Day. If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange. If any of the fields are left incomplete, the request will not be processed and you will receive an error message. Your request will be honored as of the Valuation Day when all required information is received. You will receive a confirmation in the mail of the changes made within five days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone. The procedures we will follow for facsimile and email communications include, verification of Contract number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available. Any telephone, facsimile, electronic mail system or internet connection, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request.

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See "Transfers from Fixed Account," page 28) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. We will determine current rates at our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

Fixed Account Value is equal to:

o   amounts allocated or transferred to the Fixed Account; plus

o   interest credited; less

o   amounts deducted, transferred, or surrendered.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account. During the first seven Contract Years, the amount transferred from the Fixed Account may not exceed the greatest of: 25% of the unloaned Fixed Account value in the Fixed Account on the date of transfer (unless the balance after the transfer is less than $250 in which case we will transfer the entire amount); the amount transferred out of the Fixed Account in the prior Contract Year, or $2,000 (or the unloaned Fixed Account Value, if less). Beginning in the 8th Contract Year, there is no limitation on the amount transferred from the Fixed Account.

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment proceeds.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    GENERAL. We do not deduct a charge for sales expense from premiums at the time you pay them. However, within certain time limits described below, we will deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you surrender the contract, make a partial surrender, or if you elect a Non-Life Payment Option. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.

    CHARGE FOR PARTIAL SURRENDER OR SURRENDER. If you take a partial or full surrender of the Contract, the surrender charge will be as follows:

                  Contract Year in             Surrender Charge as
                   Which Surrender             Percentage of Amount
                       Occurs                      Surrendered
                          1                             7%
                          2                             7
                          3                             7
                          4                             6
                          5                             5
                          6                             4
                          7                             2
                     8 and after                        0

We will not deduct a surrender charge if the surrender occurs after seven full Contract Years.

In no event will the total surrender charges we assess under a Contract exceed 8 1/2% of the total premiums paid.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from Contract Value remaining after the amount requested is surrendered, according to your instructions.

    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess a surrender charge on any amounts surrendered in excess of 10% and any additional surrenders, which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the Contract Value is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (see "SYSTEMATIC PARTIAL SURRENDER PLAN," page 23), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. After the seventh Contract year, when the surrender charge reaches zero, we will no longer apply a surrender charge.

    NURSING HOME WAIVER. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:

o we must receive satisfactory proof that you are admitted to a licensed nursing home;

o the Contract Value must be paid out in equal amounts over at least a three-year period; and

o you must be confined for at least 90 days before we will waive the surrender charges.

This waiver may not be available in all states.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a transfer-processing fee of $25 for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

ADMINISTRATIVE CHARGES

    ANNUAL ADMINISTRATION FEE. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

    ASSET-BASED ADMINISTRATION CHARGE. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25%. This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer-processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract proceeds to a payment option or a lump sum payment.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

o   nature of the association and its organizational framework;

o   method by which sales will be made to the members of the class;

o facility with which premiums will be collected from the associated individuals;

o   association's capabilities with respect to administrative tasks;

o   anticipated persistency of the Contract;

o   size of the class of associated individuals;

o   number of years the association has been in existence; and

o any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

OTHER TAXES

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

The Funds deduct investment advisory fees and other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities, which do not vary, with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant's death.

An election of a payment option and any revocation or change must be made by Written Notice. You may not elect an option if any periodic payment under the election would be less than $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

     OPTION 1: INTEREST PAYMENTS. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

     OPTION 2: INSTALLMENTS OF A SPECIFIED AMOUNT. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     OPTION 3: INSTALLMENTS FOR A SPECIFIED PERIOD. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

     OPTION 4: LIFE INCOME. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.

     OPTION 5: JOINT AND SURVIVOR INCOME. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. The minimum guaranteed payment period is ten years.

    CHOICE OF OPTIONS: You may choose an option by written notice during the Annuitant's lifetime. If an option for payment of proceeds is not in effect at the Annuitant's death, the beneficiary may make a choice.

Options 1 to 3 may not satisfy the minimum required distribution for a Qualified Contract. Consult a tax adviser. If you elect option 2 or 3 and withdraw the unpaid installments, our obligations under the payment option will end.

YIELDS AND TOTAL RETURNS

YIELDS

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

    STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURNS. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

FEDERAL TAX STATUS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

    NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases in the Contract Value. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

    WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o   made on or after the taxpayer reaches age 59 1/2;

o   made on or after the death of an Owner;

o   attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax. A similar penalty tax, and additional exceptions, may apply to Qualified Contracts.

    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

    TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

    WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

    MULTIPLE CONTRACTS. All Non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

    FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions in 2007 of up to the lesser of $4,000 (or $5,000 if you are age 50 or over) or the amount of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation, in 2007 of up to $10,500 (or $13,000 if you are age 50 or over). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan; the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

    OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

Taxable "eligible rollover distributions" from section 401(a) plans and section 403(b) tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, to an employee (or employee' spouse or former spouse as beneficiary or alternate payee), distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA or 403(b) plan, governmental 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate-planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with our affiliate, Sunset Financial Services, Inc. ("Sunset Financial"), for the distribution and sale of the Contracts. Sunset Financial sells the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers that in turn may sell the Contracts through their sales representatives.

American Century(R) Variable Portfolios II, Inc., Fidelity(R) Variable Insurance Products Contrafund(R) Portfolio, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, and Seligman Portfolios, Inc. each have adopted a Distribution Plan in connection with its 12b-1 shares, and each, under its respective agreement with Sunset Financial, currently pays Sunset Financial fees in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial's obligations under such agreements. All or some of these payments may be passed on to selling firms that have entered into a selling agreement with Sunset Financial. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. Under the Distribution Plan, fees ranging up to 25% of Variable Account assets invested in the Funds are paid to Sunset Financial for its distribution-related services and expenses under such agreement.

We pay commissions to Sunset Financial for the sale of the Contracts by its sales representatives as well as selling firms. Sunset Financial will receive commissions of up to 5.75% of premiums paid. In addition, we may pay an asset-based commission of an amount up to 0.25%. Additional amounts may be paid in certain circumstances. Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments. Sunset Financial does not retain any override as principal underwriter for the Contracts. However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Sunset Financial's operating and other expenses.

Sunset Financial sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers. These programs include conferences, seminars, meals, entertainment, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help sales representatives and their managers qualify for such benefits. Because they are also appointed insurance agents of Kansas City Life, Sunset Financial sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Other selling broker-dealers may share commissions and additional amounts received for sales of the Contracts with their sales representatives in accordance with their programs for compensating sales representatives. These programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

Commissions and other incentives or payment described above are not charged directly to Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

LEGAL PROCEEDINGS

The life insurance industry, including the Company, has been subject to an increase in litigation in recent years. Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company's business, results of operations or financial position.

COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed. Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in the Statement of Additional Information:

o   consolidated balance sheet as of December 31, 2006 and 2005; and

o related consolidated statements of income, stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2006

The following financial statements for the Variable Account are included in the Statement of Additional Information:

o   statement of net assets as of December 31, 2006; and

o related statement of operations for the year ended December 31, 2006 and statements of changes in net assets for each of the years in a two-year period and financial highlights for each of the years in the five-year period ended December 31, 2006.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

    CONDENSED FINANCIAL INFORMATION

    The unit values (in dollars) and the number of accumulation units for each Subaccount for the periods shown are as follows:

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-06          12-31-06     1-1-06          12-31-05         12-31-05      1-1-05
     AIM VARIABLE INSURANCE
             FUNDS

  V.I. Capital Appreciation Fund      354,234              5.28       5.06           405,102             4.96        4.70
        (Series I Shares)

      V.I. Core Equity Fund           218,697              7.52       6.73           208,170             6.61        6.28
        (Series I Shares)

      V.I. Technology Fund            409,396              2.77       2.60           362,068             2.55        2.50
       (Series I Shares)

  AMERICAN CENTURY VARIABLE
       PORTFOLIOS, INC.

   VP Capital Appreciation            370,692             14.48      12.82           336,991            12.53       10.25

      VP Income & Growth              427,071              8.50       7.49           489,495             7.36        7.06

       VP International               405,253             21.89      18.34           395,745            17.75       15.90

       VP Mid Cap Value                 5,668             11.05        NA              NA                 NA          NA

           VP Ultra                   129,797             12.05      12.78           172,910            12.63       12.40

           VP Value                   966,387             11.44       9.89           923,129             9.78        9.35

       AMERICAN CENTURY
  VARIABLE PORTFOLIOS II, INC.

 VP Inflation Protection Fund         119,508             10.54      10.54           123,617            10.51       10.49
         (Class II)

   CALAMOS ADVISORS TRUST
      Growth and Income             1,782,879             17.50      16.44         1,891,453            16.21       15.16

      DREYFUS VARIABLE
      INVESTMENT FUND

       Appreciation                   688,824             16.30      14.43           802,286            14.18       13.69

    Developing Leaders                885,851             16.70      16.57         1,049,610            16.31       15.39

   DREYFUS STOCK INDEX              1,465,519             16.68      14.88         1,725,607            14.64       14.07
FUND, INC. - Initial Shares

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-04          12-31-04     1-1-04          12-31-03         12-31-03      1-1-03

     AIM VARIABLE INSURANCE
             FUNDS

  V.I. Capital Appreciation Fund      445,418              4.74       4.43           419,298             4.44        3.40
        (Series I Shares)

      V.I. Core Equity Fund           269,776              6.35       6.07           311,742             6.09        5.10
        (Series I Shares)

      V.I. Technology Fund            395,445              2.53       2.44           341,981             2.45        1.69
       (Series I Shares)

  AMERICAN CENTURY VARIABLE
         PORTFOLIOS, INC.

   VP Capital Appreciation            367,882             10.40       9.78           390,728             9.80        8.49

      VP Income & Growth              393,185              7.13       6.39           386,192             6.40        5.18

       VP International               444,884             15.90      14.20           504,718            14.03       11.60

       VP Mid Cap Value                  NA                 NA         NA               NA                NA          NA

           VP Ultra                   121,995             12.53      11.46            53,762            11.48         NA

           VP Value                   717,567              9.44       8.35           562,353             8.37        6.76

       AMERICAN CENTURY
  VARIABLE PORTFOLIOS II, INC.

 VP Inflation Protection Fund          96,325             10.50      10.02            50,320            10.06        NA
         (Class II)
   CALAMOS ADVISORS TRUST

      Growth and Income             1,899,592             15.34      14.01         1,395,819            14.00       11.47

      DREYFUS VARIABLE
      INVESTMENT FUND

       Appreciation                   901,300             13.78      13.28           903,536            13.30       11.43

    Developing Leaders              1,198,446             15.64      14.30         1,209,253            14.24       11.28

   DREYFUS STOCK INDEX              1,974,714             14.19      12.96         1,934,470            13.00       10.61
FUND, INC. - Initial Shares

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-06          12-31-06     1-1-06          12-31-05         12-31-05      1-1-05

 THE DREYFUS SOCIALLY                46,520               26.93      25.34          57,372              25.00       24.30
 RESPONSIBLE GROWTH
 FUND, INC. - Initial Shares

 FEDERATED INSURANCE SERIES

 American Leaders Fund II           515,719               24.24      21.31         601,412              21.04       20.14

  High Income Bond Fund II          403,123               17.20      15.76         434,429              15.74       15.59

    Prime Money Fund II             539,416               12.71      12.34         404,843              12.33       12.18

  FRANKLIN TEMPLETON
  VARIABLE INSURANCE
    PRODUCTS TRUST

 Franklin Global Real Estate        397,715               26.47      22.65         394,371              22.26       19.70
   Securities Fund (Class 2)
 (formerly known as Franklin
 Real Estate Fund (Class 2))

Franklin Small-Mid Cap Growth       216,342                7.53      7.10          265,586               7.02       6.70
   Securities Fund (Class 2)

Templeton Developing Markets        297,525               21.85      17.66         181,143              17.29       13.76
  Securities Fund (Class 2)

Templeton Foreign Securities        236,126               27.85      23.77         219,019              23.25       21.35
      Fund (Class 2)

JPMORGAN SERIES TRUST II
   Mid Cap Value Portfolio          340,536               17.78      15.59         295,372              15.43       14.12

   Small Company Portfolio          249,380               20.21      18.12         212,810              17.81       17.14

 U.S. Large Cap Core Equity         152,395               16.38      14.44         150,482              14.24       14.14
          Portfolio

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Series           751,510               18.98      18.14         831,420              17.83       16.39

      Research Series               664,418               19.68      18.39         719,591              18.06       16.84

    Research Bond Series            297,134               16.49      16.10         355,468              16.07       16.06

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-04          12-31-04     1-1-04          12-31-03         12-31-03      1-1-03

 THE DREYFUS SOCIALLY                74,179               24.47      23.32            91,101            23.37       19.41
 RESPONSIBLE GROWTH
 FUND, INC. - Initial Shares

 FEDERATED INSURANCE
       SERIES

  American Leaders Fund II          667,076               20.32      18.74           701,683            18.77       15.33

  High Income Bond Fund II          472,100               15.55      14.29           504,168            14.28       11.86

    Prime Money Fund II             496,302               12.18      12.25           620,055            12.25       12.34

  FRANKLIN TEMPLETON
  VARIABLE INSURANCE
    PRODUCTS TRUST

 Franklin Global Real Estate        353,300               19.89      15.27           235,173            15.31       11.50
   Securities Fund (Class 2)
 (formerly known as Franklin
 Real Estate Fund (Class 2))
Franklin Small-Mid Cap Growth       333,913               6.80       6.20            190,760             6.18       4.69
   Securities Fund (Class 2)

Templeton Developing Markets         80,233               13.76      11.43            55,378            11.19       7.45
  Securities Fund (Class 2)

Templeton Foreign Securities        171,203               21.40      18.43           133,599            18.31       14.27
      Fund (Class 2)

JPMORGAN SERIES TRUST II

   Mid Cap Value Portfolio          147,837               14.33      11.97            47,779            12.00         NA

   Small Company Portfolio          160,995               17.47      13.93           137,120            13.93       10.64

 U.S. Large Cap Core Equity         165,669               14.25      13.20           181,306            13.20       10.80
          Portfolio

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Series           988,598               16.56      14.86         1,058,250            14.87       11.96

      Research Series               792,429               16.99      14.84           960,387            14.87       12.44

    Research Bond Series            384,096               16.05      15.30           412,384            15.35       14.10

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-06          12-31-06     1-1-06          12-31-05         12-31-05      1-1-05
    Total Return Series             697,504               23.83      21.84         805,800              21.59       21.16

 Strategic Income Series            103,628               14.53      13.85         103,335              13.81       13.75

      Utilities Series              834,067               37.05      29.22         860,443              28.62       24.63

SELIGMAN PORTFOLIOS, INC.

 Capital Portfolio (Class 2)        490,300                7.06      6.86          544,028               6.76       6.03

   Communications and               596,741                7.87      6.63          545,886               6.54       6.10
   Information Portfolio
         (Class 2)

Smaller-Cap Value Portfolio         151,243               17.47      14.82         165,606              14.64       15.21
         (Class 2)

                                      NO. OF                                         NO. OF
                                     UNITS AS                                       UNITS AS
                                        OF              UNIT VALUE AS OF               OF              UNIT VALUE AS OF
                                     12-31-04          12-31-04     1-1-04          12-31-03         12-31-03      1-1-03
    Total Return Series              803,008           21.29        19.36           813,603          19.40         17.16

 Strategic Income Series              95,926           13.75        12.92           112,189          12.94         11.83

      Utilities Series               836,120           24.84        19.43           858,009          19.35         14.74

SELIGMAN PORTFOLIOS, INC.

 Capital Portfolio (Class 2)         611,798           6.11         5.71            552,731           5.72         4.42
   Communications and                560,217           6.16         5.63            445,901           5.64         4.08
   Information Portfolio
         (Class 2)

Smaller-Cap Value Portfolio          141,347           15.48        13.20            28,419          13.13          NA
         (Class 2)


                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF              OF                 UNIT VALUE AS OF
                                       12-31-02          12-31-02       1-1-02          12-31-01          12-31-01       1-1-01
  AIM VARIABLE INSURANCE
           FUNDS
 V.I. Capital Appreciation Fund         371,251              3.28         4.94           394,589              4.90         6.68
        (Series I Shares)

      V.I. Core Equity Fund             299,481              4.94         7.18           235,650              7.18         8.04
        (Series I Shares)

      V.I. Technology Fund              318,425              1.63         3.02           253,770              3.01         5.04
        (Series I Shares)

AMERICAN CENTURY VARIABLE
        PORTFOLIOS, INC.

     VP Capital Appreciation            407,005              8.26        10.50           438,956             10.63        13.91

      VP Income & Growth                387,036              5.02         6.34           488,090              6.32         6.82

        VP International                554,851             11.43        14.57           610,610             14.55        20.65

       VP Mid Cap Value                    NA                NA           NA              NA                  NA           NA

           VP Ultra                        NA                NA           NA              NA                  NA           NA

           VP Value                     509,854              6.59         7.62           383,125              7.64         6.74

AMERICAN CENTURY VARIABLE
        PORTFOLIOS II, INC.

    VP Inflation Protection Fund           NA                NA           NA              NA                  NA           NA
          (Class II)

   CALAMOS ADVISORS TRUST
        Growth and Income             1,219,555             11.29        11.90         1,102,523             11.94        12.51

       DREYFUS VARIABLE
       INVESTMENT FUND

          Appreciation                  900,065             11.14        13.65           921,942             13.56        14.94

       Developing Leaders             1,282,099             10.97        13.67         1,212,035             13.75        14.26

DREYFUS STOCK INDEX FUND,             1,838,860             10.27        13.49         1,833,590             13.42        15.05
      INC. - Initial Shares

                                        NO. OF                                            NO. OF
                                       UNITS AS                                          UNITS AS
                                         OF                 UNIT VALUE AS OF               OF                 UNIT VALUE AS OF
                                       12-31-00          12-31-00       1-01-00          12-31-99          12-31-99       1-1-99
  AIM VARIABLE INSURANCE
           FUNDS

 V.I. Capital Appreciation Fund         159,391              7.31          NA               NA                NA            NA
        (Series I Shares)

      V.I. Core Equity Fund              88,258              8.33          NA               NA                NA            NA
        (Series I Shares)

      V.I. Technology Fund               87,053              5.82          NA               NA                NA            NA
        (Series I Shares)

AMERICAN CENTURY VARIABLE
        PORTFOLIOS, INC.

     VP Capital Appreciation            390,944             14.98         13.79           201,336             13.62         8.55

      VP Income & Growth                299,942              6.99          7.84           127,360              7.84         NA

        VP International                566,179             20.84         25.75           351,829             25.33        16.30

       VP Mid Cap Value                   NA                  NA           NA               NA                  NA           NA

           VP Ultra                       NA                  NA           NA               NA                  NA           NA

           VP Value                     177,783              6.87          5.75           119,093              5.86          NA

AMERICAN CENTURY VARIABLE
        PORTFOLIOS II, INC.

    VP Inflation Protection Fund          NA                  NA           NA               NA                NA            NA
          (Class II)

   CALAMOS ADVISORS TRUST
        Growth and Income               765,350             12.73         12.08           175,917             12.03         NA
       DREYFUS VARIABLE
       INVESTMENT FUND

          Appreciation                  990,125             15.16         15.29           850,787             15.46        14.07

       Developing Leaders             1,195,417             14.86         13.05         1,022,402             13.04        10.87

DREYFUS STOCK INDEX FUND,             1,779,126             15.50         17.15         1,478,541             17.27        14.55
      INC. - Initial Shares

                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF               OF                UNIT VALUE AS OF
                                       12-31-02          12-31-02       1-1-02          12-31-01          12-31-01       1-1-01
     THE DREYFUS SOCIALLY               106,578             18.81        27.07           129,288             26.84        33.80
RESPONSIBLE GROWTH FUND,
      INC. - Initial Shares

     FEDERATED INSURANCE SERIES

     American Leaders Fund II           757,149             14.91        18.92           803,723             18.95        12.06

     High Income Bond Fund II           468,639             11.85        11.91           539,719             11.85        11.85

      Prime Money Fund II               835,149             12.34        12.34           913,702             12.34        12.06

      FRANKLIN TEMPLETON
      VARIABLE INSURANCE
        PRODUCTS TRUST

    Franklin Global Real Estate         224,878             11.43        11.34            72,838             11.36        10.59
      Securities Fund (Class 2)
    (formerly known as Franklin
    Real Estate Fund (Class 2))

Franklin Small-Mid Cap Growth           113,154              4.57         6.49           101,690              6.50         7.26
      Securities Fund (Class 2)

Templeton Developing Markets             26,015              7.42         7.56            14,670              7.53         8.29
      Securities Fund (Class 2)

  Templeton Foreign Securities          119,919             14.05        17.58           100,204             17.49        21.09
          Fund (Class 2)

  JPMORGAN SERIES TRUST II
      Mid Cap Value Portfolio             NA                 NA           NA               NA                 NA           NA

      Small Company Portfolio           130,565             10.39        13.33           136,287             13.45        14.03

    U.S. Large Cap Core Equity          188,673             10.45        14.13           208,516             14.06        15.72
           Portfolio

   MFS VARIABLE INSURANCE TRUST

      Emerging Growth Series          1,142,128             11.58        17.78         1,377,606             17.73        25.74

        Research Series               1,056,015             12.09        16.25         1,139,247             16.25        19.97

      Research Bond Series              357,755             14.24        13.18           318,363             13.26        12.46

                                        NO. OF                                            NO. OF
                                       UNITS AS                                          UNITS AS
                                         OF                 UNIT VALUE AS OF               OF                 UNIT VALUE AS OF
                                       12-31-00          12-31-00       1-01-00          12-31-99          12-31-99       1-1-99
     THE DREYFUS SOCIALLY               128,985             35.16         39.60            46,470             39.92         NA
RESPONSIBLE GROWTH FUND,
      INC. - Initial Shares
   FEDERATED INSURANCE SERIES

     American Leaders Fund II           887,788             20.06         19.49           880,408             19.76        18.91

     High Income Bond Fund II           593,275             11.85         13.19           725,350             13.21        13.12

      Prime Money Fund II             1,116,955             12.06         11.55         1,637,233             11.54        11.19
      FRANKLIN TEMPLETON
      VARIABLE INSURANCE
        PRODUCTS TRUST

    Franklin Global Real Estate             891             10.68          NA                NA                 NA           NA
      Securities Fund (Class 2)
    (formerly known as Franklin
    Real Estate Fund (Class 2))

Franklin Small-Mid Cap Growth            56,941              7.77          NA                NA                 NA           NA
    Securities Fund (Class 2)

Templeton Developing Markets              6,136              8.31          NA                NA                 NA           NA
    Securities Fund (Class 2)

  Templeton Foreign Securities           91,151             21.12         22.10            42,265             21.84          NA
          Fund (Class 2)

  JPMORGAN SERIES TRUST II

      Mid Cap Value Portfolio             NA                 NA            NA                NA                 NA           NA

      Small Company Portfolio           113,029             14.83         16.80            15,815             16.77          NA

    U.S. Large Cap Core Equity          187,119             16.18         18.27            64,227             18.39          NA
           Portfolio

   MFS VARIABLE INSURANCE TRUST

      Emerging Growth Series          1,305,640             27.03         34.34           959,024             33.58        19.52

        Research Series               1,076,208             20.93         22.00           854,627             22.15        18.15

      Research Bond Series              234,751             12.37         11.42           248,885             11.51        11.84

                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF               OF                UNIT VALUE AS OF
                                       12-31-02          12-31-02       1-1-02          12-31-01          12-31-01       1-1-01
      Total Return Series               821,472             16.92        18.03           813,241             18.09        18.20
    Strategic Income Series              74,607             11.89        11.08            45,118             11.12        10.84

        Utilities Series                977,812             14.44        19.04         1,199,579             18.96        24.71

SELIGMAN PORTFOLIOS, INC.

   Capital Portfolio (Class 2)          496,576              4.28         6.51           446,571              6.49         7.18

       Communications and               380,892              3.97         6.34           318,950              6.32         5.78

Information Portfolio (Class 2)

 Smaller-Cap Value Portfolio              NA                 NA            NA              NA                  NA           NA
           (Class 2)

                                        NO. OF                                            NO. OF
                                       UNITS AS                                          UNITS AS
                                         OF                 UNIT VALUE AS OF               OF                 UNIT VALUE AS OF
                                       12-31-00          12-31-00       1-01-00          12-31-99          12-31-99       1-1-99
      Total Return Series               681,939             18.30         15.75           663,964             15.96        15.71

    Strategic Income Series              45,710             10.77         10.39            37,881             10.42        10.89
        Utilities Series              1,096,546             25.37         23.78           779,090             23.87        18.78

SELIGMAN PORTFOLIOS, INC.

   Capital Portfolio (Class 2)          166,517              7.85          NA               NA                 NA           NA

       Communications and               123,595              6.10          NA               NA                 NA           NA
Information Portfolio (Class 2)

 Smaller-Cap Value Portfolio              NA                 NA            NA               NA                 NA           NA
           (Class 2)

                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF              OF                 UNIT VALUE AS OF
                                       12-31-98          12-31-98       1-1-98          12-31-97          12-31-97       1-1-97
   AIM VARIABLE INSURANCE
           FUNDS
  V.I. Capital Appreciation Fund          NA                 NA           NA               NA                 NA           NA
        (Series I Shares)

      V.I. Core Equity Fund               NA                 NA           NA               NA                 NA           NA
        (Series I Shares)

      V.I. Technology Fund                NA                 NA           NA               NA                 NA           NA
        (Series I Shares)

AMERICAN CENTURY VARIABLE
        PORTFOLIOS, INC.

       VP Capital Appreciation          209,506              8.59         8.84           200,605              8.90         9.15

      VP Income & Growth                 NA                  NA           NA               NA                 NA           NA

        VP International                318,032             15.71        13.49           188,540             13.41        11.37

        VP Mid Cap Value                 NA                  NA           NA               NA                 NA           NA

             VP Ultra                    NA                  NA           NA               NA                 NA           NA

            VP Value                     NA                  NA           NA               NA                 NA           NA

AMERICAN CENTURY VARIABLE
        PORTFOLIOS II, INC.

    VP Inflation Protection Fund         NA                  NA           NA               NA                 NA           NA
            (Class II)

   CALAMOS ADVISORS TRUST
        Growth and Income                NA                  NA           NA               NA                 NA           NA
       DREYFUS VARIABLE
       INVESTMENT FUND

           Appreciation                 522,930             14.08        11.07           154,014             10.97         NA

       Developing Leaders               916,842             10.95        11.45           349,294             11.50         NA

DREYFUS STOCK INDEX FUND,               866,145             14.56        11.57           355,380             11.52         NA
      INC. - Initial Shares

                                        NO. OF
                                       UNITS AS
                                         OF                 UNIT VALUE AS OF
                                       12-31-96          12-31-96       1-1-96
   AIM VARIABLE INSURANCE
           FUNDS

  V.I. Capital Appreciation Fund         NA                 NA             NA
        (Series I Shares)

      V.I. Core Equity Fund              NA                 NA             NA
        (Series I Shares)

      V.I. Technology Fund               NA                 NA             NA
        (Series I Shares)

AMERICAN CENTURY VARIABLE
        PORTFOLIOS, INC.

       VP Capital Appreciation          147,134              9.33         9.91

       VP Income & Growth                NA                 NA             NA

        VP International                 77,422             11.47        10.24

        VP Mid Cap Value                 NA                 NA             NA

             VP Ultra                    NA                 NA             NA

            VP Value                     NA                 NA             NA
AMERICAN CENTURY VARIABLE
        PORTFOLIOS II, INC.

    VP Inflation Protection Fund         NA                 NA             NA
            (Class II)

   CALAMOS ADVISORS TRUST
        Growth and Income                NA                 NA             NA
       DREYFUS VARIABLE
       INVESTMENT FUND

           Appreciation                  NA                 NA             NA

       Developing Leaders                NA                 NA             NA

DREYFUS STOCK INDEX FUND,                NA                 NA             NA
      INC. - Initial Shares

                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF              OF                 UNIT VALUE AS OF
                                       12-31-98          12-31-98       1-1-98          12-31-97          12-31-97       1-1-97
     THE DREYFUS SOCIALLY                 NA                 NA           NA              NA                 NA             NA
RESPONSIBLE GROWTH FUND,
      INC. - Initial Shares

FEDERATED INSURANCE SERIES

     American Leaders Fund II           671,781             18.89        16.33           341,341             16.29        12.43

     High Income Bond Fund II           629,345             13.10        12.94           348,642             12.93        11.52

      Prime Money Fund II               732,947             11.19        10.81           141,386             10.81        10.45

      FRANKLIN TEMPLETON
      VARIABLE INSURANCE
        PRODUCTS TRUST

    Franklin Global Real Estate           NA                 NA            NA             NA                 NA             NA
      Securities Fund (Class 2)
    (formerly known as Franklin
    Real Estate Fund (Class 2))

Franklin Small-Mid Cap Growth             NA                 NA            NA             NA                 NA             NA
      Securities Fund (Class 2)

Templeton Developing Markets              NA                 NA            NA             NA                 NA             NA
      Securities Fund (Class 2)

  Templeton Foreign Securities            NA                 NA            NA            NA                  NA             NA
         Fund (Class 2)

  JPMORGAN SERIES TRUST II

      Mid Cap Value Portfolio             NA                 NA            NA             NA                 NA             NA

      Small Company Portfolio             NA                 NA            NA             NA                 NA             NA

    U.S. Large Cap Core Equity            NA                 NA            NA             NA                 NA             NA
             Portfolio

   MFS VARIABLE INSURANCE
             TRUST

      Emerging Growth Series            772,321             19.57        14.82           518,578             14.79        12.17

        Research Series                 770,593             18.23        15.01           516,667             14.99        12.51

      Research Bond Series              228,058             11.83        11.29            94,899             11.23        10.29

                                        NO. OF
                                       UNITS AS
                                         OF                 UNIT VALUE AS OF
                                       12-31-96           12-31-96      1-1-96
     THE DREYFUS SOCIALLY                NA                 NA            NA
RESPONSIBLE GROWTH FUND,
      INC. - Initial Shares
FEDERATED INSURANCE SERIES

     American Leaders Fund II            94,537             12.48        10.50

     High Income Bond Fund II            88,100             11.52        10.23

      Prime Money Fund II                53,502             10.45        10.12
      FRANKLIN TEMPLETON
      VARIABLE INSURANCE
        PRODUCTS TRUST

    Franklin Global Real Estate          NA                 NA            NA
      Securities Fund (Class 2)
    (formerly known as Franklin
    Real Estate Fund (Class 2))

Franklin Small-Mid Cap Growth            NA                 NA            NA
      Securities Fund (Class 2)

Templeton Developing Markets             NA                 NA            NA
      Securities Fund (Class 2)

  Templeton Foreign Securities           NA                 NA            NA
         Fund (Class 2)

  JPMORGAN SERIES TRUST II

      Mid Cap Value Portfolio            NA                 NA            NA

      Small Company Portfolio            NA                 NA            NA

    U.S. Large Cap Core Equity           NA                 NA            NA
             Portfolio

   MFS VARIABLE INSURANCE
             TRUST

      Emerging Growth Series            253,083             12.31        10.65

        Research Series                 190,114             12.64        10.49

      Research Bond Series               58,082             10.34        10.29

                                        NO. OF                                           NO. OF
                                       UNITS AS                                         UNITS AS
                                         OF                 UNIT VALUE AS OF              OF                 UNIT VALUE AS OF
                                       12-31-98          12-31-98       1-1-98          12-31-97          12-31-97       1-1-97
     Total Return Series                525,904             15.73        14.23           292,413             14.20        11.81

    Strategic Income Series              32,531             10.83        10.16            36,847             10.17        10.39

        Utilities Series                476,246             18.63        15.96           204,977             16.00        12.21

SELIGMAN PORTFOLIOS, INC.

   Capital Portfolio (Class 2)           NA                 NA            NA             NA                  NA             NA

       Communications and                NA                 NA            NA             NA                  NA             NA
     Information Portfolio
           (Class 2)

 Smaller-Cap Value Portfolio             NA                 NA            NA             NA                  NA             NA
           (Class 2)

                                        NO. OF
                                       UNITS AS
                                         OF                 UNIT VALUE AS OF
                                       12-31-96           12-31-96      1-1-96
     Total Return Series                 79,175             11.88        10.56

    Strategic Income Series              22,139             10.44        10.39

        Utilities Series                 32,814             12.32        10.58
SELIGMAN PORTFOLIOS, INC.

   Capital Portfolio (Class 2)             NA                 NA           NA

       Communications and                  NA                 NA           NA
     Information Portfolio
           (Class 2)

 Smaller-Cap Value Portfolio               NA                 NA           NA
           (Class 2)

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
ADDITIONAL CONTRACT PROVISIONS................................................1

    THE CONTRACT..............................................................1
    INCONTESTABILITY..........................................................1
    MISSTATEMENT OF AGE OR SEX................................................1
    NON-PARTICIPATION.........................................................1
    TAX STATUS OF THE CONTRACTS...............................................1

CONTROL OF THE CONTRACT.......................................................2

    OWNERSHIP.................................................................2
    CHANGE OF OWNERSHIP.......................................................2
    ASSIGNMENT................................................................2
    BENEFICIARY...............................................................2
    SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT...........................2
    SALE OF THE CONTRACTS.....................................................2

CALCULATION OF YIELDS AND TOTAL RETURNS.......................................3

    FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS...........................3
    OTHER SUBACCOUNT YIELDS...................................................4
    STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS..........................4
    OTHER TOTAL RETURNS.......................................................5
    EFFECT OF THE ANNUAL TOTAL RETURNS........................................5

SAFEKEEPING OF ACCOUNT ASSETS.................................................5

STATE REGULATION..............................................................5

RECORDS AND REPORTS...........................................................5

LEGAL MATTERS.................................................................5

EXPERTS.......................................................................6

OTHER INFORMATION.............................................................6

FINANCIAL STATEMENTS..........................................................6

--------------------------------------------------------------------------------
To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call (800) 616-3670 to order a copy.

To: Kansas City Life Insurance Company
    Variable Administration Department
    P.O. Box 219364
    Kansas City, Missouri 64121-9364

Please mail a copy of the Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:
Name:___________________________________________________________________________

Address:________________________________________________________________________

City______________________ State _________ Zip___________

Signature of Requestor:  ____________________________________   Date:___________

                                     PART B

                             STATEMENT OF ADDITIONAL
                                   INFORMATION

                       KANSAS CITY LIFE INSURANCE COMPANY
                                  3520 BROADWAY
                                 P.O. BOX 219364
                        KANSAS CITY, MISSOURI 64121-9364
                                 (800) 616-3670

                       STATEMENT OF ADDITIONAL INFORMATION
               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for an individual flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. Terms defined in the Prospectus have the same meaning in this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2007.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                       PAGE
ADDITIONAL CONTRACT PROVISIONS ................................................1
    THE CONTRACT...............................................................1
    INCONTESTABILITY...........................................................1
    MISSTATEMENT OF AGE OR SEX.................................................1
    NON-PARTICIPATION .........................................................1
    TAX STATUS OF THE CONTRACTS................................................1
CONTROL OF THE CONTRACT .......................................................2
   OWNERSHIP ..................................................................2
   CHANGE OF OWNERSHIP ........................................................2
   ASSIGNMENT .................................................................2
   BENEFICIARY.................................................................2
   SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT ............................2
   SALE OF THE CONTRACTS ......................................................2
CALCULATION OF YIELDS AND TOTAL RETURNS........................................3
   FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS.............................3
   OTHER SUBACCOUNT YIELDS.....................................................4
   STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS ...........................4
   OTHER TOTAL RETURNS.........................................................5
   EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA.................5
SAFEKEEPING OF ACCOUNT ASSETS..................................................5
STATE REGULATION...............................................................5
RECORDS AND REPORTS ...........................................................5
LEGAL MATTERS..................................................................5
EXPERTS .......................................................................6
OTHER INFORMATION .............................................................6
FINANCIAL STATEMENTS...........................................................6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire Contract is made up of the contract and the application. The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

NON-PARTICIPATION

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

    DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

    OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.
While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

OWNERSHIP

The Annuitant is the owner unless otherwise provided in the application. As owner, you may exercise every right provided by your contract. These rights and privileges end at the Annuitant's death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

CHANGE OF OWNERSHIP

You may change the ownership of this contract by giving written notice to us. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on non-qualified contracts. You should consult with your tax advisor before requesting any changes of ownership on a non-qualified contract.

ASSIGNMENT

An assignment is a transfer of some or all of your rights under this contract. No assignment will be binding on us unless made in writing and filed at our Home Office. We assume no responsibility for the validity or effect of any assignment.

Certain federal income tax consequences may apply to an assignment. You should consult with your tax advisor before requesting an assignment.

BENEFICIARY

The beneficiary is shown on the application or in the last beneficiary designation filed with us. Death proceeds will be paid to the beneficiary except as provided in this Section.

If any beneficiary dies before the Annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interest.

If all beneficiaries die before the Annuitant, we will pay death proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the beneficiary by filing a written notice in a form satisfactory to us. In order to be effective, the written notice for change of beneficiary must be signed while your contract is in force and the Annuitant is living. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any beneficiary will be subject to:

(1) any assignment of this contract which is binding on us; and

(2) any optional settlement agreement in effect at the Annuitant's death.

SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT

We will pay death proceeds as though the beneficiary died before the Annuitant if:

(1) the beneficiary dies at the same time as or within 15 days of the Annuitant's death; and

(2) we have not paid the proceeds to the beneficiary within this 15-day period.

SALE OF THE CONTRACTS

We offer the Contracts to the public on a continuous basis through Sunset Financial Services, Inc. ("Sunset Financial"). We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us. Sunset Financial serves as principal underwriter for the Contracts. Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), and is a member of NASD, Inc. (the "NASD"). Sunset Financial is a member of the Securities Investor Protection Corporation.

Sunset Financial offers the Contracts through its sales representatives. Sunset Financial may also enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

----------------------------------------------------------------------------------------------------------
Fiscal Year             Aggregate Amount of                 Aggregate Amount of Commissions Retained by
                     Commissions Paid to Sunset          Sunset Financial After Payments to its Registered
                            Financial*                           Persons and Other Broker-Dealers
----------------------------------------------------------------------------------------------------------
   2004                     $2,781.947.00                                   $127,807.00
   2005                     $2,892,011.00                                   $163,737.00
   2006                     $2,476,131.00                                   $148,829.00
----------------------------------------------------------------------------------------------------------

  * Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

(1) net income from the Federated Prime Money Fund II attributable to the hypothetical account; and

(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:

(1) the annual administration fee,

(2) the asset-based administration charge, and

(3) the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount's average account size.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Fund II Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Federated Prime Money Fund II Subaccount's actual yield is affected by:

o   changes in interest rates on money market securities;

o   average portfolio maturity of the Federated Prime Money Fund II;

o the types and quality of portfolio securities held by the Federated Prime Money Fund II; and

o   the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

(1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by

(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

(3) compounding that yield for a six-month period; and by

(4) multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of the amount surrendered during the first seven Contract years. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.

STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

o   the performance of the Subaccount's underlying Portfolio;

o   the deductions for the annual administration fee;

o   asset-based administration charge; and

o   mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount's average account size. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years.

OTHER TOTAL RETURNS

    ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURN. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

We may disclose cumulative total returns in conjunction with the standard formats described above.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per- day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption's of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by William A. Schalekamp, General Counsel of

Kansas City Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws.

EXPERTS

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006; the statement of net assets of the Variable Account as of December 31, 2006 and the related statement of operations for the year ended December 31, 2006 and statements of changes in net assets for each of the years in the two-year period ended December 31, 2006, and financial highlights for each of the years in the five-year period ended December 31, 2006; have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Their report on the consolidated financial statements contains an explanatory paragraph that states that as discussed in note 1 to the consolidated financial statements, the Company adopted Statement of Financial Standards No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, effective December 31, 2006.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in this Statement of Additional Information:

o  consolidated balance sheet as of December 31, 2006 and 2005; and

o related consolidated statements of income, stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2006.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

o  statement of net assets as of December 31, 2006; and

o related statement of operations for the year ended December 31, 2006, statements of changes in net assets for each of the years in the two-year period ended December 31, 2006, and financial highlights for each of the years in the five-year period ended December 31, 2006.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

                       KANSAS CITY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (amounts in thousands, except share data)

                                                                                December 31
                                                                  -------------------------------------
                                                                       2006                   2005
                                                                  --------------         --------------
ASSETS
Investments:
   Fixed maturity securities available for sale, at fair value
      (amortized cost: 2006 - $2,718,960; 2005 - $2,830,926)      $    2,719,439         $    2,865,476
   Equity securities available for sale, at fair value
      (cost: 2006 - $50,180; 2005 - $52,143)                              52,351                 52,775
   Mortgage loans                                                        472,019                458,668
   Real estate                                                           110,773                 81,870
   Policy loans                                                           96,218                101,088
   Short-term investments                                                 41,037                 46,383
   Other investments                                                       3,182                  2,179
                                                                  --------------         --------------
      Total investments                                                3,495,019              3,608,439

Cash                                                                       2,660                 10,985
Accrued investment income                                                 38,661                 40,002
Deferred acquisition costs                                               220,595                226,963
Value of business acquired                                                82,769                 89,505
Reinsurance receivables                                                  159,513                156,105
Property and equipment                                                    29,364                 29,954
Other assets                                                              31,092                 28,559
Separate account assets                                                  400,749                367,860
                                                                  --------------         --------------
      Total assets                                                $    4,460,422         $    4,558,372
                                                                  ==============         ==============

LIABILITIES
Future policy benefits                                            $      854,447         $      860,284
Policyholder account balances                                          2,191,105              2,278,418
Policy and contract claims                                                32,188                 36,142
Other policyholder funds                                                  87,094                 93,197
Notes payable                                                             14,700                 27,282
Income taxes                                                              35,319                 40,155
Other liabilities                                                        160,516                174,815
Separate account liabilities                                             400,749                367,860
                                                                  --------------         --------------
      Total liabilities                                                3,776,118              3,878,153
                                                                  ==============         ==============

STOCKHOLDERS' EQUITY
Common stock, par value $1.25 per share
   Authorized 36,000,000 shares,
      issued 18,496,680 shares                                            23,121                 23,121
Additional paid in capital                                                25,852                 25,063
Retained earnings                                                        780,892                756,807
Accumulated other comprehensive loss                                     (25,118)                (8,406)
Less treasury stock, at cost (2006 - 6,641,183 shares;
   2005 - 6,578,046 shares)                                             (120,443)              (116,366)
                                                                  --------------         --------------
      Total stockholders' equity                                         684,304                680,219
                                                                  --------------         --------------
      Total liabilities and stockholders' equity                  $    4,460,422         $    4,558,372
                                                                  ==============         ==============

          See accompanying Notes to Consolidated Financial Statements.

                       KANSAS CITY LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                    (amounts in thousands, except share data)

                                                                                     Year Ended December 31
                                                                  ------------------------------------------------------------
                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
REVENUES
Insurance revenues:
   Premiums                                                       $      175,637         $      179,347         $      188,881
   Contract charges                                                      114,496                114,745                115,710
   Reinsurance ceded                                                     (54,979)               (55,597)               (54,490)
                                                                  --------------         --------------         --------------
      Total insurance revenues                                           235,154                238,495                250,101
Investment revenues:
   Net investment income                                                 196,280                194,608                197,975
   Realized investment gains                                               5,621                  6,113                 45,929
Other revenues                                                            11,349                 10,312                  8,468
                                                                  --------------         --------------         --------------
      Total revenues                                                     448,404                449,528                502,473
                                                                  --------------         --------------         --------------

BENEFITS AND EXPENSES
Policyholder benefits                                                    167,795                169,693                178,188
Interest credited to policyholder account balances                        94,648                 98,637                103,464
Amortization of deferred acquisition costs
   and value of business acquired                                         41,634                 42,429                 43,477
Operating expenses                                                        93,080                 89,144                 95,661
                                                                  --------------         --------------         --------------
      Total benefits and expenses                                        397,157                399,903                420,790
                                                                  --------------         --------------         --------------

Income before income tax expense                                          51,247                 49,625                 81,683

Income tax expense                                                        14,329                 13,441                 23,996
                                                                  --------------         --------------         --------------

NET INCOME                                                        $       36,918         $       36,184         $       57,687
                                                                  ==============         ==============         ==============
Basic and diluted earnings per share:
   Net income                                                     $         3.11         $         3.03         $         4.83
                                                                  ==============         ==============         ==============

          See accompanying Notes to Consolidated Financial Statements.

                       KANSAS CITY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
                    (amounts in thousands, except share data)

                                                                                     Year Ended December 31
                                                                  ------------------------------------------------------------
                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
COMMON STOCK, beginning and end of year                           $       23,121         $       23,121         $       23,121
                                                                  --------------         --------------         --------------

ADDITIONAL PAID IN CAPITAL
Beginning of year                                                         25,063                 24,279                 23,310
Excess of proceeds over cost of treasury stock sold                          789                    784                    969
                                                                  --------------         --------------         --------------
   End of year                                                            25,852                 25,063                 24,279
                                                                  --------------         --------------         --------------

RETAINED EARNINGS
Beginning of year                                                        756,807                733,499                688,800
Net income                                                                36,918                 36,184                 57,687
Stockholder dividends of $1.08 per share
   (2005 - $1.08; 2004 - $1.08)                                          (12,833)               (12,876)               (12,988)
                                                                  --------------         --------------         --------------
   End of year                                                           780,892                756,807                733,499
                                                                  --------------         --------------         --------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                         (8,406)                26,231                 23,418
Other comprehensive income (loss)                                        (16,712)               (34,637)                 2,813
                                                                  --------------         --------------         --------------
   End of year                                                           (25,118)                (8,406)                26,231
                                                                  --------------         --------------         --------------

TREASURY STOCK, at cost
Beginning of year                                                       (116,366)              (114,234)              (114,211)
Cost of 87,167 shares acquired
   (2005 - 50,689 shares; 2004 - 12,227 shares)                           (4,418)                (2,458)                  (506)
Cost of 24,030 shares sold
   (2005 - 22,930 shares; 2004 - 34,027 shares)                              341                    326                    483
                                                                  --------------         --------------         --------------
   End of year                                                          (120,443)              (116,366)              (114,234)
                                                                  --------------         --------------         --------------
TOTAL STOCKHOLDERS' EQUITY                                        $      684,304         $      680,219         $      692,896
                                                                  ==============         ==============         ==============

          See accompanying Notes to Consolidated Financial Statements.

                       KANSAS CITY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (amounts in thousands)

                                                                                     Year Ended December 31
                                                                  ------------------------------------------------------------
                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
OPERATING ACTIVITIES
Net income                                                        $       36,918         $       36,184         $       57,687
Adjustments to reconcile net income to
   net cash provided by operating activities:
      Amortization of investment premium (discount)                        7,908                 10,493                 13,387
      Depreciation                                                         4,223                  4,289                  5,175
      Acquisition costs capitalized                                      (26,554)               (28,092)               (29,006)
      Amortization of deferred acquisition costs                          34,919                 35,608                 36,080
      Amortization of value of business acquired                           7,392                  6,821                  7,397
      Realized investment gains                                           (5,621)                (6,113)               (45,929)
      Changes in assets and liabilities:
         Future policy benefits                                           (5,837)                (3,470)                 1,345
         Policyholder account balances                                   (28,061)               (17,275)                (9,055)
         Income taxes payable and deferred                                 3,946                  5,064                 16,124
      Other, net                                                          (5,297)                   856                (23,185)
                                                                  --------------         --------------         --------------
      Net cash provided                                                   23,936                 44,365                 30,020
                                                                  --------------         --------------         --------------

INVESTING ACTIVITIES
Purchases of investments:
   Fixed maturity securities                                            (274,662)              (541,305)              (726,948)
   Equity securities                                                     (10,761)                (5,690)                (6,957)
   Mortgage loans                                                        (72,569)              (109,561)               (72,265)
   Real estate                                                           (45,139)               (17,725)                (8,287)
   Other investment assets                                                (1,003)                   (98)                (1,179)
Sales of investments:
   Fixed maturity securities                                              94,717                175,317                159,095
   Equity securities                                                       5,078                  6,296                  4,730
   Real estate                                                            18,778                 33,267                 72,092
   Other investment assets                                                10,216                 29,055                  9,717
Maturities and principal paydowns of investments:
   Fixed maturity securities                                             279,010                394,366                421,974
   Equity securities                                                       7,175                  9,026                  2,765
   Mortgage loans                                                         59,120                 82,414                 98,689
Net additions to property and equipment                                   (2,028)                (1,061)                (1,686)
                                                                  --------------         --------------         --------------
      Net cash provided (used)                                            67,932                 54,301                (48,260)
                                                                  --------------         --------------         --------------

FINANCING ACTIVITIES
Proceeds from borrowings                                                  67,001                 45,315                 13,575
Repayment of borrowings                                                  (79,583)              (110,252)               (55,025)
Deposits on policyholder account balances                                218,548                265,219                293,483
Withdrawals from policyholder account balances                          (294,252)              (270,521)              (222,386)
Net transfers from (to) separate accounts                                 16,451                  5,213                (12,009)
Change in other deposits                                                 (12,237)               (12,577)                (3,239)
Cash dividends to stockholders                                           (12,833)               (12,876)               (12,988)
Net disposition (acquisition) of treasury stock                           (3,288)                (1,348)                   946
                                                                  --------------         --------------         --------------
      Net cash provided (used)                                          (100,193)               (91,827)                 2,357
                                                                  --------------         --------------         --------------

Increase (decrease) in cash                                               (8,325)                 6,839                (15,883)
Cash at beginning of year                                                 10,985                  4,146                 20,029
                                                                  --------------         --------------         --------------
      Cash at end of year                                         $        2,660         $       10,985         $        4,146
                                                                  ==============         ==============         ==============

          See accompanying Notes to Consolidated Financial Statements.

                       KANSAS CITY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                    (amounts in thousands, except share data)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

BUSINESS
Kansas City Life Insurance Company (the Company) is a Missouri domiciled stock life insurance company which, with its subsidiaries, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products through three life insurance companies: Kansas City Life Insurance Company (Kansas City Life) the parent company, and wholly owned subsidiaries Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American).

BASIS OF PRESENTATION
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Kansas City Life and its subsidiaries, principally Sunset Life and Old American. All material intercompany accounts and transactions have been eliminated in consolidation. Certain amounts in prior years have been reclassified to conform with the current year presentation.

USE OF ESTIMATES
The preparation of the consolidated financial statements requires management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. These estimates are inherently subject to change and actual results could differ from these estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are deferred acquisition costs, value of business acquired, future policy benefits, policy and contract claim liabilities, valuation allowance on deferred income tax assets and the fair value of certain invested assets.

BUSINESS CHANGES
In 2006, the Company entered into a Master General Agent and Marketing Agreement with American Republic Insurance Company (American Republic) under which American Republic agents market Kansas City Life's insurance products. For segment reporting purposes, sales under this agreement will be reflected in the Individual Insurance segment.

INVESTMENTS
Short-term investments are stated at cost, adjusted for amortization of premium and accrual of discount. Securities available for sale are stated at fair value. Unrealized gains and losses, net of adjustments to deferred acquisition costs
(DAC), value of business acquired (VOBA), policyholder account balances and deferred income taxes, are reported as a separate component of accumulated other comprehensive loss in stockholders' equity. The adjustments to DAC and VOBA represent changes in the amortization of DAC and VOBA that would have been required as a charge or credit to income had such unrealized amounts been realized. The adjustment to policyholder account balances represents the increase from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at current market interest rates, which were lower than the then current effective portfolio rate.

The Company reviews and analyzes its securities on an ongoing basis to determine whether impairments exist that are other-than-temporary. Based upon these analyses, specific security values are written down to fair value through earnings as a realized investment loss if the security's value is considered to be an other-than-temporary impairment. Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method. See Note 2 - Investments for further details.

Mortgage loans are stated at cost, adjusted for amortization of premium and accrual of discount, less a valuation reserve for probable losses. A loan is considered impaired if it is probable that contractual amounts due will not be collected. The valuation reserve is based upon historical impairment experience, including an estimate of probable impairment of any delinquent or defaulted loans. Such estimates are based upon the value of the expected cash flows and the underlying collateral on a net realizable basis. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

Real estate consists of directly owned investments and real estate joint ventures. Real estate that is directly owned is carried at depreciated cost. Real estate joint ventures consist primarily of office buildings, unimproved land for future development and low income housing tax credit ("LIHTC") investments. Real estate joint ventures are consolidated where required or are valued at cost, adjusted for the Company's equity in earnings.

Policy loans are carried at cost, less principal payments received. Investment income is recognized when earned. Realized gains and losses on the sale of investments are determined on the basis of specific security identification recorded on the trade date.

Investment income on mortgage-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, except for ARMs (adjustable rate mortgage-backed securities) where the prospective method is used. Under the retrospective method the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the time of purchase. Under the prospective method, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. The adjustments to amortized cost under both methods are recorded as a charge or credit to net investment income.

DEFERRED ACQUISITION COSTS (DAC)
Deferred acquisition costs (DAC), principally agent commissions and other selling, selection and issue costs, which vary with and are directly related to the production of new business, are capitalized as incurred. These deferred costs are then amortized in proportion to future premium revenues or the expected future profits of the business, depending upon the type of product. Profit expectations are based upon assumptions of future interest spreads, mortality margins, expense margins and policy and premium persistency experience. These assumptions involve judgment and are compared to actual experience on an ongoing basis. If it is determined that the assumptions related to the profit expectations for interest sensitive and variable insurance products should be revised, the impact of the change is reported in the current period's income as an unlocking adjustment. The DAC unlocking adjustment was $0.7 million for the year ended 2006 (2005 - $2.2 million; 2004 - $0.1 million). During the fourth quarter of 2006, the Old American segment reduced its amortization of DAC by $1.2 million. This adjustment, which is a correction of an understatement of the capitalization of DAC in prior periods, is not material to the current or any prior period financial statements.

DAC is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts. If it is determined from emerging experience that the premium margins or gross profits are insufficient to amortize deferred acquisition costs, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period. No impairment adjustments have been recorded in the years presented. The DAC asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.

The following table provides information about DAC at December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Balance at beginning of year                                      $      226,963         $      229,712         $      237,702
Capitalization of commissions, sales and issue expenses                   26,554                 28,092                 29,006
Gross amortization                                                       (47,378)               (48,699)               (49,814)
Accrual of interest                                                       12,459                 13,091                 13,734
Amortization due to realized investment losses                               (59)                    78                    304
Change in DAC due to unrealized investment (gains)
losses                                                                     2,056                  4,689                 (1,220)
                                                                  --------------         --------------         --------------

Balance at end of year                                            $      220,595         $      226,963         $      229,712
                                                                  ==============         ==============         ==============

VALUE OF BUSINESS ACQUIRED (VOBA)
When a new block of business is acquired, a portion of the purchase price is allocated to a separately identifiable intangible asset, called the value of business acquired (VOBA). VOBA is established as the actuarially determined

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

present value of future gross profits of the business acquired and is amortized in proportion to future premium revenues or the expected future profits, depending on the type of business acquired. Amortization of VOBA occurs with interest over the anticipated lives of the underlying business to which it relates, initially 15 to 30 years. Similar to DAC, the assumptions regarding future experience can affect the carrying value of VOBA, including interest spreads, mortality, expense margins and policy and premium persistency experience. Significant changes in these assumptions can impact the carrying balance of VOBA and produce changes that are reflected in the current period's income as an unlocking adjustment. There were no VOBA unlocking adjustments in any of the years presented.

VOBA is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts. If it is determined from emerging experience that the premium margins or gross profits are insufficient to support the value of VOBA, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period. No impairment adjustments have been recorded in the years presented. The VOBA asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.

The following table provides information about VOBA at December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Balance at beginning of year                                      $       89,505         $       96,853         $      106,334
Gross amortization                                                       (13,868)               (13,996)               (15,253)
Accrual of interest                                                        6,476                  6,546                  7,294
Amortization due to realized investment (gains) losses                      (195)                     7                      -
Change in VOBA due to unrealized investment (gains) losses                   851                     95                 (1,522)
                                                                  --------------         --------------         --------------

Balance at end of year                                            $       82,769                 89,505                 96,853
                                                                  ==============         ==============         ==============

The accrual of interest for Old American VOBA was calculated at a 13.0% interest rate for the life block and a 7.0% rate for the accident and health block. The GuideOne acquisition VOBA was established using a 4.8% interest rate on the interest sensitive block, a 4.0% interest rate on the deferred annuity block and a 5.2% interest rate on the traditional life block. The VOBA on a separate acquired block of business used a 7.0% interest rate on both the traditional life portion and the interest sensitive portion. The interest rates used in the calculation of VOBA are based on rates appropriate at the time of acquisition. The expected amortization of VOBA each year over the next five years, 2007 through 2011, is $7,372, $7,157, $7,085, $6,776, and $6,270, respectively.

SEPARATE ACCOUNTS
Separate account assets and liabilities arise from the sale of variable life insurance and annuity products. The separate account represents funds segregated for the benefit of certain policyholders who bear the investment risk. The assets are legally segregated and are not subject to claims which may arise from any other business of the Company. The separate account assets and liabilities, which are equal, are recorded at fair value. Policyholder account deposits and withdrawals, investment income and realized investment gains and losses are excluded from the amounts reported in the Consolidated Statements of Income. Revenues to the Company from separate accounts consist principally of contract charges, which include maintenance charges, administrative fees and mortality and risk charges.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The following table provides a reconciliation of activity within separate account liabilities at December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Balance at beginning of year                                      $      367,860         $      353,983         $      304,691

Deposits on variable policyholder contracts                               46,771                 49,360                 64,558
Transfers to general account                                              (2,686)                (6,040)                (9,904)
Investment performance                                                    52,026                 25,131                 37,283
Policyholder benefits                                                    (49,135)               (40,890)               (29,172)
Contract charges                                                         (14,087)               (13,684)               (13,473)
                                                                  --------------         --------------         --------------
Balance at end of year                                            $      400,749         $      367,860         $      353,983
                                                                  ==============         ==============         ==============

The total separate account assets were $400.7 million as of December 31, 2006. Variable life and variable annuity assets comprised 29% and 71% of this amount, respectively. Two guarantees are offered under variable life and variable annuity contracts: a guaranteed minimum death benefit rider is available on certain variable universal life contracts, and guaranteed minimum death benefits are provided on variable annuities. The guaranteed minimum death benefit rider for variable universal life contracts guarantees the death benefit for specified periods of time, regardless of investment performance, provided cumulative premium requirements are met. The liabilities associated with these guarantees are not material.

As of December 31, 2006, separate account balances for variable annuity contracts were $283.9 million. The total reserve held for variable annuity guaranteed minimum death benefits was $0.1 million. Additional information related to the guaranteed minimum death benefits and related separate account balances and net amount at risk (the amount by which the guaranteed minimum death benefit exceeds the account balance) as of December 31, 2006 is provided below:

------------------------------------------------------------------------------------
                Type of Guarantee                          Separate            Net
              (amounts in millions)                         Account          Amount
                                                            Balance          at Risk
------------------------------------------------------------------------------------
Return of net deposits                                    $    263.2        $    4.3
------------------------------------------------------------------------------------
Return of the greater of the highest anniversary
   contract value or net deposits                                8.2             0.1
------------------------------------------------------------------------------------
Return of the greater of every fifth year highest
   anniversary contract value or net deposits                    7.0               -
------------------------------------------------------------------------------------
Return of the greater of net deposits accumulated
   annually at 5% or the highest anniversary contract
   value                                                         5.5               -
------------------------------------------------------------------------------------
Total                                                     $    283.9        $    4.4
------------------------------------------------------------------------------------

RECOGNITION OF REVENUES
Premiums for traditional life insurance products are reported as revenue when due. Premiums on accident and health, disability and dental insurance are reported as earned ratably over the contract period in proportion to the amount of insurance protection provided. A reserve is provided for the portion of premiums written which relate to unexpired terms of coverage.

Deposits related to universal life, fixed deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges, and are recognized in the period in which the benefits and services are provided.

FUTURE POLICY BENEFITS
Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

provisions for experience less favorable than actually expected. Mortality assumptions are based on Company experience expressed as a percentage of standard mortality tables. The 1975-1980 Select and Ultimate Basic Table is used for new business.

Liabilities for future policy benefits of immediate annuities and supplementary contracts with life contingencies are also computed by a net level premium method, based upon estimates at the time of issue for investment yields and mortality.

Liabilities for future policy benefits of accident and health insurance represent estimates of payments to be made on reported insurance claims, as well as claims incurred but not yet reported. These liabilities are estimated using actuarial analyses and case basis evaluations that are based upon past claims experience, claim trends and industry experience.

The following table provides detail about future policy benefits at December 31.

                                                                       2006                   2005
                                                                  --------------         --------------
Life insurance                                                    $      626,704         $      629,741
Immediate annuities and
   supplementary contracts
   with life contingencies                                               186,782                185,592
                                                                  --------------         --------------
      Total                                                              813,486                815,333

Accident and health insurance                                             40,961                 44,951
                                                                  --------------         --------------

      Total future policy benefits                                $      854,447         $      860,284
                                                                  ==============         ==============

POLICYHOLDER ACCOUNT BALANCES
Liabilities for universal life and fixed deferred annuity products are included in policyholder account balances, without reduction for potential surrender charges and deferred front-end contract charges. Front-end contract charges are amortized over the term of the policies. Policyholder benefits incurred in excess of related policyholder account balances are charged to policyholder benefits expense. Interest on policyholder account balances is credited as earned.

Crediting rates for universal life insurance and fixed deferred annuity products ranged from 3.00% to 5.75% (2005 - 3.00% to 5.75%; 2004 - 3.00% to 5.75%).

The following table provides detail about policyholder account balances at December 31.

                                                                       2006                   2005
                                                                  --------------         --------------
Universal life insurance                                          $    1,054,911         $    1,072,021
Fixed deferred annuities                                               1,068,286              1,131,297
Other                                                                     67,908                 75,100
                                                                  --------------         --------------
     Policyholder account balances                                $    2,191,105         $    2,278,418
                                                                  ==============         ==============

INCOME TAXES
Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the consolidated financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted. The Company and its subsidiaries file a consolidated federal income tax return that includes both life insurance companies and non-life insurance companies.

Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future taxable income is not expected, a valuation allowance against deferred income tax assets may be required.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

PARTICIPATING POLICIES
The Company has some insurance contracts where the policyholder is entitled to share in the entity's earnings through dividends that reflect the difference between the premium charged and the actual experience. Participating business at year-end 2006 approximates 5% of statutory premiums and 6% of the life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale, which have been declared by the Board of Directors.

REINSURANCE
In the normal course of business, the Company cedes risks to other insurers, primarily to protect the Company against adverse fluctuations in mortality experience. Reinsurance is effected on individual risks and through various quota share arrangements. Business is reinsured primarily through yearly renewable term and coinsurance agreements. Under yearly renewable term insurance, the Company pays annual premiums and the reinsurer reimburses claims paid related to this coverage. Under coinsurance, the reinsurer receives a proportionate share of the premiums less applicable commissions and is liable for a corresponding share of policy benefits. The Company remains contingently liable if the reinsurer should be unable to meet obligations assumed under the reinsurance contract. The Company also assumes risks ceded by other companies.

Reinsurance receivables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder account balances. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

INCOME PER SHARE
Due to the Company's capital structure and the absence of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was 11,883,830 shares (2005 - 11,923,831 shares; 2004 - 11,932,109 shares). The number of shares outstanding at year-end was 11,855,497 (2005 - 11,918,634).

COMPREHENSIVE INCOME
Comprehensive income is comprised of net income and other comprehensive income
(loss). Other comprehensive income (loss) includes the unrealized investment gains or losses on securities available for sale (net of reclassification adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA and policyholder account balances. In addition, other comprehensive income
(loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS 158 - described below under New Accounting Pronouncements. The adjustment to adopt SFAS 158 consists of pension and postretirement net losses and prior service costs. Other comprehensive income
(loss) also includes deferred income taxes on these items.

NEW ACCOUNTING PRONOUNCEMENTS
In December 2004, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 123 (revised 2004) "Share-Based Payment" ("SFAS 123R"). This statement requires recognition in the financial statements of the fair-value-based measurement method of stock-based compensation issued to employees. SFAS 123R became effective January 1, 2006. Historically the Company has expensed all stock-based compensation using a fair-value-based measurement method. The Company adopted this standard on January 1, 2006 with no material impact to the consolidated financial statements. See Note 8 - Share-Based Payment in the Notes to Consolidated Financial Statements.

In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 "Accounting Changes and Error Corrections" ("SFAS 154"). The Statement replaces APB Opinion No. 20 and SFAS 3. SFAS 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. However, if it is impracticable to determine the effects of such changes, then other rules apply. SFAS 154 became effective January 1, 2006. The Company adopted this standard on January 1, 2006. SFAS 154 had no immediate impact on the Company's consolidated financial statements, though it will impact the presentation of future voluntary accounting changes, should such changes occur.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position 05-1 (SOP 05-1), "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance contracts other than those specifically described in Statement of Financial Accounting Standards
(SFAS) No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 31, 2006. Retrospective application of SOP 05-1 to previously issued consolidated financial statements is not permitted. The Company adopted SOP 05-1 on January 1, 2007 with no material impact to the consolidated financial statements.

In June 2006, the FASB issued Interpretation 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 applies to all uncertain tax positions accounted for under SFAS 109 "Accounting for Income Taxes". FIN 48 addresses whether tax positions taken or to be taken on tax returns should be reflected in the financial statements before they are resolved with the appropriate taxing authority. Previous statements provided no specific guidance related to such positions. FIN 48 was adopted on January 1, 2007, with no material impact to the consolidated financial statements.

In August 2006, the Securities and Exchange Commission (SEC) adopted SEC Release No. 33-8732A, "Executive Compensation and Related Person Disclosure" which amends the disclosure requirements for executive and director compensation, related person transactions, director independence and other corporate governance matters and security ownership of officers and directors. The release expands the currently required tabular disclosures and adds a narrative Compensation Discussion & Analysis (CD&A) which must describe the Company's compensation policies and decisions. The amendments in the release apply to disclosures included in proxy and information statements, periodic and current reports, as well as other filings under the Securities Exchange Act of 1934 and to registration statements under the Exchange Act and the Securities Act of 1933. For financial statement purposes, this release is effective for years ending on or after December 15, 2006. The Company has adopted this release and will include the required disclosures in the appropriate filings.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities. SFAS 157 also emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and established a fair value hierarchy with the highest priority being the quoted price in active markets. This statement is effective for years beginning on or after November 15, 2007. The Company is currently evaluating the impact of this statement but does not believe that it will have a material impact on the consolidated financial statements.

In September 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" (SFAS 158). SFAS 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the funded status of the benefit plans as of December 31, 2006. The funded status is to be measured as the difference between the fair value of the plan assets and the projected benefit obligation. The Company adopted this statement as of December 31, 2006. See Note 7 - Pensions and Other Postretirement Benefits in the Notes to Consolidated Financial Statements.

All other Standards and Interpretations of those Standards issued during 2006 did not relate to accounting policies and procedures pertinent to the Company at this time.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

2. INVESTMENTS

INVESTMENT REVENUES
The following tables provide investment revenues by major category for the years ended December 31. Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
NET INVESTMENT INCOME:
   Fixed maturity securities                                      $      153,885         $      155,726         $      153,102
   Equity securities                                                       4,644                  3,699                  4,423
   Mortgage loans                                                         31,774                 32,923                 33,376
   Real estate                                                             7,494                  7,900                 13,129
   Policy loans                                                            6,713                  7,174                  7,788
   Short-term                                                              1,863                  1,544                    714
   Other                                                                     980                    667                    757
                                                                  --------------         --------------         --------------
                                                                         207,353                209,633                213,289
Less investment expenses                                                 (11,073)               (15,025)               (15,314)
                                                                  --------------         --------------         --------------
                                                                  $      196,280         $      194,608         $      197,975
                                                                  ==============         ==============         ==============

REALIZED INVESTMENT GAINS (LOSSES):
   Fixed maturity securities                                      $        2,280         $       (1,576)        $          343
   Equity securities                                                        (464)                   (37)                   147
   Mortgage loans                                                           (100)                   890                    400
   Real estate                                                             4,159                  6,751                 44,735
   Other                                                                    (254)                    85                    304
                                                                  --------------         --------------         --------------
                                                                  $        5,621         $        6,113         $       45,929
                                                                  ==============         ==============         ==============

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

UNREALIZED GAINS AND LOSSES
The following table provides unrealized gains (losses) on the Company's investments in securities, at December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
AVAILABLE FOR SALE:
   End of year                                                    $        2,650         $       35,182         $       99,620
   Amounts allocable to:
      DAC and VOBA                                                          (296)                (3,203)                (7,987)
      Policyholder account balances                                         (433)                (5,036)               (11,445)
   Deferred income taxes                                                    (672)                (9,454)               (28,066)
                                                                  --------------         --------------         --------------
                                                                  $        1,249         $       17,489         $       52,122
                                                                  ==============         ==============         ==============

   Increase (decrease) in
      net unrealized gains
      during the year:
         Fixed maturity securities                                $      (17,008)        $      (34,280)        $        5,334
         Equity securities                                                   768                   (353)                  (117)
                                                                  --------------         --------------         --------------
                                                                  $      (16,240)        $      (34,633)        $        5,217
                                                                  ==============         ==============         ==============

ANALYSIS OF UNREALIZED LOSSES ON SECURITIES
The Company has a policy and process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than ninety percent of amortized cost for six consecutive months or more, a detailed analysis is prepared which focuses on each issuer's ability to service its debts and the length of time and extent the security has been valued below cost. This quarterly process includes an assessment of the credit quality of each investment in the entire securities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company's investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2006.

                                                                   Investments with unrealized losses
                                       --------------------------------------------------------------------------------------
                                           Less than 12 months           12 months or longer                 Total
                                           -------------------           -------------------                 -----
                                          Fair        Unrealized         Fair       Unrealized        Fair        Unrealized
                                          Value         Losses           Value        Losses          Value         Losses
                                          -----         ------           -----        ------          -----         ------
Bonds:
   U.S. Treasury securities and
      obligations of U.S. Government   $    12,636    $        41    $    32,340    $       873    $    44,976    $       914
   Federal agencies(1)                       9,970             61         98,677          1,844        108,647          1,905
   Federal agency issued
      mortgage-backed securities(1)         25,326             92        216,083          5,514        241,409          5,606
   Corporate obligations                   209,000          3,015        686,507         29,602        895,507         32,617
   Corporate private-labeled
      mortgage-backed securities            61,511          1,148         97,879          2,315        159,390          3,463
   Other                                    32,225            289        111,701          2,577        143,926          2,866
Redeemable preferred stocks                    520             10              -              -            520             10
                                       -----------    -----------    -----------    -----------    -----------    -----------
Fixed maturity securities                  351,188          4,656      1,243,187         42,725      1,594,375         47,381
Equity securities                            4,636              3          9,141            634         13,777            637
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Total                            $   355,824    $     4,659    $ 1,252,328    $    43,359    $ 1,608,152    $    48,018
                                       ===========    ===========    ===========    ===========    ===========    ===========

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2005.

                                                                   Investments with unrealized losses
                                       --------------------------------------------------------------------------------------
                                           Less than 12 months           12 months or longer                 Total
                                           -------------------           -------------------                 -----
                                          Fair        Unrealized         Fair       Unrealized        Fair        Unrealized
                                          Value         Losses           Value        Losses          Value         Losses
                                          -----         ------           -----        ------          -----         ------
Bonds:
   U.S. Treasury securities and
      obligations of U.S. Government   $    21,860    $       299    $    15,921    $       347    $    37,781    $       646
   Federal agencies(1)                      56,195            731         61,578          1,548        117,773          2,279
   Federal agency issued
      mortgage-backed securities(1)        116,390          1,928        169,902          4,426        286,292          6,354
   Corporate obligations                   456,925         13,101        274,407         13,704        731,332         26,805
   Corporate private-labeled
      mortgage-backed securities            70,195          1,219         57,218            677        127,413          1,896
   Other                                    78,570          1,134         62,207          1,802        140,777          2,936
Redeemable preferred stocks                     54              1              -              -             54              1
                                       -----------    -----------    -----------    -----------    -----------    -----------
Fixed maturity securities                  800,189         18,413        641,233         22,504      1,441,422         40,917
Equity securities                            2,490             59         11,202            874         13,692            933
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Total                            $   802,679    $    18,472    $   652,435    $    23,378    $ 1,455,114    $    41,850
                                       ===========    ===========    ===========    ===========    ===========    ===========

---------------
(1) Federal agency securities are not backed by the full faith and credit of the U.S. Government.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

Securities with unrealized losses for less than twelve consecutive months included 116 issues with a carrying value of $355,824 and unrealized losses of $4,659. Of this portfolio, 98.6% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $4,358. The unrealized losses on these securities were due to changes in market interest rates and credit spreads since the securities were acquired.

Securities with unrealized losses for twelve consecutive months or longer included 505 issues with a carrying value of $1,252,328 and unrealized losses of $43,359. Of this portfolio, 96.0% were investment grade at December 31, 2006, with associated unrealized losses of $38,624. The unrealized losses on these securities were due to changes in market interest rates and credit spreads since the securities were acquired.

One statistic the Company pays particular attention to with respect to fixed maturity securities is the Fair Value to Amortized Cost ratio. Securities with a fair value to amortized cost ratio in the 90%-99% range are typically securities that have been impacted by increases in market interest rates or credit spreads. Securities in the 80%-89% range are typically securities that have been impacted by increased market yields, specific credit concerns or both. These securities are closely monitored to ensure that the impairment is not other-than-temporary.

Securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review. As of December 31, 2006, there were no issues with a fair value to amortized cost ratio of less than 80%.

The table below summarizes the fixed maturity securities with unrealized losses as of December 31, 2006.

Fair Value to
  Amortized
    Cost                     Amortized                Fair                 Unrealized
   Ratio                       Cost                   Value                  Losses                 %
-------------            ---------------         ---------------         --------------           -----
90%-99%                  $     1,609,243         $     1,566,493         $       42,750            90.2%
80%-89%                           32,513                  27,882                  4,631             9.8%
Below 80%                              -                       -                      -             0.0%
                         ---------------         ---------------         --------------           -----
      Total              $     1,641,756         $     1,594,375         $       47,381           100.0%
                         ===============         ===============         ==============           =====

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

SUMMARY OF COST AND FAIR VALUE INFORMATION FOR SECURITIES
The following table provides amortized cost and fair value of investments in securities available for sale at December 31, 2006.

                                                                                                Gross
                                                                  Amortized                  Unrealized                Fair
                                                                    Cost                Gains          Losses         Value
                                                                    ----                -----          ------         -----
Bonds:
   U.S. Treasury securities & obligations of U.S. Government    $      82,957     $     1,025     $       914     $      83,068
   Federal agencies(1)                                                154,062             425           1,905           152,582
   Federal agency issued mortgage-backed securities(1)                278,919             696           5,606           274,009
   Corporate obligations                                            1,784,393          43,974          32,617         1,795,750
   Corporate private-labeled mortgage-backed securities               211,909             533           3,463           208,979
   Other                                                              196,222             788           2,866           194,144
Redeemable preferred stocks                                            10,498             419              10            10,907
                                                                -------------     -----------     -----------     -------------
Fixed maturity securities                                           2,718,960          47,860          47,381         2,719,439
Equity securities                                                      50,180           2,808             637            52,351
                                                                -------------     -----------     -----------     -------------
      Total                                                     $   2,769,140     $    50,668     $    48,018     $   2,771,790
                                                                =============     ===========     ===========     =============

The following table provides amortized cost and fair value of investments in securities available for sale at December 31, 2005.

                                                                                                Gross
                                                                  Amortized                  Unrealized                Fair
                                                                    Cost                Gains          Losses         Value
                                                                    ----                -----          ------         -----
Bonds:
   U.S. Treasury securities & obligations of U.S. Government    $     102,323     $     1,896     $       646     $     103,573
   Federal agencies(1)                                                172,305             796           2,279           170,822

   Federal agency issued mortgage-backed securities(1)                363,631           1,416           6,354           358,693

   Corporate obligations                                            1,817,757          69,321          26,805         1,860,273
   Corporate private-labeled mortgage-backed securities               190,163             861           1,896           189,128
   Other                                                              184,692           1,177           2,936           182,933
Redeemable preferred stocks                                                55               -               1                54
                                                                -------------     -----------     -----------     -------------
Fixed maturity securities                                           2,830,926          75,467          40,917         2,865,476
Equity securities                                                      52,143           1,565             933            52,775
                                                                -------------     -----------     -----------     -------------
      Total                                                     $   2,883,069     $    77,032     $    41,850     $   2,918,251
                                                                =============     ===========     ===========     =============

The Company held no non-income producing securities at December 31, 2006 (2005 - $760).

--------------
(1) Federal agency securities are not backed by the full faith and credit of the U.S. Government.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The table below provides sales of investment securities available for sale, excluding maturities and calls, for the year ended December 31. Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

                                2006                    2005                   2004
                          --------------          --------------          -------------
Proceeds                  $       99,795          $      181,613          $     163,825
Gross realized gains               3,550                   3,991                  8,545
Gross realized losses              1,151                   6,009                  8,237

The Company did not hold securities of any corporation and its affiliates that exceeded 10% of stockholders' equity.

No derivative financial instruments were or are currently employed.

The Company is exposed to risk that issuers of securities owned by the Company will default or that interest rates or credit spreads will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is also exposed to prepayment and extension risks. As interest rates change, the rate at which these securities pay down principal may change. These risks are mitigated by investing in high-grade securities and managing the maturities and cash flows of investments and liabilities.

CONTRACTUAL MATURITIES
The following table provides the distribution of maturities for fixed maturity investment securities available for sale as of December 31, 2006. Expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

                                                Amortized                    Fair
                                                   Cost                      Value
                                                   ----                      -----
Due in one year or less                      $       148,366            $       148,163
Due after one year through five years                551,613                    549,433
Due after five years through ten years               696,162                    688,241
Due after ten years                                  726,882                    744,418
Mortgage-backed securities                           595,937                    589,184
                                             ---------------            ---------------
                                             $     2,718,960            $     2,719,439
                                             ===============            ===============

MORTGAGE LOANS
Most of the Company's mortgage loans are secured by commercial real estate and are carried net of a valuation reserve of $3,600 (2005 - $3,478). The valuation reserve for mortgage loans is maintained at a level believed adequate by management to absorb estimated credit losses. Management's periodic evaluation and assessment of the adequacy of the valuation reserve is based on known and inherent risks in the portfolio, historical and industry data, current economic conditions and other relevant factors. No mortgage loans were foreclosed upon and transferred to real estate investments during the past two years. Also, there were no delinquent mortgage loans at December 31, 2006. The Company does not hold mortgage loans of any borrower that exceeds 5% of stockholders' equity.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The following table provides geographic and property type diversification of the mortgage portfolio at December 31.

                                                  2006                                                 2005
                               ------------------------------------------          ------------------------------------------
                                   Carrying                    Fair                    Carrying                    Fair
                                    Amount                     Value                    Amount                     Value
                                    ------                     -----                    ------                     -----
GEOGRAPHIC REGION:
   East north central          $         22,962          $         23,344          $         25,295          $         23,535
   Mountain                              68,203                    68,041                    61,391                    62,746
   Pacific                              132,265                   132,252                   135,809                   141,569
   West south central                    95,641                    96,211                    88,424                    90,725
   West north central                   112,827                   111,486                   110,098                   106,221
   Other                                 43,721                    43,946                    41,129                    45,070
   Valuation reserve                     (3,600)                   (3,600)                   (3,478)                   (3,478)
                               ----------------          ----------------          ----------------          ----------------
                               $        472,019          $        471,680          $        458,668          $        466,388
                               ================          ================          ================          ================

PROPERTY TYPE:
   Industrial                  $        264,662          $        265,522          $        256,113          $        263,379
   Retail                                   211                       211                       749                       749
   Office                               191,030                   189,827                   180,727                   181,124
   Other                                 19,716                    19,720                    24,557                    24,614
   Valuation reserve                     (3,600)                   (3,600)                   (3,478)                   (3,478)
                               ----------------          ----------------          ----------------          ----------------
                               $        472,019          $        471,680          $        458,668          $        466,388
                               ================          ================          ================          ================

The Company had commitments to originate mortgage loans of $12.7 million at December 31, 2006. These commitments expire in 2007.

REAL ESTATE
The table below provides information concerning the Company's real estate investments as of December 31.

                                          2006                  2005
                                     -------------         -------------
Land                                 $      16,469         $      18,802
Buildings                                   54,885                63,886
   Less accumulated depreciation           (24,105)              (24,088)
                                     -------------         -------------
      Real estate, commercial               47,249                58,600
      Real estate, joint ventures           63,524                23,270
                                     -------------         -------------
                                     $     110,773         $      81,870
                                     =============         =============

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis over periods ranging from 10 to 60 years.

The Company had non-income producing real estate of $17,386, consisting of properties under development at December 31, 2006 (2005 - $21,142).

The Company had commitments to sell real estate investments of $6.2 million at December 31, 2006. These commitments expire in 2007.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

3. UNPAID ACCIDENT and HEALTH CLAIMS LIABILITY

The liability for unpaid accident and health claims is included with "Policy and contract claims" on the Consolidated Balance Sheets. Claim adjustment expenditures are expensed as incurred and were not material in any year presented. Activity in the liability follows.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Gross liability at beginning of year                              $        6,986         $        8,605         $        8,623
Less reinsurance recoverable                                              (3,999)                (4,207)                (3,579)
                                                                  --------------         --------------         --------------
Net liability at beginning of year                                         2,987                  4,398                  5,044
                                                                  --------------         --------------         --------------

Incurred benefits related to:
   Current year                                                           22,174                 20,287                 25,449
   Prior years(1)                                                            766                   (319)                   842
                                                                  --------------         --------------         --------------

Total incurred benefits                                                   22,940                 19,968                 26,291
                                                                  --------------         --------------         --------------

Paid benefits related to:
   Current year                                                           18,939                 17,767                 21,210
   Prior years                                                             3,426                  3,612                  5,727
                                                                  --------------         --------------         --------------

Total paid benefits                                                       22,365                 21,379                 26,937
                                                                  --------------         --------------         --------------
Net liability at end of year                                               3,562                  2,987                  4,398
Plus reinsurance recoverable                                               3,829                  3,999                  4,207
                                                                  --------------         --------------         --------------

Gross liability at end of year                                    $        7,391         $        6,986         $        8,605
                                                                  ==============         ==============         ==============

----------------
(1) The incurred benefits related to prior years' unpaid accident and health claims reflect the (favorable) unfavorable development of these liabilities.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

4. NOTES PAYABLE

The following table provides information for Notes Payable as of December 31.

                                                                           2006                 2005
                                                                       ------------         ------------
Federal Home Loan Bank (FHLB) loans with various maturities and a weighted average interest rate, currently 5.47%, secured by
   mortgage-backed securities totaling $79,785.                        $     14,700         $     26,214

One real estate loan with an interest rate of 7.50% paid off in
   January 2006.                                                                  -                  610

One construction loan related to investment properties dated
   December 2003 with an interest rate of 8.00%, forgiven in
   December 2006 with the sale of the land.                                       -                  458
                                                                       ------------         ------------
                                                                       $     14,700         $     27,282
                                                                       ============         ============

As a member of the FHLB with a capital investment of $5.9 million, the Company has the ability to borrow on a collateralized basis from the FHLB. The Company earned a 3.81% average rate on the capital investment in the FHLB for 2006.

The Company has unsecured revolving lines of credit of $60.0 million with two major commercial banks with no balances outstanding, and which are at variable interest rates - currently at 6.075%. Both lines of credit will expire during 2007, and it is expected that the Company will renew these facilities.

With the exception of the real estate and construction loans, all borrowings are used to enhance liquidity and investment strategies. Interest paid on all borrowings equaled $1,016 (2005 - $2,129; 2004 - $1,574). The interest expense on all borrowings totaled $942 (2005 - $1,978; 2004 - $1,694).

Maturities on notes payable are $14.7 million, due in 2007.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

5. STATUTORY INFORMATION and STOCKHOLDER DIVIDENDS RESTRICTION

The table below provides the Company's net gain from operations, net income, unassigned surplus (retained earnings) and capital and surplus (stockholders' equity), on the statutory basis used to report to regulatory authorities for the years ended December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Net gain from operations                                          $       46,801         $       49,500         $       35,064

Net income                                                                49,353                 48,668                 79,394

Unassigned surplus at December 31                                        443,236                408,144                357,123

Capital and surplus at December 31                                       371,766                339,961                290,288

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay dividends in any consecutive twelve-month period exceeding the greater of statutory net gain from operations for the preceding year or 10% of statutory stockholders' equity at the end of the preceding year. The maximum payable in 2007 without prior approval is $46.8 million, the statutory net gain from operations in 2006. The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

The Company is required to deposit a defined amount of assets with state regulatory authorities. Such assets had an aggregate carrying value of $12,000 at December 31, 2006 (2005 - $12,000; 2004 - $19,000).

6. INCOME TAXES

The following tables provide information about income taxes and a reconciliation of the federal income tax rate to the Company's effective income tax rate for the years ended December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Current income tax expense                                        $        8,842         $        6,353         $       11,796
Deferred income tax expense                                                5,487                  7,088                 12,200
                                                                  --------------         --------------         --------------
Total income tax expense                                          $       14,329         $       13,441         $       23,996
                                                                  ==============         ==============         ==============

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Federal income tax rate                                                       35%                    35%                    35%
Tax credits                                                                   (6)                    (6)                    (5)
Other permanent differences                                                   (1)                    (2)                    (1)
                                                                  --------------         --------------         --------------
Effective income tax rate                                                     28%                    27%                    29%
                                                                  ==============         ==============         ==============

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

Presented below are tax effects of temporary differences that result in significant deferred tax assets and liabilities at December 31.

                                                                       2006                   2005
                                                                  --------------         --------------
Deferred tax assets:
   Future policy benefits                                         $       45,169         $       53,445
   Employee retirement benefits                                           19,934                 20,669
   Tax carryovers                                                          3,323                  3,855
   Other                                                                   1,213                  1,638
                                                                  --------------         --------------
Gross deferred tax assets                                                 69,639                 79,607
Less: Valuation allowance                                                      -                     (8)
                                                                  --------------         --------------
      Net deferred tax assets                                             69,639                 79,599
Deferred tax liabilities:
   Basis differences between tax and
      GAAP accounting for investments                                      9,152                 11,351
   Unrealized investment gains                                               776                  9,454
   Capitalization of deferred acquisition
      costs, net of amortization                                          44,362                 49,562
   Value of business acquired                                             28,969                 31,327
   Property and equipment, net                                             8,380                  8,038
   Other                                                                  11,949                  8,041
                                                                  --------------         --------------
Gross deferred tax liabilities                                           103,588                117,773
                                                                  --------------         --------------
   Net deferred tax liability                                             33,949                 38,174
   Current tax liability                                                   1,370                  1,981
                                                                  --------------         --------------
      Income taxes payable                                        $       35,319         $       40,155
                                                                  ==============         ==============

A valuation allowance must be established for any portion of the deferred tax asset which is believed not to be realizable. Based predominately upon review of our anticipated future earnings and reversal of future taxable differences, in management's opinion, it is more likely than not that the Company will realize the benefit of its deferred tax asset.

Federal income taxes paid this year were $8,121 (2005 - $6,054; 2004 - $5,593).

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a tax account designated as "Policyholders' Surplus." The American Jobs Creation Act of 2004 was passed on October 22, 2004. This Act allows for the Policyholders' Surplus to be distributed without being subject to tax. These distributions were required to be made during the 2005 or 2006 tax years. Under this Act, the Company distributed a significant portion of the balance in Policyholders' Surplus account during this time frame. The Company distributed approximately $19.8 million and $22.4 million from Policyholders' Surplus in 2006 and 2005, respectively. As of December 31, 2006, the Company has approximately $25.6 million of untaxed "Policyholders' Surplus." Should the balance in the Policyholders' Surplus become taxable in future years, the tax computed at current rates would approximate $8.9 million.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The income tax expense is recorded in various places in the Company's financial statements, as detailed below, for the years ended December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Income tax expense                                                $       14,329         $       13,441         $       23,996
Stockholders' equity:
   Related to:
      Unrealized gains (losses), net                                      (8,782)               (18,612)                 2,808
      Pension, and postretirement benefits                                  (253)                    (2)                (1,294)
                                                                  --------------         --------------         --------------
Total income tax expense included in financial statements         $        5,294         $       (5,173)        $       25,510
                                                                  ==============         ==============         ==============

7. PENSIONS and OTHER POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees for which the measurement date is December 31.

The Kansas City Life Pension Plan was amended and restated effective January 1, 1998 as the Kansas City Life Cash Balance Pension Plan. Plan benefits are based on a cash balance account consisting of credits to the account based upon an employee's years of service, compensation and interest credits on account balances calculated using the greater of the average 30-year Treasury bond rate for November of each year or 5.5%. The benefits expected to be paid in each year from 2007 through 2011 are $7,900, $9,000, $11,100, $9,500, and $12,400,
respectively. The aggregate benefits expected to be paid in the five years from 2012 through 2016 are $62,200. The expected benefits to be paid are based on the same assumptions used to measure the Company's benefit obligation at December 31, 2006 and include estimated future employee service. The 2007 contribution for the plan cannot be reasonably estimated at this time. The asset allocation of the fair value of pension plan assets at December 31 was:

                                                Plan Assets
                                         --------------------------          Target
                                           2006              2005          Allocation
                                         --------          --------        ----------
ASSET CATEGORY
Debt securities                             31%               32%             26%-42%
Equity securities                           69%               67%             56%-76%
Cash equivalents                             0%                1%              0%-2%

This allocation of plan assets is within the targeted mix by asset class. The strategic goal is to achieve an optimal rate of return at an acceptable level of investment risk in order to provide for the payment of benefits. The Plan does not expect to return any plan assets to the Company during 2007.

The current assumption for the expected long-term rate of return on plan assets is 8.0%. This assumption is determined by analyzing: 1) historical average returns, 2) historical data on the volatility of returns, 3) current yields available in the marketplace, 4) actual returns on plan assets, and 5) current and anticipated future allocation among asset classes. The asset classes used for this analysis are large cap equities, investment grade corporate bonds and cash. The overall rate is derived as a weighted average of the estimated long-term returns on the asset classes represented in the investment portfolio of the plan.

The assumed discount rate used to determine the benefit obligation for pension benefits is 5.50% and 5.75% for other postretirement benefits. The discount rates were determined by reference to the AA finance corporate bond index yield curve on December 31, 2006, as published by Bloomberg L.P. Specifically, the yield curve was converted to spot rates to determine the rates on zero coupon securities of the same quality at various maturities. By discounting benefit cash

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

flows at these rates, a notional amount equal to the market value of a cash flow defeasing a portfolio of AA finance corporate bonds was determined. The discount rate for benefits was calculated as a single rate giving the same discounted value as the notional amount.

The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The benefits expected to be paid in each year from 2007 through 2011 are $870, $980, $1,020, $1,080, and $1,160, respectively. The aggregate benefits expected to be paid in the five years from 2012 through 2016 are $6,590. The expected benefits to be paid are based on the same assumptions used to measure the Company's benefit obligation at December 31, 2006. The 2007 contribution for the plan is estimated to be $870. The Company pays these medical costs as they become due and the plan incorporates cost-sharing features.

The postretirement life insurance plan is non-contributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997.

Non-contributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans were $98 (2005 - $106; 2004 - $106). Non-contributory deferred compensation plans for eligible agents based upon earned first year commissions are also offered. Contributions to these plans were $300 (2005 - $503; 2004 - $500).

Savings plans for eligible employees and agents match employee and agent contributions up to 6% of salary and 2.5% of agents' prior year paid commissions, respectively. Contributions to the plan were $1,683 (2005 - $1,468; 2004 - $1,454). The Company may contribute an additional profit sharing amount up to 4% of salary for eligible employees, depending upon corporate profits. The Company made no profit sharing contribution in 2006 or in the prior two years.

A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act ("the Act") was signed into law. The Act includes a federal subsidy to sponsors of retiree health plans that provide a prescription drug benefit that is at least actuarially equivalent to the benefit to be provided under Medicare Part D. As of December 31, 2004, the Company evaluated the provisions of the Act and determined that the benefits provided by the Company's postretirement benefit plans were actuarially equivalent thereto, and estimated the accumulated postretirement benefit obligation ("APBO") to incorporate the impact of the Act. As of December 31, 2004, the estimated reduction to the APBO was $7.1 million, and this change did not have a material impact on the net periodic postretirement benefit cost for the year ended December 31, 2004. This change decreased the 2005 net periodic benefit cost by $0.5 million.

On June 17, 2005, the Company amended the Kansas City Life Insurance Company Employee Benefits Plan and the Kansas City Life Insurance Company Agent and General Agent Health and Dental Plan ("the Plans"), to eliminate prescription drug coverage as of January 1, 2006. Since prescription drug coverage to retirees will become available under the Act on January 1, 2006, participants of the Plans will be able to obtain coverage under the Medicare Prescription Drug Plan as of this date. At the same time, the Company has elected to reduce required retiree premium payments to the Plans.

A re-measurement of the APBO was calculated for the amendment to the Plans and the reduced retiree premium payments. The change in the APBO resulted in a decrease of $0.9 million in the net periodic postretirement benefit cost for the year ended December 31, 2005.

In September 2006, the FASB issued SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" SFAS 158. SFAS 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the overfunded or underfunded status of the benefit plans as of December 31, 2006. The funded status is to be measured as the difference between the fair value of the plan's assets and its benefit obligation. The Company adopted SFAS 158 as of December 31, 2006.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The incremental effect of applying SFAS 158 on individual line items in the Consolidated Balance Sheet as of December 31, 2006, was as follows.

                                                                      Before                                        After
                                                                  Application of                                Application of
                                                                     SFAS 158              Adjustments             SFAS 158
                                                                  --------------         --------------         --------------
Liability for pension benefits                                    $       13,935         $        5,691         $       19,626
Liability for postretirement benefits                                     22,857                    654                 23,511
Deferred income tax liability                                             36,170                 (2,221)                33,949
Total liabilities                                                      3,771,994                  4,124              3,776,118
Accumulated other comprehensive income                                    29,242                 (4,124)                25,118
Total stockholders' equity                                               688,428                 (4,124)               684,304


                                                                        Pension Benefits                 Other Benefits
                                                                  ---------------------------     ---------------------------
                                                                      2006            2005            2006            2005
                                                                  -----------     -----------     -----------     -----------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year                           $   136,513     $   132,883     $    25,056     $    22,903
Service cost                                                            2,257           2,246             815             598
Interest cost                                                           7,430           7,341           1,308           1,099
Plan amendments                                                             -               -               -          (4,159)
Actuarial (gain) loss                                                   2,815           1,735          (1,644)          5,721
Benefits paid                                                          (8,963)         (7,692)         (1,060)         (1,106)
                                                                  -----------     -----------     -----------     -----------
   Benefit obligation at end of year                              $   140,052     $   136,513     $    24,475     $    25,056
                                                                  ===========     ===========     ===========     ===========

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                    $   109,170     $   103,024     $       984     $     1,042
Actual return on plan assets                                           14,139           7,159              50              53
Company contributions                                                   6,080           6,679               -               -
Benefits paid                                                          (8,963)         (7,692)            (70)           (111)
                                                                  -----------     -----------     -----------     -----------
   Fair value of plan assets at end of year                       $   120,426     $   109,170     $       964     $       984
                                                                  ===========     ===========     ===========     ===========

Funded status of plan at end of year                              $   (19,626)    $   (27,343)    $   (23,511)    $   (24,072)
                                                                  ===========                     ===========
Unrecognized actuarial loss                                              n/a           48,313            n/a            5,988
Unrecognized prior service cost                                          n/a           (3,263)           n/a           (3,956)
                                                                                  -----------                     -----------
   Net amount recognized                                                 n/a      $    17,707            n/a      $   (22,040)
                                                                                  ===========                     ===========

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEETS:
Accrued benefit liability                                                n/a      $   (22,132)           n/a      $   (22,040)
Accumulated other comprehensive income                                   n/a           39,839            n/a                -
                                                                                  -----------                     -----------
   Net amount recognized                                                 n/a      $    17,707            n/a      $   (22,040)
                                                                                  ===========                     ===========

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME:
Net loss                                                          $    42,526            n/a      $     4,232            n/a
Prior service cost                                                     (2,616)           n/a           (3,578)           n/a
                                                                  -----------                     -----------
   Total accumulated other comprehensive income                   $    39,910            n/a      $       654            n/a
                                                                  ===========                     ===========

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

                                                                        Pension Benefits                 Other Benefits
                                                                  ---------------------------     ---------------------------
                                                                      2006            2005            2006            2005
                                                                  -----------     -----------     -----------     -----------
PLANS WITH UNDERFUNDED ACCUMULATED BENEFIT OBLIGATION:
Projected benefit obligation                                      $   140,052     $   136,513          n/a             n/a
Accumulated benefit obligation                                        134,361         131,302          n/a             n/a
Fair value of plan assets                                             120,426         109,170          n/a             n/a

WEIGHTED AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT
   OBLIGATIONS AT DECEMBER 31:
Discount rate                                                            5.50%           5.50%           5.75%           5.75%
Expected return on plan assets                                           8.00            8.00            5.50            5.50
Rate of compensation increase                                            3.75            3.75               -               -

WEIGHTED AVERAGE ASSUMPTIONS USED TO DETERMINE NET
   PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Discount rate                                                            5.50%           5.75%           5.75%           5.75%
Expected return on plan assets                                           8.00            8.00            5.50            5.50
Rate of compensation increase                                            3.75            4.00               -               -

The assumed growth rate of health care costs has a significant effect on the benefit amounts reported, as the table below demonstrates.

                                                           One Percentage Point
                                                        Change in the Growth Rate
                                                       Increase           Decrease
                                                       --------           --------
Service and interest cost components                 $       422        $       (347)
Postretirement benefit obligation                          4,114              (3,357)

For measurement purposes a 12.0% annual increase in the per capita cost of covered health care benefits was assumed to decrease gradually to 6% in 2018 and thereafter.

                                                     Pension Benefits                          Other Benefits
                                          ------------------------------------      ------------------------------------
                                            2006          2005          2004          2006          2005          2004
                                          --------      --------      --------      --------      --------      --------
THE FOLLOWING TABLE PROVIDES THE
   COMPONENTS OF NET PERIODIC BENEFIT
   COST FOR THE YEARS ENDED DECEMBER 31:
Service cost                              $  2,257      $  2,246      $  2,214      $    815      $    598      $    771
Interest cost                                7,430         7,341         7,283         1,308         1,099         1,502
Expected return on plan assets              (8,537)       (8,064)       (7,425)          (54)          (57)          (66)
Amortization of:
   Unrecognized actuarial loss               3,000         2,731         2,870           115             6            92
   Unrecognized prior service cost            (647)         (647)         (647)         (378)         (204)            -
                                          --------      --------      --------      --------      --------      --------
Net periodic benefit cost                 $  3,503      $  3,607      $  4,295      $  1,806      $  1,442      $  2,299
                                          ========      ========      ========      ========      ========      ========

The estimated net loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $2,300 and ($647), respectively.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

The estimated net loss and prior service cost for the other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $119 and ($378), respectively.

8. SHARE-BASED PAYMENT

The Company has a long-term incentive plan for senior management that awards participants for the increase in the share price of the Company's common stock through units (phantom shares) assigned by the Board of Directors. The awards are calculated over three-year intervals on a calendar year basis. At the conclusion of each three-year interval, participants will receive awards based on the increase in the share price during a defined measurement period, times the number of units. The increase in the share price will be determined based on the change in the share price from the beginning to the end of the three-year interval. Dividends are accrued and paid at the end of each three-year interval to the extent that they exceed negative stock price appreciation. Plan payments are contingent on the continued employment of the participant unless termination is due to a qualifying event such as death, disability or retirement.

Information about the outstanding three-year intervals as of December 31, 2006, were as follows:

  Defined
Measurement           Number               Grant
  Period             of Units              Price
-----------          --------           ----------
2004-2006             125,336           $    46.92
2005-2007              98,860           $    48.86
2006-2008             169,634           $    50.21
2007-2009             179,488           $    52.10

During 2006, the plan made a payment of $1.5 million to plan participants for the three-year interval ended December 31, 2005. No payments were made in 2005 or 2004. The cost of compensation charged as an operating expense was $1,145 (2005 - $1,157; 2004 - $135). The associated tax benefit was $401 (2005 - $405;
2004 - $47).

9. SEGMENT INFORMATION

The Company has three reportable business segments, which are defined based on the nature of the products and services offered: Individual Insurance, Group Insurance and Old American. The Individual Insurance segment consists of individual insurance products for both Kansas City Life and Sunset Life. The Individual Insurance segment is marketed through a nationwide sales force of independent general agents. The Group Insurance segment consists of sales of group life, group disability, stop loss and dental products. This segment is marketed through a nationwide sales force of independent general agents, group brokers and third-party marketing arrangements. Old American consists of individual insurance products designed primarily as final expense products. These products are marketed through a nationwide general agency sales force with exclusive territories, using direct response marketing to supply agents with leads.

Insurance revenues, as shown in the Consolidated Statements of Income, consist of premiums and contract charges, less reinsurance ceded. Other revenues include other sources of customer revenue, such as supplemental contract considerations, accumulated policyholder dividend receipts and third-party administrative and service fees related to the Company's Group Insurance Segment. It is preferable to consider the sum of both insurance revenues and other revenues in evaluating total revenues from all customer relationships and we define this as "customer revenues" for segment reporting purposes. Customer revenues are added to net investment income and realized investment gains (losses) to reconcile to the Company's total revenues.

Separate investment portfolios are maintained for each of the three life insurance companies of the Company. However, investments are allocated to the Group Insurance segment based upon its cash flows. Its investment income is modeled using the year of investment method. Home office functions are fully integrated for the three companies in order to maximize economies of scale. Therefore, operating expenses are allocated to the segments based upon internal cost studies, which are consistent with industry cost methodologies.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

Inter-segment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10% or more of the Company's revenue.

                                                           Individual        Group          Old        Intercompany
                                                            Insurance      Insurance      American    Eliminations(1)     Total
                                                            ---------      ---------      --------    ---------------     -----
2006:
Insurance revenues                                        $    127,218   $     44,577   $     63,933   $      (574)   $    235,154
Other revenues                                                  10,717            608             24             -          11,349
                                                          ------------   ------------   ------------   -----------    ------------
   Customer revenues                                           137,935         45,185         63,957          (574)        246,503
   Net investment income                                       182,766            272         13,242             -         196,280
   Realized investment gains                                     5,300              -            321             -           5,621
                                                          ------------   ------------   ------------   -----------    ------------
      Total revenues                                           326,001         45,457         77,520          (574)        448,404
                                                          ------------   ------------   ------------   -----------    ------------

   Policyholder benefits                                        95,603         28,596         43,596             -         167,795
   Interest credited to policyholder account balances           94,648              -              -             -          94,648
   Amortization of deferred acquisition costs
      and value of business acquired                            29,904              -         11,730             -          41,634
   Operating expenses                                           59,952         19,114         14,588          (574)         93,080
                                                          ------------   ------------   ------------   -----------    ------------
      Total benefits and expenses                              280,107         47,710         69,914          (574)        397,157
                                                          ------------   ------------   ------------   -----------    ------------

Income (loss) before income tax expense (benefit)               45,894         (2,253)         7,606             -          51,247
Income tax expense (benefit)                                    12,726           (676)         2,279             -          14,329
                                                          ------------   ------------   ------------   -----------    ------------
Segment net income (loss)                                 $     33,168   $     (1,577)  $      5,327   $         -    $     36,918
                                                          ============   ============   ============   ===========    ============

Segment assets                                               4,085,189          6,066        369,167             -       4,460,422
Interest expense                                                 1,191              -            226             -           1,417

2005:
Insurance revenues                                        $    132,162   $     40,870   $     66,007   $      (544)   $    238,495
Other revenues                                                   9,641            661             10             -          10,312
                                                          ------------   ------------   ------------   -----------    ------------
   Customer revenues                                           141,803         41,531         66,017          (544)        248,807
   Net investment income                                       181,311            233         13,064             -         194,608
   Realized investment gains (losses)                            6,488              -           (375)            -           6,113
                                                          ------------   ------------   ------------   -----------    ------------
      Total revenues                                           329,602         41,764         78,706          (544)        449,528
                                                          ------------   ------------   ------------   -----------    ------------

   Policyholder benefits                                        99,294         25,950         44,449             -         169,693
   Interest credited to policyholder account balances           98,637              -              -             -          98,637
   Amortization of deferred acquisition costs
      and value of business acquired                            29,011              -         13,418             -          42,429
   Operating expenses                                           56,638         19,220         13,830          (544)         89,144
                                                          ------------   ------------   ------------   -----------    ------------
      Total benefits and expenses                              283,580         45,170         71,697          (544)        399,903
                                                          ------------   ------------   ------------   -----------    ------------

Income (loss) before income tax expense (benefit)               46,022         (3,406)         7,009             -          49,625
Income tax expense (benefit)                                    12,383         (1,022)         2,080             -          13,441
                                                          ------------   ------------   ------------   -----------    ------------
Segment net income (loss)                                 $     33,639   $     (2,384)  $      4,929   $         -   $      36,184
                                                          ============   ============   ============   ===========    ============

Segment assets                                               4,170,536          6,671        381,165             -       4,558,372
Interest expense                                                 1,824              -            593             -           2,417

(1) Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows: insurance revenues from the Group Insurance segment, and operating expenses from the Individual Insurance segment, to arrive at Consolidated Statements of Income.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

                                                           Individual        Group          Old        Intercompany
                                                            Insurance      Insurance      American    Eliminations(1)     Total
                                                            ---------      ---------      --------    ---------------     -----
2004:
Insurance revenues                                        $    139,892   $     42,968   $     67,826   $      (585)   $    250,101
Other revenues                                                   6,740          1,728              -             -           8,468
                                                          ------------   ------------   ------------   -----------    ------------
   Customer revenues                                           146,632         44,696         67,826          (585)        258,569
   Net investment income                                       184,393            323         13,259             -         197,975
   Realized investment gains (losses)                           46,026              -            (97)            -          45,929
                                                          ------------   ------------   ------------   -----------    ------------
      Total revenues                                           377,051         45,019         80,988          (585)        502,473
                                                          ------------   ------------   ------------   -----------    ------------

   Policyholder benefits                                       106,087         27,959         44,142             -         178,188
   Interest credited to policyholder account balances          103,464              -              -             -         103,464
   Amortization of deferred acquisition costs and
      value of business acquired                                29,779              -         13,698             -          43,477
   Operating expenses                                           61,855         19,710         14,681          (585)         95,661
                                                          ------------   ------------   ------------   -----------    ------------
      Total benefits and expenses                              301,185         47,669         72,521          (585)        420,790
                                                          ------------   ------------   ------------   -----------    ------------

Income (loss) before income tax expense (benefit)               75,866         (2,650)         8,467             -          81,683
Income tax expense (benefit)                                    22,761           (795)         2,030             -          23,996
                                                          ------------   ------------   ------------   -----------    ------------
Segment net income (loss)                                 $     53,105   $     (1,855)  $      6,437   $         -    $     57,687
                                                          ============   ============   ============   ===========    ============

Segment assets                                               4,250,635          4,858        410,653             -       4,666,146
Interest expense                                                 1,797              -            396             -           2,193

(1) Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows: insurance revenues from the Group Insurance segment, and operating expenses from the Individual Insurance segment, to arrive at Consolidated Statements of Income.

ENTERPRISE-WIDE DISCLOSURES

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
Customer revenues by line of business:
   Traditional individual insurance products, net                 $       75,473         $       82,219         $       91,569
   Interest sensitive products                                            97,177                 97,506                 98,415
   Variable life insurance and annuities                                  17,319                 17,239                 17,295
   Group life and disability products, net                                45,185                 41,531                 42,822
   Group administrative claims paying services                                 -                      -                  1,672
   Other                                                                  11,349                 10,312                  6,796
                                                                  --------------         --------------         --------------
      Total                                                       $      246,503         $      248,807         $      258,569
                                                                  ==============         ==============         ==============

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

10. PROPERTY and EQUIPMENT

Property and equipment are stated at cost and depreciated over estimated useful lives using the straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment is depreciated over 3 to 10 years. The table below provides information as of December 31.

                                             2006             2005
                                        ------------      ------------
Land                                    $        766      $        766
Home office complex                           20,427            20,180
Furniture and equipment                       45,843            44,157
                                        ------------      ------------
                                              67,036            65,103

Less accumulated depreciation                (37,672)          (35,149)
                                        ------------      ------------

                                        $     29,364      $     29,954
                                        ============      ============

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

11. REINSURANCE

The table below provides information about reinsurance for the years ended December 31.

                                                                       2006                   2005                   2004
                                                                  --------------         --------------         --------------
LIFE INSURANCE IN FORCE (IN MILLIONS):
   Direct                                                         $       29,398         $       28,943         $       28,815
   Ceded                                                                 (13,945)               (13,354)               (12,760)
   Assumed                                                                 1,863                  2,006                  2,165
                                                                  --------------         --------------         --------------
      Net                                                         $       17,316         $       17,595         $       18,220
                                                                  ==============         ==============         ==============

PREMIUMS:
Life insurance:
   Direct                                                         $      124,858         $      131,256         $      136,749
   Ceded                                                                 (45,227)               (45,301)               (43,609)
   Assumed                                                                 4,031                  4,144                  4,855
                                                                  --------------         --------------         --------------
      Net                                                         $       83,662         $       90,099         $       97,995
                                                                  ==============         ==============         ==============

Accident and health:
   Direct                                                         $       46,748         $       43,947         $       46,821
   Ceded                                                                  (9,752)               (10,296)               (10,881)
   Assumed                                                                     -                      -                    456
                                                                  --------------         --------------         --------------
      Net                                                         $       36,996         $       33,651         $       36,396
                                                                  ==============         ==============         ==============

Old American has a coinsurance agreement that reinsures certain whole life policies issued by Old American prior to December 1, 1986. These policies had a face value of $56.6 million as of this year-end. The reserve for future policy benefits ceded under this agreement was $28,424 (2005 - $30,682).

Kansas City Life acquired a block of traditional life and universal life products in 1997. As of this year-end, the block had $1.8 billion of life insurance in force (2005 - $2.0 billion). The block generated life insurance premiums of $2,716 net of reinsurance (2005 - $2,882).

Sunset Life entered into a yearly renewable term reinsurance agreement January 1, 2002, whereby it ceded 80% of its retained mortality risk on traditional and universal life policies. As of this year-end, the insurance in force ceded approximates $2.1 billion (2005 - $2.3 billion) and premiums totaled $8,785.

Reinsurance receivables were $159.5 million at year end 2006, consisting of reserves ceded of $143.5 million, claims ceded of $9.3 million and other receivables for commissions and expense allowances of $6.7 million.

The maximum retention on any one life is $350 thousand for ordinary life plans and $100 thousand for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts. Reinsurers' solvency is reviewed annually.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

12. COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income
(loss). Other comprehensive income (loss) includes the unrealized investment gains or losses on securities available for sale (net of reclassification adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA and policyholder account balances. In addition, other comprehensive income
(loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS 158. The adjustment to adopt SFAS 158 consists of pension and postretirement net losses and prior service costs. Other comprehensive income (loss) also includes deferred income taxes on these items. The table below provides information about comprehensive income for the years ended December 31.

                                                        Unrealized              Pension
                                                        Gain (Loss)            and Other
                                                       on Securities            Benefits                Total
                                                       -------------            --------                -----
2006:
Unrealized losses arising during the year            $        (30,716)      $              -       $        (30,716)
Less: Realized losses included in net income                    1,816                      -                  1,816
                                                     ----------------       ----------------       ----------------
Net unrealized losses                                         (32,532)                     -                (32,532)
Decrease in minimum pension liability                               -                  5,620                  5,620
Adjustment to adopt SFAS 158                                        -                 (6,345)                (6,345)
Effect on DAC                                                   2,056                      -                  2,056
Effect on VOBA                                                    851                      -                    851
Policyholder account balances                                   4,603                      -                  4,603
Deferred income taxes                                           8,782                    253                  9,035
                                                     ----------------       ----------------       ----------------
Other comprehensive loss                             $        (16,240)      $           (472)               (16,712)
                                                     ================       ================       ================
   Net income                                                                                                36,918
                                                                                                   ----------------
   Comprehensive income                                                                            $         20,206
                                                                                                   ================

                                                        Unrealized              Minimum
                                                        Gain (Loss)             Pension
                                                       on Securities           Liability                Total
                                                       -------------           ---------                -----
2005:
Unrealized losses arising during the year            $        (66,050)      $              -       $        (66,050)
Less: Realized losses included in net income                   (1,613)                     -                 (1,613)
                                                     ----------------       ----------------       ----------------
Net unrealized losses                                         (64,437)                     -                (64,437)
Increase in minimum pension liability                               -                     (6)                    (6)
Effect on DAC                                                   4,689                      -                  4,689
Effect on VOBA                                                     95                      -                     95
Policyholder account balances                                   6,408                      -                  6,408
Deferred income taxes                                          18,612                      2                 18,614
                                                     ----------------       ----------------       ----------------
Other comprehensive loss                             $        (34,633)      $             (4)               (34,637)
                                                     ================       ================
   Net income                                                                                                36,184
                                                                                                   ----------------
   Comprehensive income                                                                            $          1,547
                                                                                                   ================

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

                                                        Unrealized              Minimum
                                                        Gain (Loss)             Pension
                                                       on Securities           Liability                Total
                                                       -------------           ---------                -----
2004:
Unrealized gains arising during the year             $         14,632       $              -        $        14,632
Less: Realized gains included in net income                       490                      -                    490
                                                     ----------------       ----------------       ----------------
Net unrealized gains                                           14,142                      -                 14,142
Increase in minimum pension liability                               -                 (3,698)                (3,698)
Effect on DAC                                                  (1,220)                     -                 (1,220)
Effect on VOBA                                                 (1,522)                     -                 (1,522)
Policyholder account balances                                  (3,375)                     -                 (3,375)
Deferred income taxes                                          (2,808)                 1,294                 (1,514)
                                                     ----------------       ----------------       ----------------
Other comprehensive income (loss)                    $          5,217       $         (2,404)                 2,813
                                                     ================       ================
   Net income                                                                                                57,687
                                                                                                   ----------------
   Comprehensive income                                                                            $         60,500
                                                                                                   ================

The following table provides accumulated balances related to each component of accumulated other comprehensive loss.

                                                   Unrealized               Minimum               Pension
                                                   Gain (Loss)              Pension              and Other
                                                  on Securities            Liability              Benefits              Total
                                                  -------------            ---------              --------              -----
2005:
Beginning of year                               $          52,122         $    (25,891)        $           -        $       26,231
Other comprehensive loss                                  (34,633)                  (4)                    -               (34,637)
                                                -----------------         ------------         --------------       --------------

End of year                                                17,489              (25,895)                    -                (8,406)

2006:
Other comprehensive loss                                  (16,240)                   -                  (472)              (16,712)
                                                -----------------         ------------         --------------       --------------

End of year                                     $           1,249         $    (25,895)        $        (472)       $      (25,118)
                                                =================         ============         ==============       ==============

13. FAIR VALUE of FINANCIAL INSTRUMENTS

The carrying amounts for cash, short-term investments and policy loans, as reported in the accompanying balance sheet, approximate their fair values. The fair values for securities were based on quoted market prices, where available. For those securities not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, were estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Fair values for mortgage loans were based upon discounted cash flow analyses using an interest rate assumption above comparable U.S. Treasury rates. The fair value of bank deposits, checking, savings and money market accounts was the amount payable on demand.

Fair values for liabilities under investment-type insurance contracts, included with policyholder account balances for fixed deferred annuities and with other policyholder funds for supplementary contracts without life contingencies, were estimated to be their cash surrender values.

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts were not required to be disclosed. However, the fair values of liabilities under all insurance contracts were taken into consideration in the Company's overall management of interest rate risk.

At year-end 2006, all of the Company's notes payable had a carrying value which approximated their fair value. The Company's other liabilities are generally short-term in nature and their carrying value approximates their fair value.

Following are the carrying amounts and fair values of financial instruments as of December 31.

                                                            2006                                          2005
                                          -------------------------------------         -------------------------------------
                                              Carrying                Fair                  Carrying                Fair
                                               Amount                 Value                  Amount                 Value
                                               ------                 -----                  ------                 -----
INVESTMENTS:
   Securities available for sale          $    2,771,790         $    2,771,790         $    2,918,251         $    2,918,251
   Mortgage loans                                472,019                471,680                458,668                466,388
LIABILITIES:
   Individual and group annuities         $    1,068,286         $    1,038,533         $    1,131,297         $    1,096,429
   Notes payable                                  14,700                 14,700                 27,282                 27,282
   Bank deposits                                  43,118                 43,118                 47,608                 47,608
   Supplementary contracts
      without life contingencies                  67,908                 67,927                 75,100                 75,100

14. QUARTERLY CONSOLIDATED FINANCIAL DATA (unaudited)

The unaudited quarterly results of operations for the years ended December 31, 2006 and 2005 are summarized in the table below.

                                    First                Second                Third                 Fourth
                                    -----                ------                -----                 ------
2006:
Total revenues                 $     110,984         $     112,519         $     111,227         $      113,674

Net income                             7,189                10,109                 9,526                 10,094

Per common share,
   basic and diluted                    0.60                  0.85                  0.80                   0.86

2005:
Total revenues                 $     114,125         $     109,080         $     108,925         $      117,398

Net income                             7,960                 8,425                 8,902                 10,897

Per common share,
   basic and diluted                    0.67                  0.71                  0.75                   0.90

                       KANSAS CITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

15. COMMITMENTS

In the normal course of business, the Company has open purchase and sale commitments. At December 31, 2006, the Company had purchase commitments to fund mortgage loans and other investments of $15.6 million and sale commitments of $6.2 million. Subsequent to December 31, 2006, the Company entered into commitments to fund additional mortgage loans of $5.3 million.

16. CONTINGENT LIABILITIES

The life insurance industry, including the Company, has been subject to an increase in litigation in recent years. Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company's business, results of operations or financial position.

17. GUARANTEES AND INDEMNIFICATIONS

The Company is subject to various indemnification obligations issued in conjunction with certain transactions, primarily assumption reinsurance agreements, stock purchase agreements, mortgage servicing agreements, construction and lease guarantees and borrowing agreements whose terms range in duration and often are not explicitly defined. Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications, and therefore such indemnifications would not result in a material adverse effect on the Company's business, financial position or results of operations.

18. SUBSEQUENT EVENTS

On January 23, 2006, the Company entered into a definitive agreement to sell its bank subsidiary, Generations Bank, for $10.1 million in cash to Brooke Corporation. On January 8, 2007, the Company completed the sale of Generations Bank after receiving regulatory approval from the Office of Thrift Supervision. The gain on the sale was $1.9 million. The bank subsidiary and the results of operations were not material to the financial statements of the Company and are not disclosed separately.

On January 29, 2007, the Board of Directors declared two dividends, including a quarterly dividend of $0.27 per share, unchanged from the prior year, and a special one-time dividend of $2.00 per share. Both dividends, totaling $26.9 million, were paid on February 13, 2007 to shareholders of record as of February 8, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND STOCKHOLDERS
KANSAS CITY LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2006 and December 31, 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I-V. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1 to the consolidated financial statements, the Company adopted Statement of Financial Standards No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, effective December 31, 2006.

/s/KPMG LLP
-----------
KPMG LLP

Kansas City, Missouri
February 28, 2007

                             STOCKHOLDER INFORMATION

CORPORATE HEADQUARTERS
   Kansas City Life Insurance Company
   3520 Broadway
   Post Office Box 219139
   Kansas City, Missouri 64121-9139
   Telephone: (816) 753-7000
   Fax: (816) 753-4902
   Internet: http://www.kclife.com
   E-mail: kclife@kclife.com

NOTICE OF ANNUAL MEETING
   The annual meeting of stockholders will be held at 9 a.m. on Thursday, April 19, 2007, at Kansas City Life's corporate headquarters.

TRANSFER AGENT
   Cheryl Keefer, Assistant Secretary
   Kansas City Life Insurance Company
   Post Office Box 219139
   Kansas City, Missouri 64121-9139

10-K REQUEST
   Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.

SECURITY HOLDERS
   As of January 31, 2007, Kansas City Life had approximately 2,521 security holders, including individual participants in security position listings.

                         STOCK AND DIVIDEND INFORMATION
                             STOCK QUOTATION SYMBOL
                                  NASDAQ--KCLI

The following table presents the high and low prices for the Company's common stock for the periods indicated and the dividends declared per share during such periods.

                                  Bid          Dividend
                          High             Low          Paid
                          ----             ---          ----
                               (per share)
2006:
First quarter        $   53.04       $   48.75       $  0.27
Second quarter           51.27           41.57          0.27
Third quarter            46.08           41.82          0.27
Fourth quarter           58.97           44.36          0.27
                                                     -------
                                                     $  1.08
                                                     =======

2005:
First quarter        $   50.58       $   46.29       $  0.27
Second quarter           50.90           45.00          0.27
Third quarter            52.55           47.00          0.27
Fourth quarter           51.97           49.73          0.27
                                                     -------
                                                     $  1.08
                                                     =======

A quarterly dividend of $0.27 per share and a special dividend of $2.00 per share were paid February 13, 2007.

NASDAQ market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.

                                KANSAS CITY LIFE
                                VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2006 AND 2005

                         TABLE OF CONTENTS

                         STATEMENT OF NET ASSETS
                         STATEMENT OF OPERATIONS
                         STATEMENTS OF CHANGES IN NET ASSETS
                         NOTES TO FINANCIAL STATEMENTS
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS
                               DECEMBER  31, 2006

                                                                         Century II Variable
                                                                         Annuity Century II
                                                                         Affinity Variable
                                                                               Annuity
                                                                       ----------------------
                                           Number                        Number         Unit
NET ASSETS                                 Shares          NAV          of Units       Value
                                          ---------       ------        ---------     -------
FEDERATED INSURANCE SERIES
   American Leaders Fund II                 583,959       $21.55          515,719     $24.244
   High Income Bond Fund II                 900,373         7.85          403,123      17.203
   Prime Money Fund II                    6,910,612         1.00          539,416      12.712

MFS VARIABLE INSURANCE TRUST
   Research Series                          731,486        18.04          664,418      19.675
   Emerging Growth Series                   695,724        20.64          751,510      18.978
   Total Return Series                      801,393        21.89          697,504      23.828
   Research Bond Series                     433,946        11.51          297,134      16.489
   Strategic Income Series                  142,760        10.67          103,628      14.528
   Utilities Series                       1,079,039        29.27          834,067      37.055

AMERICAN CENTURY VARIABLE PORTFOLIOS
   VP Capital Appreciation Fund             496,604        10.96          370,692      14.480
   VP International Fund                    890,133        10.12          405,253      21.895
   VP Value Fund                          1,316,466         8.74          966,387      11.443
   VP Income & Growth Fund                  450,356         8.63          427,071       8.502
   VP Ultra Fund                            156,874        10.04          129,797      12.049
   VP Mid Cap Value Fund                      4,643        13.49            5,668      11.050

AMERICAN CENTURY VARIABLE
   PORTFOLIOS II
   VP Inflation Protection
      Fund (Class II)                       142,753        10.08          119,508      10.540

DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio                   264,619        42.55          688,824      16.296
   Developing Leaders Portfolio             353,776        42.03          885,851      16.697

DREYFUS STOCK INDEX FUND, INC.              687,213        36.15        1,465,519      16.681

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.                         44,031        28.45           46,520      26.927

JPMORGAN SERIES TRUST II
   U.S. Large Cap Core
      Equity Portfolio                      162,089        15.70          152,395      16.375
   Small Company Portfolio                  296,330        17.82          249,380      20.208
   Mid Cap Value Portfolio                  203,637        31.56          340,536      17.779

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Real Estate
      Fund (Class II)                       335,316        34.68          397,715      26.471
   Franklin Small-Mid Cap Growth
      Securities Fund (Class II)             76,260        22.13          216,342       7.527
   Templeton Developing Markets
      Securities Fund (Class II)            501,475        13.79          297,525      21.847
   Templeton Foreign Securities
      Fund (Class II)                       362,746        18.72          236,126      27.849

CALAMOS ADVISORS TRUST
   Growth and Income Portfolio            2,217,610        14.39        1,782,879      17.497

AIM VARIABLE INSURANCE FUNDS
   V. I. Capital Appreciation Fund
      (Series I)                             72,386        26.22          354,234       5.280
   V. I. Technology Fund (Series I)          84,086        14.02          409,396       2.774
   V. I. Core Equity Fund (Series I)         61,007        27.22          218,697       7.522

SELIGMAN PORTFOLIOS, INC.
   Communications and Information
      Portfolio (Class II)                  288,844        16.74          596,741       7.869
   Capital Portfolio (Class II)             242,307        14.40          490,300       7.061
   Smaller-Cap Value Portfolio (Class II)   146,793        18.37          151,243      17.469

                                            Freedom Variable
                                                Annuity
                                          --------------------
                                           Number       Unit         Fair
NET ASSETS                                of Units      Value        Value         Cost
                                          --------     -------      ---------------------
                                                                       (in thousands)
FEDERATED INSURANCE SERIES
   American Leaders Fund II                 4,857      $16.670      $ 12,584     $ 11,063
   High Income Bond Fund II                 9,409       14.117         7,068        7,002
   Prime Money Fund II                      5,097       10.204         6,911        6,911

MFS VARIABLE INSURANCE TRUST
   Research Series                          7,444       16.592        13,196       11,584
   Emerging Growth Series                   5,965       16.357        14,360       13,565
   Total Return Series                     64,813       14.232        17,542       15,233
   Research Bond Series                     8,317       11.444         4,995        5,020
   Strategic Income Series                  1,470       12.081         1,523        1,509
   Utilities Series                        26,733       25.335        31,583       22,051

AMERICAN CENTURY VARIABLE PORTFOLIOS
   VP Capital Appreciation Fund             4,199       17.932         5,443        4,732
   VP International Fund                    6,806       19.872         9,008        7,079
   VP Value Fund                           25,115       17.809        11,506       10,130
   VP Income & Growth Fund                 14,774       17.289         3,886        3,171
   VP Ultra Fund                              932       11.940         1,575        1,496
   VP Mid Cap Value Fund                      -         11.032            63           60

AMERICAN CENTURY VARIABLE
   Portfolios II
   VP Inflation Protection
      Fund (Class II)                      17,161       10.447         1,439        1,470

DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio                   2,292       15.024        11,259        9,240
   Developing Leaders Portfolio             5,075       15.324        14,869       14,513

DREYFUS STOCK INDEX FUND, INC.             23,960       16.534        24,843       20,646

THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.                          -         14.598         1,253        1,361

JPMORGAN SERIES TRUST II
   U.S. Large Cap Core
      Equity Portfolio                      3,090       15.945         2,545        2,257
   Small Company Portfolio                 12,101       19.917         5,281        4,622
   Mid Cap Value Portfolio                 21,146       17.618         6,427        5,423

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Real Estate
      Fund (Class II)                      46,679       23.585        11,629        9,125
   Franklin Small-Mid Cap Growth
      Securities Fund (Class II)            3,541       16.745         1,688        1,381
   Templeton Developing Markets
      Securities Fund (Class II)           14,045       29.575         6,915        5,270
   Templeton Foreign Securities
      Fund (Class II)                      10,632       20.192         6,791        5,282

CALAMOS ADVISORS TRUST
   Growth and Income Portfolio             47,128       15.201        31,911       29,001

AIM VARIABLE INSURANCE FUNDS
   V. I. Capital Appreciation Fund
      (Series I)                            1,718       16.014         1,898        1,894
   V. I. Technology Fund (Series I)         2,583       16.735         1,179        1,207
   V. I. Core Equity Fund (Series I)        1,008       15.455         1,661        1,466

SELIGMAN PORTFOLIOS, INC.
   Communications and Information
      Portfolio (Class II)                  6,865       20.276         4,835        3,770
   Capital Portfolio (Class II)             1,630       16.708         3,489        3,100
   Smaller-Cap Value Portfolio
      (Class II)                            3,151       17.311         2,696        2,580
                                                                    ---------------------
TOTAL NET ASSETS                                                    $283,851     $244,214
                                                                    =====================

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006
                                 (in thousands)

                                            Federated Insurance Series
                                        ----------------------------------
                                                       High
                                         American     Income        Prime
                                         Leaders       Bond         Money
                                         Fund II      Fund II      Fund II
                                        ----------------------------------
Investment Income:
   Income:
      Dividend Distributions            $     189         577          246
   Expenses:
      Mortality and Expense
         Risk Fees and
         Administrative Charges               172          94           77
                                        ----------------------------------
            Investment Income (Loss)           17         483          169
                                        ----------------------------------
   Realized and Unrealized
      Gain (Loss)
      on Investments:
      Realized Gain (Loss)                    181        (103)         -
      Capital Gains Distributions           1,566         -            -
      Unrealized Appreciation
         (Depreciation)                       (30)        232          -
                                        ----------------------------------
         Net Gain (Loss) on
            Investments                     1,717         129          -
                                        ----------------------------------
            Change in Net Assets
               from Operations          $   1,734         612          169
                                        ==================================

                                                      MFS Variable Insurance Trust
                                       --------------------------------------------------------------

                                                  Emerging    Total    Research   Strategic
                                       Research    Growth     Return     Bond      Income    Utilities
                                        Series     Series     Series    Series     Series      Series
                                       ---------------------------------------------------------------
Investment Income:
   Income:
      Dividend Distributions                 67        -         416        230          76        548
   Expenses:
      Mortality and Expense
         Risk Fees and
         Administrative Charges             183        202       247         74          21        382
                                       ---------------------------------------------------------------
            Investment Income (Loss)       (116)      (202)      169        156          55        166
                                       ---------------------------------------------------------------
   Realized and Unrealized
      Gain (Loss)
      on Investments:
      Realized Gain (Loss)                  193         10       433        (45)         (7)     1,483
      Capital Gains Distributions           -          -         557         26          10      1,041
      Unrealized Appreciation
         (Depreciation)                   1,037      1,079       549        (15)         19      4,522
                                       ---------------------------------------------------------------
            Net Gain (Loss) on
               Investments                1,230      1,089     1,539        (34)         22      7,046
                                       ---------------------------------------------------------------
               Change in Net Assets
                  from Operations         1,114        887     1,708        122          77      7,212
                                       ===============================================================

                                                                          American Century Variable Portfolios
                                                          -----------------------------------------------------------------------
                                                               VP                                        VP                 VP
                                                            Capital            VP              VP      Income       VP    MId Cap
                                                          Appreciation    International      Value    & Growth     Ultra   Value
                                                              Fund            Fund           Fund       Fund       Fund    Fund
                                                          -----------------------------------------------------------------------
Investment Income:
   Income:
      Dividend Distributions                              $          -              120        134          70        -         -
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                     69              109        141          52       27         -
                                                          -----------------------------------------------------------------------
            Investment Income (Loss)                               (69)              11         (7)         18      (27)        -
                                                          -----------------------------------------------------------------------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                          68              282         95         136       48         -
      Capital Gains Distributions                                    -                -        847           -        -         1
      Unrealized Appreciation (Depreciation)                       715            1,371        674         372     (123)        2
                                                          -----------------------------------------------------------------------
            Net Gain (Loss) on Investments                         783            1,653      1,616         508      (75)        3
                                                          -----------------------------------------------------------------------

               Change in Net Assets from Operations       $        714            1,664      1,609         526     (102)        3
                                                          =======================================================================

                                                              American
                                                              Century
                                                              Variable               Dreyfus Variable
                                                            Portfolios II            Investment Fund
                                                           --------------       ---------------------------
                                                            VP Inflation
                                                             Protection                          Developing
                                                               Fund             Appreciation      Leaders
                                                             (Class II)          Portfolio       Portfolio
                                                           --------------       ---------------------------
Investment Income:
   Income:
      Dividend Distributions                                           51                177             65
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                        22                153            224
                                                           --------------       ---------------------------
            Investment Income (Loss)                                   29                 24           (159)
                                                           --------------       ---------------------------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                            (13)               343             93
      Capital Gains Distributions                                     -                  -            1,353
      Unrealize Appreciation (Depreciation)                           (17)             1,142           (909)
                                                           --------------       ---------------------------
            Net Gain (Loss) on Investments                            (30)             1,485            537
                                                           --------------       ---------------------------
               Change in Net Assets from Operations                    (1)             1,509            378
                                                           ==============       ===========================

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                          YEAR ENDED DECEMBER 31, 2006
                                 (In thousands)

                                                                                                JPMorgan Series Trust II
                                                                                        ----------------------------------------
                                                                         The Dreyfus
                                                           Dreyfus        Socially
                                                            Stock        Responsible    U.S. Large Cap     Small         Mid
                                                             Index         Growth        Core Equity       Company     Cap Value
                                                           Fund, Inc.    Fund, Inc.       Portfolio       Portfolio    Portfolio
                                                           ----------    -----------    ----------------------------------------
Investment Income:
   Income:
      Dividend Distributions                               $      407              2                22            -           31
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                   347             19                31           65           78
                                                           ----------    -----------    ----------------------------------------
            Investment Income (Loss)                               60            (17)               (9)         (65)         (47)
                                                           ----------    -----------    ----------------------------------------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                        754            (73)               17           97          183
      Capital Gains Distributions                                   -              -                 -          124          125
      Unrealized Appreciation (Depreciation)                    2,372            180               308          420          533
                                                           ----------    -----------    ----------------------------------------
            Net Gain (Loss) on Investments                      3,126            107               325          641          841
                                                           ----------    -----------    ----------------------------------------

               Change in Net Assets from Operations        $    3,186             90               316          576          794
                                                           ==========    ===========    ========================================

                                                                    Franklin Templeton Variable Insurance Products Trust
                                                          ------------------------------------------------------------------------
                                                                              Franklin          Templeton
                                                             Franklin         Small-Mid         Developing           Templeton
                                                           Real Estate       Cap Growth           Markets             Foreign
                                                              Fund            Securities         Securities          Securities
                                                           (Class II)      Fund (Class II)     Fund (Class II)     Fund (Class II)
                                                           ----------------------------------------------------------------------
Investment Income:
   Income:
      Dividend Distributions                                       213                   -                  58                 72
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                    151                  26                  72                 82
                                                           ----------------------------------------------------------------------
            Investment Income (Loss)                                62                 (26)                (14)               (10)
                                                           ----------------------------------------------------------------------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                         455                 103                 277                292
      Capital Gains Distributions                                  828                   -                   -                  -
      Unrealized Appreciation (Depreciation)                       508                  49                 912                801
                                                           ----------------------------------------------------------------------
            Net Gain (Loss) on Investments                       1,791                 152               1,189              1,093
                                                           ----------------------------------------------------------------------

               Change in Net Assets from Operations              1,853                 126               1,175              1,083
                                                           ======================================================================

                                                               Calamos
                                                               Advisors
                                                                Trust              AIM Variable Insurance Funds
                                                              ----------   -------------------------------------------
                                                                            V.I. Capital       V.I.          V.I.
                                                              Growth and    Appreciation    Technology    Core Equity
                                                                Income          Fund           Fund          Fund
                                                              Portfolio      (Series I)     (Series I)     (Series I)
                                                              ----------    -----------------------------------------
Investment Income:
   Income:
      Dividend Distributions                                  $      639               1             -             24
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                      446              28            15             20
                                                              ----------    -----------------------------------------
            Investment Income (Loss)                                 193             (27)          (15)             4
                                                              ----------    -----------------------------------------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                         1,245              36           (31)            26
      Capital Gains Distributions                                  2,465             215             -              -
      Unrealized Appreciation (Depreciation)                      (1,451)           (100)          140            158
                                                              ----------    -----------------------------------------
            Net Gain (Loss) on Investments                         2,259             151           109            184
                                                              ----------    -----------------------------------------

               Change in Net Assets from Operations           $    2,452             124            94            188
                                                              ==========    =========================================

                                                                      Seligman Portfolios, Inc.
                                                           ---------------------------------------------
                                                            Communications
                                                                 and                         Smaller-Cap
                                                             Information       Capital          Value
                                                              Portfolio        Portfolio      Portfolio
                                                              (Class II)       Class II)      (Class II)    Total
                                                           ---------------------------------------------   ------
Investment Income:
   Income:
      Dividend Distributions                                            -             -               -     4,435
   Expenses:
      Mortality and Expense Risk Fees and
         Administrative Charges                                        59            50              34     3,772
                                                           --------------------------------------------    ------
            Investment Income (Loss)                                  (59)          (50)            (34)      663
                                                           --------------------------------------------    ------
   Realized and Unrealized Gain (Loss) on Investments:
      Realized Gain (Loss)                                            169            91              46     6,884
      Capital Gains Distributions                                       -             -             229     9,387
      Unrealized Appreciation (Depreciation)                          671           114             222    16,457
                                                           --------------------------------------------    ------
            Net Gain (Loss) on Investments                            840           205             497    32,728
                                                           --------------------------------------------    ------

               Change in Net Assets from Operations                   781           155             463    33,391
                                                           ============================================    ======

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2006
                                 (in thousands)

                                                       Federated Insurance Series
                                                   ----------------------------------
                                                                  High
                                                    American     Income        Prime
                                                    Leaders       Bond         Money
                                                    Fund II      Fund II      Fund II
                                                    ---------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                         $     17         483          169
   Realized Gain (Loss)                                1,747        (103)           -
   Unrealized Appreciation (Depreciation)                (30)        232            -
                                                    ---------------------------------
      Change in Net Assets from Operations             1,734         612          169

DEPOSITS                                                 473         441       15,815

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                         48          50           48
   Withdrawals                                         1,757       1,232        2,287
   Administrative Fees                                     9           4           13
   Transfers (in) out                                    539        (342)      11,769
                                                    ---------------------------------
      Payments and Withdrawals                         2,353         944       14,117
                                                    ---------------------------------

NET ASSETS:
   Net Increase (Decrease)                              (146)        109        1,867
   Beginning of Year                                  12,730       6,959        5,044
                                                    ---------------------------------

      End of Year                                   $ 12,584       7,068        6,911
                                                    =================================

                                                                  MFS Variable Insurance Trust
                                                   --------------------------------------------------------------

                                                               Emerging    Total    Research   Strategic
                                                    Research    Growth     Return     Bond      Income    Utilities
                                                     Series     Series     Series    Series     Series      Series
                                                    ---------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                             (116)      (202)      169        156          55        166
   Realized Gain (Loss)                                  193         10       990        (19)          3      2,524
   Unrealized Appreciation (Depreciation)              1,037      1,079       549        (15)         19      4,522
                                                    ---------------------------------------------------------------
      Change in Net Assets from Operations             1,114        887     1,708        122          77      7,212

DEPOSITS                                                 600        687       818        249         172      1,290

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                        100         62       153          3         -          266
   Withdrawals                                         1,702      1,689     2,463        996         258      3,669
   Administrative Fees                                    12         16        11          3           1         18
   Transfers (in) out                                   (213)       357       458        163         (46)    (2,002)
                                                    ---------------------------------------------------------------
      Payments and Withdrawals                         1,601      2,124     3,085      1,165         213      1,951
                                                    ---------------------------------------------------------------

NET ASSETS:
   Net Increase (Decrease)                               113       (550)     (559)      (794)         36      6,551
   Beginning of Year                                  13,083     14,910    18,101      5,789       1,487     25,032
                                                    ---------------------------------------------------------------

      End of Year                                     13,196     14,360    17,542      4,995       1,523     31,583
                                                    ===============================================================

                                                                     American Century Variable Portfolios
                                                     -----------------------------------------------------------------------
                                                          VP                                        VP                 VP
                                                       Capital            VP              VP      Income       VP    MId Cap
                                                     Appreciation    International      Value    & Growth     Ultra   Value
                                                         Fund            Fund           Fund       Fund       Fund    Fund
                                                     -----------------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                          $       (69)               11        (7)          18       (27)       -
   Realized Gain (Loss)                                       68               282       942          136        48        1
   Unrealized Appreciation (Depreciation)                    715             1,371       674          372      (123)       2
                                                     -----------------------------------------------------------------------
      Change in Net Assets from Operations                   714             1,664     1,609          526      (102)       3

DEPOSITS                                                     302               525       702          166       104        6

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                             18                67        37            6        67        -
   Withdrawals                                               488               994     1,283          858       239        1
   Administrative Fees                                         4                 7         6            2         2        -
   Transfers (in) out                                       (665)             (800)   (1,156)        (316)      330      (55)
                                                     -----------------------------------------------------------------------
      Payments and Withdrawals                              (155)              268       170          550       638      (54)
                                                     -----------------------------------------------------------------------
NET ASSETS
   Net Increase (Decrease)                                 1,171             1,921     2,141          142      (636)      63
   Beginning of Year                                       4,272             7,087     9,365        3,744     2,211        -
                                                     -----------------------------------------------------------------------
      End of Year                                    $     5,443             9,008    11,506        3,886     1,575       63
                                                     =======================================================================

                                                        American
                                                        Century
                                                        Variable               Dreyfus Variable
                                                      Portfolios II            Investment Fund
                                                     --------------       ---------------------------
                                                      VP Inflation
                                                       Protection                          Developing
                                                         Fund             Appreciation      Leaders
                                                       (Class II)          Portfolio       Portfolio
                                                     --------------       ---------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                      29                 24           (159)
   Realized Gain (Loss)                                         (13)               343          1,446
   Unrealized Appreciation (Depreciation)                       (17)             1,142           (909)
                                                     --------------       ---------------------------
      Change in Net Assets from Operations                       (1)             1,509            378

DEPOSITS                                                         64                384            696

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                 -                 36             90
   Withdrawals                                                  364              1,892          2,465
   Administrative Fees                                            1                  9             14
   Transfers (in) out                                           (24)               133            883
                                                     --------------       ---------------------------
      Payments and Withdrawals                                  341              2,070          3,452
                                                     --------------       ---------------------------
NET ASSETS
   Net Increase (Decrease)                                     (278)              (177)        (2,378)
   Beginning of Year                                          1,717             11,436         17,274
                                                     --------------       ---------------------------

      End of Year                                             1,439             11,259         14,869
                                                     ==============       ===========================

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                          YEAR ENDED DECEMBER 31, 2006
                                 (in thousands)

                                                                                                 JPMorgan Series Trust II
                                                                                        -----------------------------------------
                                                                         The Dreyfus
                                                           Dreyfus        Socially
                                                            Stock        Responsible    U.S. Large Cap     Small         Mid
                                                             Index         Growth        Core Equity       Company     Cap Value
                                                           Fund, Inc.    Fund, Inc.       Portfolio       Portfolio    Portfolio
                                                           ----------    -----------    ----------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                $       60            (17)               (9)         (65)         (47)
   Realized Gain (Loss)                                           754            (73)               17          221          308
   Unrealized Appreciation (Depreciation)                       2,372            180               308          420          533
                                                           ----------    -----------    ----------------------------------------
      Change in Net Assets from Operations                      3,186             90               316          576          794

DEPOSITS                                                        1,098             60               124          309          535

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                 139              4                36           29           48
   Withdrawals                                                  4,109            170               220          401          784
   Administrative Fees                                             22              2                 2            4            4
   Transfers (in) out                                             782            159              (200)        (887)      (1,238)
                                                           ----------    -----------    ----------------------------------------
      Payments and Withdrawals                                  5,052            335                58         (453)        (402)
                                                           ----------    -----------    ----------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                       (768)          (185)              382        1,338        1,731
   Beginning of Year                                           25,611          1,438             2,163        3,943        4,696
                                                           ----------    -----------    ----------------------------------------
      End of Year                                          $   24,843          1,253             2,545        5,281        6,427
                                                           ==========    ===========    ========================================

                                                                    Franklin Templeton Variable Insurance Products Trust
                                                          ------------------------------------------------------------------------
                                                                              Franklin           Templeton
                                                             Franklin         Small-Mid          Developing          Templeton
                                                           Real Estate       Cap Growth           Markets             Foreign
                                                              Fund            Securities         Securities          Securities
                                                           (Class II)      Fund (Class II)     Fund (Class II)     Fund (Class II)
                                                           ----------------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                         62                   (26)              (14)               (10)
   Realized Gain (Loss)                                          1,283                   103               277                292
   Unrealized Appreciation (Depreciation)                          508                    49               912                801
                                                           ----------------------------------------------------------------------
      Change in Net Assets from Operations                       1,853                   126             1,175              1,083

DEPOSITS                                                           629                   107               639                383

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                   97                    15                42                 10
   Withdrawals                                                   1,183                   327               362                634
   Administrative Fees                                               5                     2                 4                  4
   Transfers (in) out                                             (467)                  194            (2,220)              (755)
                                                           ----------------------------------------------------------------------
      Payments and Withdrawals                                     818                   538            (1,812)              (107)
                                                           ----------------------------------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                       1,664                  (305)            3,626              1,573
   Beginning of Year                                             9,965                 1,993             3,289              5,218
                                                           ----------------------------------------------------------------------
      End of Year                                               11,629                 1,688             6,915              6,791
                                                           ======================================================================

                                                               Calamos
                                                               Advisors
                                                                Trust              AIM Variable Insurance Funds
                                                              ----------   -------------------------------------------
                                                                            V.I. Capital        V.I.         V.I.
                                                              Growth and    Appreciation     Technology   Core Equity
                                                                Income          Fund            Fund         Fund
                                                              Portfolio      (Series I)      (Series I)    (Series I)
                                                              ----------    -----------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                   $      193            (27)           (15)             4
   Realized Gain (Loss)                                            3,710            251            (31)            26
   Unrealized Appreciation (Depreciation)                         (1,451)          (100)           140            158
                                                              ----------    -----------------------------------------
      Change in Net Assets from Operations                         2,452            124             94            188

DEPOSITS                                                           1,461             86            106            151

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                    291             26             26             25
   Withdrawals                                                     4,623            210            107            240
   Administrative Fees                                                23              2              2              1
   Transfers (in) out                                             (1,612)           108           (165)          (210)
                                                              ----------    -----------------------------------------
      Payments and Withdrawals                                     3,325            346            (30)            56
                                                              ----------    -----------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                           588           (136)           230            283
   Beginning of Year                                              31,323          2,034            949          1,378
                                                              ----------    -----------------------------------------
      End of Year                                             $   31,911          1,898          1,179          1,661
                                                              ==========    =========================================

                                                                       Seligman Portfolios, Inc.
                                                           ---------------------------------------------
                                                            Communications
                                                                 and                         Smaller-Cap
                                                             Information       Capital          Value
                                                              Portfolio        Portfolio      Portfolio
                                                              (Class II)       Class II)      (Class II)    Total
                                                           --------------------------------------------    ------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                             (59)          (50)            (34)     663
   Realized Gain (Loss)                                                 169            91             275   16,271
   Unrealized Appreciation (Depreciation)                               671           114             222   16,457
                                                           ----------------------------------------------   ------
      Change in Net Assets from Operations                              781           155             463   33,391

DEPOSITS                                                                438           249             113   29,982

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                        39             -              23    1,901
   Withdrawals                                                          430           586             457   39,480
   Administrative Fees                                                    5             4               2      220
   Transfers (in) out                                                  (418)           26            (127)   1,983
                                                           ----------------------------------------------   ------
      Payments and Withdrawals                                           56           616             355   43,584
                                                           ----------------------------------------------   ------
NET ASSETS:
   Net Increase (Decrease)                                            1,163         (212)             221   19,789
   Beginning of Year                                                  3,672         3,701           2,475  264,062
                                                           ----------------------------------------------  -------
      End of Year                                                     4,835         3,489           2,696  283,851
                                                           ==============================================  =======

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005
                                 (in thousands)

                                                       Federated Insurance Series
                                                   ----------------------------------
                                                                  High
                                                    American     Income        Prime
                                                    Leaders       Bond         Money
                                                    Fund II      Fund II      Fund II
                                                    ---------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                         $     19          484          66
   Realized Gain (Loss)                                  254         (133)          -
   Unrealized Appreciation (Depreciation)                160         (277)          -
                                                    ---------------------------------
      Change in Net Assets from Operations               433           74          66

DEPOSITS                                                 490          381      18,255

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                         45          199         438
   Withdrawals                                         1,579          984       1,306
   Administrative Fees                                    11            4          13
   Transfers (in) out                                    190         (278)     17,570
                                                    ---------------------------------
      Payments and Withdrawals                         1,825          909      19,327
                                                    ---------------------------------
NET ASSETS:
   Net Increase (Decrease)                              (902)        (454)     (1,006)
   Beginning of Year                                  13,632        7,413       6,050
                                                    ---------------------------------
      End of Year                                   $ 12,730        6,959       5,044
                                                    =================================

                                                                  MFS Variable Insurance Trust
                                                    --------------------------------------------------------------

                                                               Emerging     Total    Research  Strategic
                                                    Research    Growth     Return     Bond      Income    Utilities
                                                     Series     Series     Series    Series     Series      Series
                                                    ---------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                             (119)      (208)      114        213          83       (182)
   Realized Gain (Loss)                                  (41)      (514)    1,205         69           8        812
   Unrealized Appreciation (Depreciation)                935      1,753    (1,068)      (288)        (86)     2,637
                                                    ---------------------------------------------------------------
      Change in Net Assets from Operations               775      1,031       251         (6)          5      3,267

DEPOSITS                                                 564        618     1,170        275         159      1,110

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                         25         33       213         31         108        185
   Withdrawals                                         1,829      2,263     2,082        789         215      2,998
   Administrative Fees                                    13         18        12          4           1         18
   Transfers (in) out                                    (74)       940    (1,306)       (38)       (266)    (2,937)
                                                    ---------------------------------------------------------------
      Payments and Withdrawals                         1,793      3,254     1,001        786          58        264
                                                    ---------------------------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                              (454)    (1,605)      420       (517)        106      4,113
   Beginning of Year                                  13,537     16,515    17,681      6,306       1,381     20,919
                                                    ---------------------------------------------------------------
      End of Year                                     13,083     14,910    18,101      5,789       1,487     25,032
                                                    ===============================================================

                                                                          American Century Variable Portfolios
                                                          -------------------------------------------------------------
                                                               VP                                        VP
                                                            Capital            VP             VP       Income      VP
                                                          Appreciation    International      Value    & Growth    Ultra
                                                              Fund            Fund           Fund       Fund      Fund
                                                          -------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                               $      (55)           (15)           (49)         15      (28)
   Realized Gain (Loss)                                         (124)           (44)           919          58       24
   Unrealized Appreciation (Depreciation)                        908            802           (536)         45       46
                                                          -------------------------------------------------------------
      Change in Net Assets from Operations                       729            743            334         118       42

DEPOSITS                                                         121            296            764         301      194

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                  -             15             95         186       73
   Withdrawals                                                   468            749            862         397      115
   Administrative Fees                                             4              6              6           3        -
   Transfers (in) out                                            (25)           284         (2,160)       (955)    (611)
                                                          -------------------------------------------------------------
      Payments and Withdrawals                                   447          1,054         (1,197)       (369)    (423)
                                                          -------------------------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                       403            (15)         2,295         788      659
   Beginning of Year                                           3,869          7,102          7,070       2,956    1,552
                                                          -------------------------------------------------------------
      End of Year                                         $    4,272          7,087          9,365       3,744    2,211
                                                          =============================================================

                                                              American
                                                              Century
                                                              Variable               Dreyfus Variable
                                                            Portfolios II            Investment Fund
                                                           --------------       ---------------------------
                                                            VP Inflation
                                                             Protection                          Developing
                                                                Fund            Appreciation      Leaders
                                                             (Class II)          Portfolio       Portfolio
                                                           --------------       ---------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                            45             (164)            (243)
   Realized Gain (Loss)                                                 9              178               67
   Unrealized Appreciation (Depreciation)                             (50)             322              873
                                                           --------------       ---------------------------
      Change in Net Assets from Operations                              4              336              697

DEPOSITS                                                              219              537              646

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                       4              179               62
   Withdrawals                                                        337            1,462            2,224
   Administrative Fees                                                  -               10               18
   Transfers (in) out                                                (306)             263              672
                                                           --------------       ---------------------------
      Payments and Withdrawals                                         35            1,914            2,976
                                                           --------------       ---------------------------
NET ASSETS:
   Net Increase (Decrease)                                            188           (1,041)          (1,633)
   Beginning of Year                                                1,529           12,477           18,880
                                                           --------------       ---------------------------
      End of Year                                                   1,717           11,436           17,247
                                                           ==============       ===========================

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                  STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2005
                                 (in thousands)

                                                                                                 JPMorgan Series Trust II
                                                                                        ------------------------------------------
                                                                         The Dreyfus
                                                            Dreyfus       Socially
                                                            Stock        Responsible    U.S. Large Cap     Small          Mid
                                                             Index         Growth        Core Equity       Company      Cap Value
                                                           Fund, Inc.    Fund, Inc.       Portfolio       Portfolio     Portfolio
                                                           ----------    -----------    ------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                $       52            (21)            (3)              (49)         (46)
   Realized Gain (Loss)                                           321           (140)           (17)              486          124
   Unrealized Appreciation (Depreciation)                         401            187             14              (327)         200
                                                           ----------    -----------    ------------------------------------------
      Change in Net Assets from Operations                        774             26             (6)              110          278

DEPOSITS                                                        1,600             58            100               274          491

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                 231             14              6                11          150
   Withdrawals                                                  3,105            293            326               197          217
   Administrative Fees                                             24              3              3                 4            2
   Transfers (in) out                                           1,713            151            (11)             (810)      (2,083)
                                                           ----------    -----------    ------------------------------------------
      Payments and Withdrawals                                  5,073            461            324              (598)      (1,714)
                                                           ----------    -----------    ------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                     (2,699)         (377)           (230)              982        2,483
   Beginning of Year                                           28,310          1,815          2,393             2,961        2,213
                                                           ----------    -----------    ------------------------------------------
      End of Year                                          $   25,611          1,438          2,163             3,943        4,696
                                                           ==========    ===========    ==========================================

                                                                    Franklin Templeton Variable Insurance Products Trust
                                                          ------------------------------------------------------------------------
                                                                              Franklin          Templeton
                                                             Franklin         Small-Mid         Developing           Templeton
                                                           Real Estate       Cap Growth           Markets             Foreign
                                                              Fund            Securities         Securities          Securities
                                                           (Class II)      Fund (Class II)     Fund (Class II)     Fund (Class II)
                                                           ----------------------------------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                         (5)                  (28)               (2)               (10)
   Realized Gain (Loss)                                          1,058                    75               115                 91
   Unrealized Appreciation (Depreciation)                          (23)                   (4)              456                322
                                                           ----------------------------------------------------------------------
      Change in Net Assets from Operations                       1,030                    43               569                403

DEPOSITS                                                           880                   124               144                342

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                   40                     4                18                 34
   Withdrawals                                                     802                   159               112                283
   Administrative Fees                                               5                     2                 2                  4
   Transfers (in) out                                           (1,310)                  454            (1,416)            (1,077)
                                                           ----------------------------------------------------------------------
      Payments and Withdrawals                                    (463)                  619            (1,284)              (756)
                                                           ----------------------------------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                       2,373                  (452)            1,997              1,501
   Beginning of Year                                             7,592                 2,445             1,292              3,717
                                                           ----------------------------------------------------------------------
      End of Year                                                9,965                 1,993             3,289              5,218
                                                           ======================================================================

                                                               Calamos
                                                               Advisors
                                                                Trust              AIM Variable Insurance Funds
                                                              ----------   ---------------------------------------------
                                                                              V.I. Dent        V.I.            V.I.
                                                              Growth and    Demographic     Technology    Premier Equity
                                                                Income      Trends Fund        Fund            Fund
                                                              Portfolio      (Series I)     (Series I)      (Series I)
                                                              ----------    --------------------------------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                   $      290            (27)           (13)             (10)
   Realized Gain (Loss)                                            1,025             (5)          (102)              (8)
   Unrealized Appreciation (Depreciation)                            408            122            111               73
                                                              ----------    --------------------------------------------
      Change in Net Assets from Operations                         1,723             90             (4)              55

Deposits                                                           1,503            124             74               84

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                    585              9              -                4
   Withdrawals                                                     2,620            124            115              204
   Administrative Fees                                                21              2              2                1
   Transfers (in) out                                             (1,618)           178             91              266
                                                              ----------    --------------------------------------------
      Payments and Withdrawals                                     1,608            313            208              475
                                                              ----------    --------------------------------------------
NET ASSETS:
   Net Increase (Decrease)                                         1,618            (99)          (138)            (336)
   Beginning of Year                                              29,705          2,133          1,087            1,714
                                                              ----------    --------------------------------------------
      End of Year                                             $   31,323          2,034            949            1,378
                                                              ==========    ============================================

                                                                       Seligman Portfolios, Inc.
                                                           ---------------------------------------------
                                                            Communications
                                                                 and                         Smaller-Cap
                                                             Information        Capital         Value
                                                              Portfolio        Portfolio      Portfolio
                                                              (Class II)       Class II)      (Class II)   Total
                                                           ---------------------------------------------  -------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Investment Income (Loss)                                             (48)          (50)          (30)      (24)
   Realized Gain (Loss)                                                  35            (5)          283     6,083
   Unrealized Appreciation (Depreciation)                               213           417          (375)    8,371
                                                           --------------------------------------------   -------
     Change in Net Assets from Operations                               200           362          (122)   14,430

Deposits                                                                301           231           197    32,627

PAYMENTS AND WITHDRAWALS:
   Death Benefits                                                        37            86            67     3,187
   Withdrawals                                                          356           475           179    30,226
   Administrative Fees                                                    4             4             2       226
   Transfers (in) out                                                    36            89          (408)    5,208
                                                           --------------------------------------------   -------
      Payments and Withdrawals                                          433           654          (160)   38,847
                                                           --------------------------------------------   -------
NET ASSETS:
   Net Increase (Decrease)                                               68           (61)          235     8,210
   Beginning of Year                                                  3,604         3,762         2,240   255,852
                                                           --------------------------------------------   -------
      End of Year                                                     3,672         3,701         2,475   264,062
                                                           ============================================   =======

                 See accompanying Notes to Financial Statements

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Kansas City Life Variable Annuity Separate Account (the Account), marketed as Century II Variable Annuity, Century II Affinity Variable Annuity and Century II Freedom Variable Annuity is a separate account of Kansas City Life Insurance Company (KCL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not available to service the organizations liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts that invest in twelve series-type mutual funds, as listed below with each fund's objective, or into KCL's Fixed Account.

SERIES-TYPE MUTUAL FUND                   FUND OBJECTIVE
FEDERATED INSURANCE SERIES
American Leaders Fund II                  Long-term growth of capital and income by investing primarily in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

High Income Bond Fund II                  High current income by investing in high-yield, lower-rated corporate bonds
                                          (also known as "junk bonds").

Prime Money Fund II                       Current income with stability of principal and liquidity by investing in short-
                                          term, high-quality fixed income securities.

MFS VARIABLE INSURANCE TRUST
Research Series                           Long-term growth of capital and future income by investing in common stock within targeted industries.

Emerging Growth Series                    Long-term growth of capital by investing in common stock and related securities of emerging growth companies.

Total Return Series                       Income and opportunities for growth of capital and income by investing in a combination of equity and fixed income securities.

Research Bond Series                      Total return (high income and long-term growth of capital).

Strategic Income Series                   Income and capital appreciation by investing in U.S. and foreign fixed income securities.

Utilities Series                          Capital growth and current income by investing in equity and debt securities of domestic and foreign companies in the utilities industry.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AMERICAN CENTURY VARIABLE PORTFOLIOS
VP Capital Appreciation Fund              Capital growth by investing primarily in common stocks of growing companies.

VP International Fund                     Capital growth by investing primarily in common stocks of foreign companies.

VP Value Fund                             Long-term capital growth and income by investing primarily in stocks of companies believed to be undervalued.

VP Income & Growth Fund                   Capital growth and income by investing primarily in common stocks.

VP Ultra Fund                             Long-term capital growth by investing primarily in U.S. large-cap companies.

VP Mid-Cap Value Fund                     Long-term capital growth by investing in mainly U.S. mid-cap companies believed to be undervalued.

AMERICAN CENTURY VARIABLE PORTFOLIOS II
VP Inflation Protection (Class II)        Long-term total return and protection against U.S. inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio                    Long-term capital growth and income by investing in common stocks of large
                                          "blue chip" companies.

Developing Leaders Portfolio              Capital growth by primarily investing in securities of small U.S. companies.

DREYFUS STOCK INDEX FUND, INC.            Match the total return of the Standard & Poor's (S&P) 500 Composite Stock
                                          Price Index by investing in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

THE DREYFUS SOCIALLY RESPONSIBLE          Capital growth and current income by investing in common stocks of companies
GROWTH FUND, INC.                         that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

JPMORGAN SERIES TRUST II
U.S. Large Cap Core Equity Portfolio      High total return by investing primarily in large U.S. companies.

Small Company Portfolio                   High total return by investing in small companies.

Mid Cap Value Portfolio                   Growth from capital appreciation by investing in equity securities of mid-cap companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Real Estate Fund (Class II)      Capital appreciation and current income by investing in securities of companies operating in the real estate industry.

Franklin Small-Mid Cap Growth             Long-term capital growth by investing primarily in equity securities of
Securities Fund (Class II)                small and mid-size U.S. companies.

Templeton Developing Markets              Long-term capital appreciation by investing primarily in equity securities of
Securities Fund (Class II)                companies in emerging market countries.

Templeton Foreign Securities              Long-term capital growth by investing primarily in equity securities of
Fund (Class II)                           foreign companies.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CALAMOS ADVISORS TRUST
Growth and Income Portfolio               High long-term total return by investing primarily in convertible, equity and fixed-income securities.

AIM VARIABLE INSURANCE FUNDS
V.I. Capital Appreciation Fund            Long-term growth of capital by investing in securities of companies that are
(Series I)                                likely to benefit from changing demographic, economic and lifestyle trends.

V.I. Technology Fund (Series I)           Capital growth by investing broadly in equity securities across the technology universe.

V.I. Core Equity Fund (Series I)          Long-term growth of capital and income by investing in equity securities of companies believed to be undervalued.

SELIGMAN PORTFOLIOS, INC.
Communications and Information            Capital gain by investing in securities of companies operating in the
Portfolio (Class II)                      communications, information and related industries.

Capital Portfolio (Class II)              Capital appreciation by investing primarily in common stocks of medium-sized
                                          U.S. companies.

Smaller-Cap Value Portfolio (Class II)    Long-term capital appreciation by investing generally in smaller companies believed to be undervalued.

FUND CHANGES

During the year ended December 31, 2006, the following portfolios changed their names as summarized, with the effective date of the change, in the following table:

PRIOR PORTFOLIO NAME                      CURRENT PORTFOLIO NAME                  EFFECTIVE DATE
AIM V.I. Dent Demographic Trends Fund     AIM V.I. Capital Appreciation Fund      November 6, 2006
                                          (Series I)

AIM V.I. Premier Equity Fund              AIM V.I. Core Equity Fund (Series I)    May 1, 2006

During the year ended December 31, 2006, the following portfolios were added as summarized, with the effective date of the change:

<CAPTION
PORTFOLIO NAME                                  EFFECTIVE DATE
American Century VP Mid Cap Value Fund          May 1, 2006

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

RISKS AND UNCERTAINTIES

Certain risks and uncertainties are inherent to the Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Account's method for attempting to mitigate the risks, are presented below and throughout the notes to the financial statements.

    Financial Statements - The preparation of financial statements on the basis of generally accepted accounting principles in the United States of America
    (GAAP) requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period. These estimates are inherently subject to change and actual results could differ from these estimates.

    Investments - The Account is exposed to risks that issuers of securities owned by the Series-Type Mutual Funds will default, or that interest rates will change and cause a decrease in the value of the investments. Management attempts to mitigate these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements and annual financial statements.

REINVESTMENT OF DIVIDENDS

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount.

FEDERAL INCOME TAXES

The Account is treated as part of KCL for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gains distributions received by the Account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year results to conform with the current year's presentation.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (NAV of the underlying mutual fund). The average cost method is used to determine realized gains and losses. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gains distributions are recorded on the ex-dividend date.

The aggregate cost of purchases and proceeds from sales were as follows:

                                                                               COST OF         PROCEEDS
2006:                                                                        PURCHASES       FROM SALES
                                                                             ---------       ----------
                                                                                  (in thousands)
Federated American Leaders Fund II                                           $   3,304            3,601
Federated High Income Bond Fund II                                               2,368            2,388
Federated Prime Money Fund II                                                   33,853           31,987
MFS Research Series                                                              1,875            2,993
MFS Emerging Growth Series                                                       1,901            3,541
MFS Total Return Series                                                          3,258            4,798
MFS Research Bond Series                                                         1,008            1,742
MFS Strategic Income Series                                                        574              550
MFS Utilities Series                                                             7,333            6,787
American Century VP Capital Appreciation Fund                                    1,349              962
American Century VP International Fund                                           2,324            2,055
American Century VP Value Fund                                                   3,644            2,273
American Century VP Income & Growth Fund                                           876            1,243
American Century VP Ultra Fund                                                     367              928
American Century Mid Cap Value Fund                                                 64                4
American Century VP Inflation Protection Fund (Class II)                           459              706
Dreyfus Capital Appreciation Portfolio                                           1,528            3,191
Dreyfus Developing Leaders Portfolio                                             3,351            4,912
Dreyfus Stock Index Fund, Inc.                                                   3,137            7,031
The Dreyfus Socially Responsible Growth Fund, Inc.                                 120              412
JPMorgan U.S. Large Cap Core Equity Portfolio                                      560              504
JPMorgan Small Company Portfolio                                                 1,782              962
JPMorgan Mid Cap Value Portfolio                                                 2,514            1,499
Franklin Real Estate Fund (Class II)                                             3,569            2,868
Franklin Small-Mid Cap Growth Securities Fund (Class II)                           205              662
Templeton Developing Markets Securities Fund (Class II)                          4,097            1,659
Templeton Foreign Securities Fund (Class II)                                     2,225            1,745
Calamos Growth and Income Portfolio                                              9,541            8,746
AIM V.I. Capital Appreciation Fund (Series I)                                      496              567
AIM V.I. Technology Fund (Series I)                                                418              296
AIM V.I. Core Equity Fund (Series I)                                               511              412
Seligman Communications and Information Portfolio (Class II)                     1,321              998
Seligman Capital Portfolio (Class II)                                              639            1,057
Seligman Smaller-Cap Value (Class II)                                              862              908

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                               COST OF         PROCEEDS
2005:                                                                        PURCHASES       FROM SALES
                                                                             ---------       ----------
                                                                                  (in thousands)
Federated American Leaders Fund II                                           $   1,482            2,797
Federated High Income Bond Fund II                                               4,026            4,071
Federated Prime Money Fund II                                                   35,375           36,381
MFS Research Series                                                              1,666            3,014
MFS Emerging Growth Series                                                       1,388            4,233
MFS Total Return Series                                                          5,415            4,407
MFS Research Bond Series                                                         1,444            1,693
MFS Strategic Income Series                                                        726              537
MFS Utilities Series                                                             6,119            5,455
American Century VP Capital Appreciation Fund                                      435              816
American Century VP International Fund                                             871            1,645
American Century VP Value Fund                                                   4,529            1,818
American Century VP Income & Growth Fund                                         1,493              806
American Century VP Ultra Fund                                                     965              377
American Century VP Inflation Protection (Class II)                                879              648
Dreyfus Capital Appreciation Portfolio                                           1,503            3,041
Dreyfus Developing Leaders Portfolio                                             1,438            4,011
Dreyfus Stock Index Fund, Inc.                                                   4,186            7,607
The Dreyfus Socially Responsible Growth Fund, Inc.                                 104              528
JPMorgan U.S. Large Cap Core Equity Portfolio                                      386              612
JPMorgan Small Company Portfolio                                                 1,870              609
JPMorgan Mid Cap Value Portfolio                                                 3,048              843
Franklin Real Estate Fund (Class II)                                             4,595            2,738
Franklin Small-Mid Cap Growth Securities Fund (Class II)                           486            1,010
Templeton Developing Markets Securities Fund (Class II)                          2,076              650
Templeton Foreign Securities Fund (Class II)                                     2,017              928
Calamos Growth and Income Portfolio                                              6,706            6,256
AIM V.I. Demographic Trends Fund (Series I)                                        701              918
AIM V.I. Technology Fund (Series I)                                                245              392
AIM V.I. Premier Equity Fund (Series I)                                            172              573
Seligman Communications and Information Portfolio (Class II)                       845            1,026
Seligman Capital Portfolio (Class II)                                              837            1,310
Seligman Smaller-Cap Value (Class II)                                            1,471              898

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. CONTRACT CHARGES

CENTURY II VARIABLE ANNUITY AND CENTURY II AFFINITY VARIABLE ANNUITY

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25% of the asset value of the subaccounts of each contract of which 0.70% is for assuming mortality risks and 0.55% is for expense risk. Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.15% of the asset value of each contract. These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts an administrative fee of $30 per year for each contract under $50,000. Other fees are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year. These fees are assessed through the reduction of units from the contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7% in the first three years to 2% in the seventh year. For the Century II Affinity Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first two years to 2% in the eighth year. During 2006, $596,000 (2005 - $615,000) was assessed in surrender charges and other contract charges, primarily annual administrative fees, totaling $3,890,000 (2005 - $3,715,000).

CENTURY II FREEDOM ANNUITY

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.40% of the asset value of the subaccounts of each contract. Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.25% of the asset value of each contract. These charges are assessed for each subaccount through the reduction of unit values.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Freedom Variable Annuity, no contingent deferred sales charge nor surrender charges are assessed. During 2006, $102,000 (2005 - $89,000) was assessed in other contract charges.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Mortality and Expense Risk Fees and and other Administrative Charges for the year are as follows:

 2006:                                                             CENTURY II        FREEDOM           TOTAL
                                                                    VARIABLE         VARIABLE        VARIABLE
                                                                    ANNUITY          ANNUITY          ANNUITY
                                                                   ----------        --------        --------
                                                                                  (in thousands)
Federated American Leaders Fund II                                    $   171           $   1         $   172
Federated High Income Bond Fund II                                         93               1              94
Federated Prime Money Fund II                                              76               1              77
MFS Research Series                                                       181               2             183
MFS Emerging Growth Series                                                201               1             202
MFS Total Return Series                                                   234              13             247
MFS Research Bond Series                                                   72               2              74
MFS Strategic Income Series                                                20               1              21
MFS Utilities Series                                                      374               8             382
American Century VP Capital Appreciation Fund                              68               1              69
American Century VP International Fund                                    107               2             109
American Century VP Value Fund                                            136               5             141
American Century VP Income & Growth Fund                                   49               3              52
American Century VP Ultra Fund                                             27               -              27
American Century VP Mid Cap Value Fund                                     -                -              -
American Century VP Inflation Protection (Class II)                        18               4              22
Dreyfus Appreciation Portfolio                                            153               -             153
Dreyfus Developing Leaders Portfolio                                      222               2             224
Dreyfus Stock Index Fund, Inc.                                            341               6             347
The Dreyfus Socially Responsible Growth Fund, Inc.                         19               -              19
JPMorgan U.S. Large Cap Core Equity Portfolio                              31               -              31
JPMorgan Small Company Portfolio                                           62               3              65
JPMorgan Mid Cap Value Portfolio                                           74               4              78
Franklin Real Estate Fund (Class II)                                      133              18             151
Franklin Small-Mid Cap Growth Securities Fund (Class II)                   25               1              26
Templeton Developing Markets Securities Fund (Class II)                    67               5              72
Templeton Foreign Securities Fund (Class II)                               79               3              82
Calamos Growth and Income Portfolio                                       436              10             446
AIM V. I. Capital Appreciation Fund (Series I)                             27               1              28
AIM V. I. Technology Fund (Series I)                                       14               1              15
AIM V. I. Core Equity Fund (Series I)                                      20               -              20
Seligman Communications and Information Portfolio (Class II)               57               2              59
Seligman Capital Portfolio (Class II)                                      50               -              50
Seligman Smaller-Cap Value Portfolio (Class II)                            33               1              34
                                                                      -------           -----         -------
                                                                      $ 3,670           $ 102         $ 3,772
                                                                      -------           -----         -------

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year were as follows:

2006:                                                                UNITS         UNITS        NET INCREASE
                                                                   PURCHASED      REDEEMED       (DECREASE)
                                                                   ---------      --------      ------------
                                                                                 (in thousands)
Federated American Leaders Fund II                                        73           158              (85)
Federated High Income Bond Fund II                                       111           142              (31)
Federated Prime Money Fund II                                          2,769         2,634              135
MFS Research Series                                                       98           151              (53)
MFS Emerging Growth Series                                               105           185              (80)
MFS Total Return Series                                                  112           210              (98)
MFS Research Bond Series                                                  48           105              (57)
MFS Strategic Income Series                                               35            39               (4)
MFS Utilities Series                                                     187           207              (20)
American Century VP Capital Appreciation Fund                            100            65               35
American Century VP International Fund                                   112            99               13
American Century VP Value Fund                                           247           200               47
American Century VP Income & Growth Fund                                  97           154              (57)
American Century VP Ultra Fund                                            30            74              (44)
American Century VP Mid Cap Value Fund                                     6             -                6
American Century VP Inflation Protection (Class II)                       39            65              (26)
Dreyfus Appreciation Portfolio                                            89           204             (115)
Dreyfus Developing Leaders Portfolio                                     119           286             (167)
Dreyfus Stock Index Fund, Inc.                                           177           437             (260)
The Dreyfus Socially Responsible Growth Fund, Inc.                         5            16              (11)
JPMorgan U.S. Large Cap Core Equity Portfolio                             35            32                3
JPMorgan Small Company Portfolio                                          86            46               40
JPMorgan Mid Cap Value Portfolio                                         143            85               58
Franklin Real Estate Fund (Class II)                                     110           120              (10)
Franklin Small-Mid Cap Growth Securities Fund (Class II)                  28            82              (54)
Templeton Developing Markets Securities Fund (Class II)                  205            81              124
Templeton Foreign Securities Fund (Class II)                              88            67               21
Calamos Growth and Income Portfolio                                      388           496             (108)
AIM V. I. Capital Appreciation Fund (Series I)                            54           105              (51)
AIM V. I. Technology Fund (Series I)                                     153           105               48
AIM V. I. Core Equity Fund (Series I)                                     68            56               12
Seligman Communications and Information Portfolio (Class II)             180           128               52
Seligman Capital Portfolio (Class II)                                     93           146              (53)
Seligman Smaller-Cap Value Portfolio (Class II)                           40            55              (15)

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. FINANCIAL HIGHLIGHTS

                                                                                           AT DECEMBER 31, 2006
                                                                       ----------------------------------------------------------
                                                                                             UNIT FAIR VALUE              NET
                                                                         UNITS                  LOWEST TO                ASSETS
                                                                        (000'S)                  HIGHEST                (000'S)
                                                                       --------      -----------------------------     ----------
Federated American Leaders Fund II                                          521        $16.670     to     $24.244      $   12,584
Federated High Income Bond Fund II                                          413         14.117     to      17.203           7,068
Federated Prime Money Fund II                                               545         10.204     to      12.712           6,911
MFS Research Series                                                         672         16.592     to      19.675          13,196
MFS Emerging Growth Series                                                  757         16.357     to      18.978          14,360
MFS Total Return Series                                                     762         14.232     to      23.828          17,542
MFS Research Bond Series                                                    305         11.444     to      16.489           4,995
MFS Strategic Income Series                                                 105         12.081     to      14.528           1,523
MFS Utilities Series                                                        861         25.335     to      37.055          31,583
American Century VP Capital Appreciation Fund                               375         14.480     to      17.932           5,443
American Century VP International Fund                                      412         19.872     to      21.895           9,008
American Century VP Value Fund                                              992         11.443     to      17.809          11,506
American Century VP Income & Growth Fund                                    442          8.502     to      17.289           3,886
American Century VP Ultra Fund                                              131         11.940     to      12.049           1,575
American Century VP Mid Cap Value Fund(d)                                     6         11.032     to      11.050              63
American Century VP Inflation Protection (Class II)                         137         10.447     to      10.540           1,439
Dreyfus Appreciation Portfolio                                              691         15.024     to      16.296          11,259
Dreyfus Developing Leaders Portfolio                                        891         15.324     to      16.697          14,869
Dreyfus Stock Index Fund, Inc.                                            1,489         16.534     to      16.681          24,843
The Dreyfus Socially Responsible Growth Fund, Inc.                           47         14.598     to      26.927           1,253
JPMorgan U.S. Large Cap Core Equity Portfolio                               155         15.945     to      16.375           2,545
JPMorgan Small Company Portfolio                                            261         19.917     to      20.208           5,281
JPMorgan Mid Cap Value Portfolio                                            362         17.618     to      17.779           6,427
Franklin Real Estate Fund (Class II)                                        444         23.585     to      26.471          11,629
Franklin Small-Mid Cap Growth Securities Fund (Class II)                    220          7.527     to      16.745           1,688
Templeton Developing Markets Securities Fund (Class II)                     312         21.847     to      29.575           6,915
Templeton Foreign Securities Fund (Class II)                                247         20.192     to      27.849           6,791
Calamos Growth and Income Portfolio                                       1,830         15.201     to      17.497          31,911
AIM V. I. Capital Appreciation Fund (Series I)                              356          5.280     to      16.014           1,898
AIM V. I. Technology Fund (Series I)                                        412          2.774     to      16.735           1,179
AIM V. I. Core Equity Fund (Series I)                                       220          7.522     to      15.455           1,661
Seligman Communications and Information Portfolio (Class II)                604          7.869     to      20.276           4,835
Seligman Capital Portfolio (Class II)                                       492          7.061     to      16.708           3,489
Seligman Smaller-Cap Value Portfolio (Class II)                             154         17.311     to      17.469           2,696

                                                                                           FOR THE YEAR ENDED
                                                                                            DECEMBER 31, 2006
                                                                      ------------------------------------------------------------
                                                                      INVESTMENT(a)     EXPENSE RATIO(b)        TOTAL RETURN(c)
                                                                         INCOME            LOWEST TO               LOWEST TO
                                                                          RATIO             HIGHEST                 HIGHEST
                                                                      -------------    -----------------    ----------------------
Federated American Leaders Fund II                                         1.54%         1.40% to   1.65    14.90%   to     15.19%
Federated High Income Bond Fund II                                         8.54          1.40  to   1.65     9.00%   to      9.27%
Federated Prime Money Fund II                                              4.45          1.40  to   1.65     2.80%   to      3.06%
MFS Research Series                                                        0.51          1.40  to   1.65     8.67%   to      8.95%
MFS Emerging Growth Series                                                 0.00          1.40  to   1.65     6.13%   to      6.40%
MFS Total Return Series                                                    2.37          1.40  to   1.65    10.07%   to     10.34%
MFS Research Bond Series                                                   4.37          1.40  to   1.65     2.35%   to      2.60%
MFS Strategic Income Series                                                5.12          1.40  to   1.65     4.93%   to      5.19%
MFS Utilities Series                                                       2.01          1.40  to   1.65    29.12%   to     29.44%
American Century VP Capital Appreciation Fund                              0.00          1.40  to   1.65    15.31%   to     15.59%
American Century VP International Fund                                     1.54          1.40  to   1.65    22.99%   to     23.29%
American Century VP Value Fund                                             1.33          1.40  to   1.65    16.72%   to     17.01%
American Century VP Income & Growth Fund                                   1.89          1.40  to   1.65    15.18%   to     15.46%
American Century VP Ultra Fund                                             0.00          1.40  to   1.65    -4.85%   to     -4.62%
American Century VP Mid Cap Value Fund(d)                                  1.57          1.40  to   1.65    10.32%   to     10.50%
American Century VP Inflation Protection (Class II)                        3.32          1.40  to   1.65    -0.05%   to      0.20%
Dreyfus Appreciation Portfolio                                             1.61          1.40  to   1.65    14.58%   to     14.86%
Dreyfus Developing Leaders Portfolio                                       0.41          1.40  to   1.65     2.08%   to      2.33%
Dreyfus Stock Index Fund, Inc.                                             1.65          1.40  to   1.65    13.61%   to     13.90%
The Dreyfus Socially Responsible Growth Fund, Inc.                         0.11          1.40  to   1.65     7.42%   to      7.69%
JPMorgan U.S. Large Cap Core Equity Portfolio                              0.98          1.40  to   1.65    14.67%   to     14.96%
JPMorgan Small Company Portfolio                                           0.00          1.40  to   1.65    13.13%   to     13.41%
JPMorgan Mid Cap Value Portfolio                                           0.56          1.40  to   1.65    14.93%   to     15.22%
Franklin Real Estate Fund (Class II)                                       2.01          1.40  to   1.65    18.62%   to     18.91%
Franklin Small-Mid Cap Growth Securities Fund (Class II)                   0.00          1.40  to   1.65     6.92%   to      7.19%
Templeton Developing Markets Securities Fund (Class II)                    1.12          1.40  to   1.65    26.00%   to     26.31%
Templeton Foreign Securities Fund (Class II)                               1.24          1.40  to   1.65    19.46%   to     19.76%
Calamos Growth and Income Portfolio                                        2.01          1.40  to   1.65     7.66%   to      7.93%
AIM V. I. Capital Appreciation Fund (Series I)                             0.06          1.40  to   1.65     6.04%   to      6.30%
AIM V. I. Technology Fund (Series I)                                       0.00          1.40  to   1.65     8.68%   to      8.95%
AIM V. I. Core Equity Fund (Series I)                                      1.63          1.40  to   1.65    13.36%   to     13.65%
Seligman Communications and Information Portfolio (Class II)               0.00          1.40  to   1.65    20.02%   to     20.32%
Seligman Capital Portfolio (Class II)                                      0.00          1.40  to   1.65     4.08%   to      4.34%
Seligman Smaller-Cap Value Portfolio (Class II)                            0.00          1.40  to   1.65    19.01%   to     19.31%

(a) The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) This fund was added effective May 1, 2006.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                           AT DECEMBER 31, 2005
                                                                       ----------------------------------------------------------
                                                                                             UNIT FAIR VALUE              NET
                                                                         UNITS                  LOWEST TO                ASSETS
                                                                        (000'S)                  HIGHEST                (000'S)
                                                                       --------      -----------------------------     ----------
Federated American Leaders Fund II                                          606        $14.508     to       21.048     $   12,730
Federated High Income Bond Fund II                                          444         12.952     to       15.744          6,959
Federated Prime Money Fund II                                               410          9.926     to       12.334          5,044
MFS Research Series                                                         725         15.268     to       18.060         13,083
MFS Emerging Growth Series                                                  837         15.412     to       17.837         14,910
MFS Total Return Series                                                     860         12.930     to       21.594         18,101
MFS Research Bond Series                                                    362         11.182     to       16.071          5,789
MFS Strategic Income Series                                                 109         11.514     to       13.811          1,487
MFS Utilities Series                                                        881         19.621     to       28.626         25,032
American Century VP Capital Appreciation Fund                               340         12.526     to       15.552          4,272
American Century VP International Fund                                      399         16.158     to       17.758          7,087
American Century VP Value Fund                                              945          9.780     to       15.258          9,365
American Century VP Income & Growth Fund                                    499          7.364     to       15.011          3,744
American Century VP Ultra Fund                                              175         12.549     to       12.632          2,211
American Century VP Inflation Protection (Class II)                         163         10.452     to       10.520          1,717
Dreyfus Appreciation Portfolio                                              806         13.113     to       14.187         11,436
Dreyfus Developing Leaders Portfolio                                      1,058         15.012     to       16.317         17,247
Dreyfus Stock Index Fund, Inc.                                            1,749         14.552     to       14.646         25,611
The Dreyfus Socially Responsible Growth Fund, Inc.                           58         13.590     to       25.005          1,438
JPMorgan U.S. Large Cap Core Equity Portfolio                               152         13.905     to       14.245          2,163
JPMorgan Small Company Portfolio                                            221         17.605     to       17.819          3,943
JPMorgan Mid Cap Value Portfolio                                            304         15.329     to       15.430          4,696
Franklin Real Estate Fund (Class II)                                        454         19.884     to       22.261          9,965
Franklin Small-Mid Cap Growth Securities Fund (Class II)                    274          7.022     to       15.661          1,993
Templeton Developing Markets Securities Fund (Class II)                     188         17.296     to       23.472          3,289
Templeton Foreign Securities Fund (Class II)                                226         16.903     to       23.254          5,218
Calamos Growth and Income Portfolio                                       1,938         14.119     to       16.211         31,323
AIM V. I. Capital Appreciation Fund (Series I)                              407          4.967     to       15.103          2,034
AIM V. I. Technology Fund (Series I)                                        364          2.546     to       15.399            949
AIM V. I. Core Equity Fund (Series I)                                       208          6.619     to       13.633          1,378
Seligman Communications and Information Portfolio (Class II)                552          6.540     to       16.894          3,672
Seligman Capital Portfolio (Class II)                                       545          6.767     to       16.053          3,701
Seligman Smaller-Cap Value Portfolio (Class II)                             169         14.545     to       14.641          2,475

                                                                                          FOR THE YEAR ENDED
                                                                                           DECEMBER 31, 2005
                                                                      ------------------------------------------------------------
                                                                      INVESTMENT(a)     EXPENSE RATIO(b)        TOTAL RETURN(c)
                                                                         INCOME            LOWEST TO               LOWEST TO
                                                                          RATIO             HIGHEST                 HIGHEST
                                                                      -------------    -----------------    ----------------------
Federated American Leaders Fund II                                         1.53%         1.40%  to  1.65     3.31%   to      3.57%
Federated High Income Bond Fund II                                         8.16          1.40   to  1.65     0.98%   to      1.23%
Federated Prime Money Fund II                                              2.63          1.40   to  1.65     1.01%   to      1.27%
MFS Research Series                                                        0.47          1.40   to  1.65     6.04%   to      6.31%
MFS Emerging Growth Series                                                 0.00          1.40   to  1.65     7.41%   to      7.68%
MFS Total Return Series                                                    2.03          1.40   to  1.65     1.14%   to      1.39%
MFS Research Bond Series                                                   4.99          1.40   to  1.65    -0.14%   to      0.11%
MFS Strategic Income Series                                                6.91          1.40   to  1.65     0.22%   to      0.47%
MFS Utilities Series                                                       0.61          1.40   to  1.65    14.93%   to     15.22%
American Century VP Capital Appreciation Fund                              0.00          1.40   to  1.65    20.07%   to     20.37%
American Century VP International Fund                                     1.18          1.40   to  1.65    11.41%   to     11.68%
American Century VP Value Fund                                             0.81          1.40   to  1.65     3.32%   to      3.58%
American Century VP Income & Growth Fund                                   1.81          1.40   to  1.65     2.92%   to      3.18%
American Century VP Ultra Fund                                             0.00          1.40   to  1.65     0.50%   to      0.75%
American Century VP Inflation Protection (Class II)                        4.28          1.40   to  1.65    -0.09%   to      0.16%
Dreyfus Appreciation Portfolio                                             0.02          1.40   to  1.65     2.67%   to      2.93%
Dreyfus Developing Leaders Portfolio                                       0.00          1.40   to  1.65     4.07%   to      4.33%
Dreyfus Stock Index Fund, Inc.                                             1.60          1.40   to  1.65     2.98%   to      3.24%
The Dreyfus Socially Responsible Growth Fund, Inc.                         0.00          1.40   to  1.65     1.92%   to      2.18%
JPMorgan U.S. Large Cap Core Equity Portfolio                              1.24          1.40   to  1.65    -0.30%   to     -0.06%
JPMorgan Small Company Portfolio                                           0.00          1.40   to  1.65     1.73%   to      1.98%
JPMorgan Mid Cap Value Portfolio                                           0.17          1.40   to  1.65     7.43%   to      7.70%
Franklin Real Estate Fund (Class II)                                       1.36          1.40   to  1.65    11.62%   to     11.90%
Franklin Small-Mid Cap Growth Securities Fund (Class II)                   0.00          1.40   to  1.65     3.08%   to      3.33%
Templeton Developing Markets Securities Fund (Class II)                    1.30          1.40   to  1.65    25.35%   to     25.66%
Templeton Foreign Securities Fund (Class II)                               1.16          1.40   to  1.65     8.37%   to      8.64%
Calamos Growth and Income Portfolio                                        2.36          1.40   to  1.65     5.40%   to      5.66%
AIM V. I. Capital Appreciation Fund (Series I)                             0.00          1.40   to  1.65     4.47%   to      4.73%
AIM V. I. Technology Fund (Series I)                                       0.00          1.40   to  1.65     0.51%   to      0.76%
AIM V. I. Core Equity Fund (Series I)                                      0.75          1.40   to  1.65     3.93%   to      4.19%
Seligman Communications and Information Portfolio (Class II)               0.00          1.40   to  1.65     5.77%   to      6.03%
Seligman Capital Portfolio (Class II)                                      0.00          1.40   to  1.65    10.37%   to     10.65%
Seligman Smaller-Cap Value Portfolio (Class II)                            0.17          1.40   to  1.65    -5.69%   to     -5.46%

(a) The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                           AT DECEMBER 31, 2004
                                                                       ----------------------------------------------------------
                                                                                             UNIT FAIR VALUE              NET
                                                                         UNITS                  LOWEST TO                ASSETS
                                                                        (000'S)                  HIGHEST                (000'S)
                                                                       --------      -----------------------------     ----------
Federated American Leaders Fund II                                          672        $14.043     to       20.323     $   13,632
Federated High Income Bond Fund II                                          478         12.826     to       15.552          7,413
Federated Prime Money Fund II                                               497          9.826     to       12.180          6,050
MFS Research Series                                                         798         14.398     to       16.988         13,537
MFS Emerging Growth Series                                                  998         14.349     to       16.565         16,515
MFS Total Return Series                                                     848         12.785     to       21.297         17,681
MFS Bond Series                                                             397         11.198     to       16.054          6,306
MFS Strategic Income Series                                                 101         11.488     to       13.746          1,381
MFS Utilities Series                                                        845         17.072     to       24.845         20,919
American Century VP Capital Appreciation Fund                               371         10.406     to       12.952          3,869
American Century VP International Fund                                      447         14.504     to       15.900          7,102
American Century VP Value Fund                                              738          9.442     to       14.768          7,070
American Century VP Income and Growth Fund                                  403          7.137     to       14.585          2,956
American Century VP Inflation Protection Fund (Class II)                    146         10.462     to       10.503          1,529
American Century VP Ultra Fund                                              124         12.487     to       12.538          1,552
Dreyfus Appreciation Portfolio                                              905         12.771     to       13.784         12,477
Dreyfus Developing Leaders Portfolio                                      1,208         14.424     to       15.639         18,880
Dreyfus Stock Index Fund, Inc.                                            1,996         14.131     to       14.186         28,310
The Dreyfus Socially Responsible Growth Fund, Inc                            74         13.333     to       24.472          1,815
JPMorgan Large Cap Core Equity Portfolio                                    168         13.947     to       14.253          2,393
JPMorgan Small Company Portfolio                                            170         17.306     to       17.472          2,961
JPMorgan Mid Cap Value Portfolio                                            154         14.269     to       14.327          2,213
Franklin Real Estate Fund (Class II)                                        385         17.813     to       19.893          7,592
Franklin Small Cap Fund (Class II)                                          346          6.796     to       15.194          2,445
Templeton Developing Markets Securities Fund (Class II)                      90         13.764     to       18.725          1,292
Templeton Foreign Securities Fund (Class II)                                175         15.597     to       21.404          3,717
Calamos Growth and Income Portfolio                                       1,941         13.395     to       15.342         29,705
AIM V. I. Dent Demographic Trends Fund (Series I)                           447          4.743     to       14.456          2,133
AIM V. I. Technology Fund (Series I)                                        401          2.527     to       15.321          1,087
AIM V. I. Premier Equity Fund (Series I)                                    270          6.353     to       13.117          1,714
Seligman Small Cap Value Portfolio (Class II)                               145         15.423     to       15.487          2,240
Seligman Communications and Information Portfolio (Class II)                570          6.168     to       15.973          3,604
Seligman Capital Portfolio (Class II)                                       613          6.116     to       14.545          3,762

                                                                                          FOR THE YEAR ENDED
                                                                                           DECEMBER 31, 2004
                                                                      ------------------------------------------------------------
                                                                      INVESTMENT(a)     EXPENSE RATIO(b)        TOTAL RETURN(c)
                                                                         INCOME            LOWEST TO               LOWEST TO
                                                                          RATIO             HIGHEST                 HIGHEST
                                                                      -------------    -----------------    ----------------------
Federated American Leaders Fund II                                         1.41%         1.40%  to  1.65     7.98%   to      8.25%
Federated High Income Bond Fund II                                         7.36          1.40   to  1.65     8.65%   to      8.92%
Federated Prime Money Fund II                                              0.79          1.40   to  1.65    -0.84%   to     -0.59%
MFS Research Series                                                        1.07          1.40   to  1.65    13.95%   to     14.24%
MFS Emerging Growth Series                                                 0.00          1.40   to  1.65    11.11%   to     11.39%
MFS Total Return Series                                                    1.67          1.40   to  1.65     9.49%   to      9.77%
MFS Bond Series                                                            5.63          1.40   to  1.65     4.32%   to      4.59%
MFS Strategic Income Series                                                5.17          1.40   to  1.65     5.96%   to      6.23%
MFS Utilities Series                                                       1.46          1.40   to  1.65    28.06%   to     28.38%
American Century VP Capital Appreciation Fund                              0.00          1.40   to  1.65     5.82%   to      6.08%
American Century VP International Fund                                     0.54          1.40   to  1.65    13.04%   to     13.32%
American Century VP Value Fund                                             0.94          1.40   to  1.65    12.46%   to     12.74%
American Century VP Income and Growth Fund                                 1.38          1.40   to  1.65    11.14%   to     11.42%
American Century VP Inflation Protection Fund (Class II)                   3.35          1.40   to  1.65     4.08%   to      4.34%
American Century VP Ultra Fund                                             0.00          1.40   to  1.65     8.86%   to      9.13%
Dreyfus Appreciation Portfolio                                             1.68          1.40   to  1.65     3.32%   to      3.58%
Dreyfus Developing Leaders Portfolio                                       0.20          1.40   to  1.65     9.51%   to      9.79%
Dreyfus Stock Index Fund, Inc.                                             1.83          1.40   to  1.65     8.83%   to      9.10%
The Dreyfus Socially Responsible Growth Fund, Inc                          0.37          1.40   to  1.65     4.47%   to      4.73%
JPMorgan Large Cap Core Equity Portfolio                                   0.76          1.40   to  1.65     7.69%   to      7.96%
JPMorgan Small Company Portfolio                                           0.00          1.40   to  1.65    25.08%   to     25.40%
JPMorgan Mid Cap Value Portfolio                                           0.22          1.40   to  1.65    19.07%   to     19.37%
Franklin Real Estate Fund (Class II)                                       1.89          1.40   to  1.65    29.64%   to     29.97%
Franklin Small Cap Fund (Class II)                                         0.00          1.40   to  1.65     9.65%   to      9.92%
Templeton Developing Markets Securities Fund (Class II)                    1.72          1.40   to  1.65    22.67%   to     22.97%
Templeton Foreign Securities Fund (Class II)                               1.02          1.40   to  1.65    16.58%   to     16.88%
Calamos Growth and Income Portfolio                                        1.28          1.40   to  1.65     9.28%   to      9.55%
AIM V. I. Dent Demographic Trends Fund (Series I)                          0.00          1.40   to  1.65     6.48%   to      6.74%
AIM V. I. Technology Fund (Series I)                                       0.00          1.40   to  1.65     2.96%   to      3.22%
AIM V. I. Premier Equity Fund (Series I)                                   0.45          1.40   to  1.65     4.04%   to      4.30%
Seligman Small Cap Value Portfolio (Class II)                              0.10          1.40   to  1.65    17.64%   to     17.94%
Seligman Communications and Information Portfolio (Class II)               0.00          1.40   to  1.65     9.04%   to      9.31%
Seligman Capital Portfolio (Class II)                                      0.00          1.40   to  1.65     6.53%   to      6.79%

(a) The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                           AT DECEMBER 31, 2003
                                                                       ----------------------------------------------------------
                                                                                             UNIT FAIR VALUE              NET
                                                                         UNITS                  LOWEST TO                ASSETS
                                                                        (000'S)                  HIGHEST                (000'S)
                                                                       --------      -----------------------------     ----------
Federated American Leaders Fund II                                          705        $13.006     to       18.774     $   13,218
Federated High Income Bond Fund II                                          508         11.805     to       14.278          7,249
Federated International Small Company Fund II(c)                              0          6.354     to       13.980            -
Federated Prime Money Fund II                                               623          9.909     to       12.252          7,628
MFS Research Series                                                         961         12.635     to       14.871         14,289
MFS Emerging Growth Series                                                1,066         12.914     to       14.872         15,837
MFS Total Return Series                                                     820         11.676     to       19.402         15,859
MFS Bond Series                                                             418         10.734     to       15.350          6,389
MFS Strategic Income Series                                                 115         10.842     to       12.940          1,480
MFS Utilities Series                                                        861         13.331     to       19.352         16,642
American Century VP Capital Appreciation Fund                               392          9.809     to       12.240          3,851
American Century VP International Fund                                      505         12.831     to       14.031          7,087
American Century VP Value Fund                                              572          8.375     to       13.132          4,840
American Century VP Income & Growth Fund                                    390          6.405     to       13.123          2,518
American Century VP Inflation Protection Fund (Class II)(d)                  50         10.052     to       10.066            508
American Century VP Ultra Fund(d)                                            54         11.471     to       11.489            620
Dreyfus Appreciation Portfolio                                              907         12.361     to       13.307         12,069
Dreyfus Developing Leaders Portfolio                                      1,215         13.171     to       14.245         17,295
Dreyfus Stock Index Fund, Inc.                                            1,942         12.985     to       13.003         25,247
The Dreyfus Socially Responsible Growth Fund, Inc                            91         12.763     to       23.367          2,129
JPMorgan Large Cap Core Equity Portfolio                                    184         12.951     to       13.202          2,427
JPMorgan Small Company Portfolio                                            139         13.836     to       13.934          1,938
JPMorgan Mid Cap Value Portfolio(d)                                          49         11.983     to       12.002            588
Franklin Real Estate Fund (Class II)                                        251         13.740     to       15.306          3,812
Franklin Small Cap Fund (Class II)                                          202          6.182     to       13.857          1,329
Templeton Developing Markets Securities Fund (Class II)                      62         11.192     to       15.265            728
Templeton Foreign Securities Fund (Class II)                                134         13.378     to       18.314          2,451
Calamos Growth and Income Portfolio                                       1,416         12.258     to       14.005         19,799
AIM V. I. Dent Demographic Trends Fund (Series I)                           419          4.443     to       13.577          1,863
AIM V. I. New Technology Fund (Series I)                                    346          2.448     to       14.881            901
AIM V. I. Premier Equity Fund (Series I)                                    312          6.091     to       12.608          1,899
Seligman Small Cap Value Portfolio (Class II) (d)                            29         13.110     to       13.131            384
Seligman Communications and Information Portfolio (Class II)                451          5.643     to       14.648          2,586
Seligman Capital Portfolio (Class II)                                       553          5.727     to       13.654          3,172

                                                                                          FOR THE YEAR ENDED
                                                                                           DECEMBER 31, 2003
                                                                      ------------------------------------------------------------
                                                                      INVESTMENT(a)     EXPENSE RATIO(b)        TOTAL RETURN(e,f)
                                                                         INCOME            LOWEST TO               LOWEST TO
                                                                          RATIO             HIGHEST                 HIGHEST
                                                                      -------------    -----------------    ----------------------
Federated American Leaders Fund II                                         1.53%         1.40% to   1.65    25.92%   to     30.06%
Federated High Income Bond Fund II                                         7.13          1.40  to   1.65    18.05%   to     20.52%
Federated International Small Company Fund II(c)                           0.00          1.40  to   1.65    37.48%   to     39.80%
Federated Prime Money Fund II                                              0.70          1.40  to   1.65    -0.91%   to     -0.71%
MFS Research Series                                                        0.67          1.40  to   1.65    22.97%   to     26.35%
MFS Emerging Growth Series                                                 0.00          1.40  to   1.65    28.42%   to     29.14%
MFS Total Return Series                                                    1.73          1.40  to   1.65    14.71%   to     16.76%
MFS Bond Series                                                            5.71          1.40  to   1.65     7.34%   to      7.82%
MFS Strategic Income Series                                                5.33          1.40  to   1.65     8.42%   to      8.85%
MFS Utilities Series                                                       2.32          1.40  to   1.65    33.31%   to     34.01%
American Century VP Capital Appreciation Fund                              0.00          1.40  to   1.65    18.80%   to     22.40%
American Century VP International Fund                                     0.74          1.40  to   1.65    22.78%   to     28.31%
American Century VP Value Fund                                             1.01          1.40  to   1.65    27.17%   to     31.32%
American Century VP Income & Growth Fund                                   1.25          1.40  to   1.65    27.56%   to     31.23%
American Century VP Inflation Protection Fund (Class II)(d)                1.92          1.40  to   1.65     0.52%   to      0.66%
American Century VP Ultra Fund(d)                                          0.00          1.40  to   1.65    14.71%   to     14.89%
Dreyfus Appreciation Portfolio                                             1.46          1.40  to   1.65    19.49%   to     23.61%
Dreyfus Developing Leaders Portfolio                                       0.03          1.40  to   1.65    29.86%   to     31.71%
Dreyfus Stock Index Fund, Inc.                                             1.51          1.40  to   1.65    26.58%   to     29.85%
The Dreyfus Socially Responsible Growth Fund, Inc                          0.11          1.40  to   1.65    24.25%   to     27.63%
JPMorgan Large Cap Core Equity Portfolio                                   0.73          1.40  to   1.65    26.36%   to     29.51%
JPMorgan Small Company Portfolio                                           0.00          1.40  to   1.65    34.09%   to     38.36%
JPMorgan Mid Cap Value Portfolio(d)                                        0.00          1.40  to   1.65    19.83%   to     20.02%
Franklin Real Estate Fund (Class II)                                       2.46          1.40  to   1.65    33.86%   to     37.40%
Franklin Small Cap Fund (Class II)                                         0.00          1.40  to   1.65    35.34%   to     38.57%
Templeton Developing Markets Securities Fund (Class II)                    0.90          1.40  to   1.65    50.87%   to     52.65%
Templeton Foreign Securities Fund (Class II)                               1.72          1.40  to   1.65    30.38%   to     33.78%
Calamos Growth and Income Portfolio                                        3.32          1.40  to   1.65    22.58%   to     24.01%
AIM V. I. Dent Demographic Trends Fund (Series I)                          0.00          1.40  to   1.65    35.56%   to     35.77%
AIM V. I. New Technology Fund (Series I)                                   0.00          1.40  to   1.65    48.81%   to     50.27%
AIM V. I. Premier Equity Fund (Series I)                                   0.32          1.40  to   1.65    23.34%   to     26.08%
Seligman Small Cap Value Portfolio (Class II)(d)                           1.82          1.40  to   1.65    31.10%   to     31.31%
Seligman Communications and Information Portfolio (Class II)               0.00          1.40  to   1.65    42.05%   to     46.48%
Seligman Capital Portfolio (Class II)                                      0.00          1.40  to   1.65    33.87%   to     36.54%

(a) The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) Unit value and total return as of 11/21/2003, fund liquidated on 11/21/2003.

(d) Fund inception date May 14, 2003.

(e) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(f) Total returns represent a period of less than one year as a new product was added.

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                 AT DECEMBER 31, 2002
                                                                       ----------------------------------------
                                                                                       UNIT            NET
                                                                         UNITS         FAIR           ASSETS
                                                                        (000'S)        VALUE          (000'S)
                                                                       ---------     ----------     ------------
Federated American Leaders Fund II                                          757        $14.910         $ 11,289
Federated High Income Bond Fund II                                          469         11.848            5,552
Federated International Small Company Fund II                                31          4.622              145
Federated Prime Money Fund II                                               835         12.340           10,306
MFS Research Series                                                       1,056         12.093           12,771
MFS Emerging Growth Series                                                1,142         11.581           13,227
MFS Total Return Series                                                     821         16.915           13,895
MFS Bond Series                                                             358         14.237            5,093
MFS Strategic Income Series                                                  75         11.888              887
MFS Utilities Series                                                        978         14.441           14,121
American Century VP Capital Appreciation                                    407          8.257            3,361
American Century VP International                                           555         11.428            6,341
American Century VP Value                                                   510          6.586            3,358
American Century VP Income and Growth                                       387          5.022            1,943
Dreyfus Appreciation Portfolio                                              900         11.137           10,024
Dreyfus Small Cap Portfolio                                               1,282         10.969           14,064
Dreyfus Stock Index Fund, Inc.                                            1,839         10.273           18,890
The Dreyfus Socially Responsible Growth Fund, Inc.                          107         18.806            2,004
JPMorgan Equity Portfolio                                                   189         10.448            1,971
JPMorgan Small Company Portfolio                                            131         10.391            1,357
Franklin Real Estate Fund (Class II)                                        225         11.434            2,571
Franklin Small Cap Fund (Class II)                                          113          4.568              517
Templeton Developing Markets Securities Fund (Class II)                      26          7.419              193
Templeton Foreign Securities Fund (Class II)                                120         14.047            1,684
Calamos Convertible Portfolio                                             1,220         11.294           13,773
AIM V. I. Dent Demographic Trends Fund (Series I)                           371          3.278            1,217
AIM V. I. New Technology Fund (Series I)                                    318          1.629              519
AIM V. I. Premier Equity Fund (Series I)                                    299          4.938            1,479
Seligman Communications and Information Portfolio (Class II)                381          3.972            1,513
Seligman Capital Portfolio (Class II)                                       497          4.278            2,124

                                                                                      FOR THE YEAR ENDED
                                                                                       DECEMBER 31, 2002
                                                                      -------------------------------------------------
                                                                      INVESTMENT(a)
                                                                         INCOME            EXPENSE(b)         TOTAL
                                                                          RATIO              RATIO           RETURN(c)
                                                                      -------------       -----------       -----------
Federated American Leaders Fund II                                          1.14%             1.40%           -21.33%
Federated High Income Bond Fund II                                         10.46              1.40             -0.02%
Federated International Small Company Fund II                               0.00              1.40            -18.63%
Federated Prime Money Fund II                                               1.40              1.40              0.00%
MFS Research Series                                                         0.27              1.40            -25.58%
MFS Emerging Growth Series                                                  0.00              1.40            -34.68%
MFS Total Return Series                                                     1.71              1.40             -6.49%
MFS Bond Series                                                             5.51              1.40              7.41%
MFS Strategic Income Series                                                 3.37              1.40              6.90%
MFS Utilities Series                                                        2.75              1.40            -23.83%
American Century VP Capital Appreciation                                    0.00              1.40            -22.29%
American Century VP International                                           0.82              1.40            -21.48%
American Century VP Value                                                   0.80              1.40            -13.83%
American Century VP Income and Growth                                       1.10              1.40            -20.49%
Dreyfus Appreciation Portfolio                                              1.09              1.40            -17.87%
Dreyfus Small Cap Portfolio                                                 0.05              1.40            -20.25%
Dreyfus Stock Index Fund, Inc.                                              1.36              1.40            -23.45%
The Dreyfus Socially Responsible Growth Fund, Inc.                          0.20              1.40            -29.93%
JPMorgan Equity Portfolio                                                   0.05              1.40            -25.67%
JPMorgan Small Company Portfolio                                            0.21              1.40            -22.74%
Franklin Real Estate Fund (Class II)                                        2.05              1.40              0.66%
Franklin Small Cap Fund (Class II)                                          0.25              1.40            -29.68%
Templeton Developing Markets Securities Fund (Class II)                     1.70              1.40             -1.53%
Templeton Foreign Securities Fund (Class II)                                1.56              1.40            -19.70%
Calamos Convertible Portfolio                                               3.42              1.40             -5.43%
AIM V. I. Dent Demographic Trends Fund (Series I)                           0.00              1.40            -33.15%
AIM V. I. New Technology Fund (Series I)                                    0.00              1.40            -45.89%
AIM V. I. Premier Equity Fund (Series I)                                    0.38              1.40            -31.23%
Seligman Communications and Information Portfolio (Class II)                0.00              1.40            -37.12%
Seligman Capital Portfolio (Class II)                                       0.00              1.40            -34.07%

(a) The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Kansas City Life Variable Annuity Separate Account
 and
The Board of Directors and Stockholders
Kansas City Life Insurance Company:

We have audited the accompanying statement of net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprised of individual subaccounts as listed in note 1 to the financial statements) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts of the Kansas City Life Variable Annuity Separate Account as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/   KPMG LLP

Kansas City, Missouri
April 25, 2007

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in SAI

(b)  Exhibits

(1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account"). 1

(2)  Not Applicable.

(3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial"). 2

(4)  Contract Form. 1

(5)  Contract Application. 2

(6)  (a) Articles of Incorporation of Bankers Life Association of Kansas City. 1

     (b) Restated Articles of Incorporation of Kansas City Life. 1

     (c) By-Laws of Kansas City Life. 1

(7)  Not Applicable.

(8)  (a) Form of Participation Agreement with MFS Variable Insurance Trust. 2

     (b) Form of Participation Agreement with TCI Portfolios, Inc. 2

     (c) Form of Participation Agreement with Federated Insurance Series. 2

     (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. 6

     (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II. 4

     (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc. 5

     (g) Agreement between Kansas City Life Insurance Company and each of Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. 4

     (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund). 4

     (i) Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Life Insurance Company. 7

     (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company. 7

     (k) Form of Fund Participation Agreement between Kansas City Life Insurance Company and Seligman Portfolios, Inc. and Seligman Advisors, Inc. 7

     (l) Form of Fund Participation Agreement between Kansas City Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, (8)

     (m) Rule 22c-2 Agreement between AIM Investment Services, Inc. and Kansas City Life Insurance Company dated June 2, 2006. (8)

     (n) Rule 22c-2 Agreement between American Century Investment Services, Inc. and Kansas City Life Insurance Company dated June 28, 2006. (8)

     (o) Rule 22c-2 Agreement between Calamos Financial Services, LLC. and Kansas City Life Insurance Company dated April 16, 2007. (8)

     (p) Rule 22c-2 Agreement between Dreyfus Service Corporation and Kansas City Life Insurance Company dated September 19, 2006. (8)

     (q) Rule 22c-2 Agreement between Federated Securities Corp.,("FSC") and Kansas City Life Insurance Company dated March 7, 2007. (8)

     (r) Rule 22c-2 Agreement between Franklin Templeton Variable Insurance Products Trust and Kansas City Life Insurance Company dated
     April 16, 2007. (8)

     (s) Rule 22c-2 Agreement between J.P. Morgan Series Trust II and Kansas City Life Insurance Company dated March 5, 2007. (8)

     (t) Rule 22c-2 Agreement between MFS Fund Distributors, Inc.("MFD") and Kansas City Life Insurance Company dated September 19, 2006. (8)

     (u) Rule 22c-2 Agreement between Seligman Group of Funds and Kansas City Life Insurance Company dated April 3, 2007. (8)

(11) Opinion and Consent of Counsel. *

(12) (a) Consent of Sutherland Asbill & Brennan LLP. *

     (b) Consent of KPMG LLP. *

(13) Not Applicable.

(14) Not Applicable.

(15) Not Applicable

(16) Not applicable.

----------------

1 Incorporated by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

2 Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

7 Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File. No. 33-89984)

8 Incorporated herein by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 2007 (File No. 033-95354).

* Filed Herewith.

Item 25. Directors and Officers of the Depositor

NAME AND PRINCIPAL BUSINESS ADDRESS*                            POSITION AND OFFICES WITH DEPOSITOR
------------------------------------                            -----------------------------------
R. Philip Bixby                                         Director, Chairman of the Board, President and CEO
Tracy W. Knapp                                          Director, Senior Vice President, Finance
Charles R. Duffy, Jr.                                   Senior Vice President, Operations
William A. Schalekamp                                   Director, Vice President, General Counsel and Secretary
Mark A. Milton                                          Senior Vice President, Actuary
Brent C. Nelson                                         Vice President and Controller
Walter E. Bixby                                         Director, Vice Chairman of the Board
Mary M McCalla                                          Treasurer
Daryl D. Jensen                                         Director
Nancy Bixby Hudson                                      Director
Webb R. Gilmore                                         Director
Warren J. Hunzicker, M.D                                Director
Richard L. Finn                                         Director
Bradford T. Nordholm                                    Director
Larry Winn, Jr.                                         Director
William R. Blessing                                     Director
Cecil R. Miller                                         Director
Michael Braude                                          Director
Kathleen A. Hunzicker, M.D                              Vice President and Medical Director
Robert J. Milroy                                        Vice President, Underwriting and New Business
David A. Laird                                          Assistant Vice President, Assistant Controller

     * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

NAME                                                JURISDICTION         PERCENT OF VOTING SECURITIES OWNED
----                                                ------------         ----------------------------------
Sunset Life Insurance Company of America            Washington           Ownership of all voting securities by
                                                                         depositor
Sunset Financial Services, Inc.                     Washington           Ownership of all voting securities by
                                                                         Sunset Insurance Company of America
KCL Service Company                                   Missouri           Ownership of all voting securities by
                                                                         depositor
Old American Insurance Company                        Missouri           Ownership of all voting securities by
                                                                         depositor
Kansas City Life Financial Group, Inc.                Missouri           Ownership of all voting securities by
                                                                         depositor

Item 27. Number of Contract owners 7,878 -- As of March 28, 2007

Item 28. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article
XII:

1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contender or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this
Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

     Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

     Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of Sunset Financial.

         NAME AND PRINCIPAL                            POSITIONS AND OFFICES
         BUSINESS ADDRESS*                             WITH SUNSET FINANCIAL SERVICES, INC.
         ------------------                            ------------------------------------
         Bruce Oberdling                               President, Director
         Gary K. Hoffman                               Secretary, Director
         Brent C. Nelson                               Treasurer
         Walter E. Bixby                               Director
         Charles R. Duffy, Jr.                         Director
         R. Philip Bixby                               Chairman of the Board and Director
         Kelly T. Ullom                                Vice President
         Donald E. Krebs                               Vice President, Director
         Susanna J. Denney                             Vice President
         Janice L. Brandt                              Assistant Vice President
         Kim Kirkman                                   Assistant Vice President
         Dustin S. Meza                                Assistant Vice President

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                     (2)                  (3)                (4)                (5)
  NAME OF             NET UNDERWRITING
 PRINCIPAL             DISCOUNTS AND        COMPENSATION ON       BROKERAGE           OTHER
UNDERWRITER             COMMISSIONS           REDEMPTION         COMMISSIONS      COMPENSATION
-----------           ----------------      ---------------      -----------      ------------
Sunset Financial        $0.00                     None               N/A               N/A
 Services, Inc.

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365

Item 30. Location of Accounts and Records

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31. Management Services

     All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

(c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

(d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

                                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 30th day of April 2007.

                                      Kansas City Life Variable Annuity
                                      Separate Account

                                      -----------------------------
                                      Registrant

(SEAL)

                                      Kansas City Life Insurance Company

                                      ------------------------------
                                      Depositor

Attest:                               By:
        ----------------------------      --------------------------------
William A. Schalekamp                 R. Philip Bixby, Director, Chairman of the
                                      Board, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                Title                                  Date
/s/ R. Philip Bixby
--------------------------               Director, Chairman of the              April 30, 2007
R. Philip Bixby                          Board, President and CEO

/s/ Brent C. Nelson
--------------------------               Vice President and Controller          April 30, 2007
Brent C. Nelson                          (Principal Accounting Officer)

/s/ Walter E. Bixby
--------------------------               Director, Vice Chairman of the         April 30, 2007
Walter E. Bixby                          Board

/s/ Daryl D. Jensen
--------------------------               Director                               April 30, 2007
Daryl D. Jensen

/s/ William A. Schalekamp
--------------------------               Director                               April 30, 2007
William A. Schalekamp

/s/ Tracy W. Knapp
--------------------------               Senior Vice President, Finance,        April 30, 2007
Tracy W. Knapp                           Director

Signature                                Title                                  Date
/s/ Webb R. Gilmore
--------------------------               Director                               April 30, 2007
Webb R. Gilmore

--------------------------               Director                               April 30, 2007
Warren J. Hunzicker, M.D.

/s/ Richard L. Finn
--------------------------               Director                               April 30, 2007
Richard L. Finn

/s/ Bradford T. Nordholm
--------------------------               Director                               April 30, 2007
Bradford T. Nordholm

/s/ E. Larry Winn, Jr.
--------------------------               Director                               April 30, 2007
E. Larry Winn, Jr.

/s/ Nancy Bixby Hudson
--------------------------               Director                               April 30, 2007
Nancy Bixby Hudson

/s/ William R. Blessing
--------------------------               Director                               April 30, 2007
William R. Blessing

/s/ Cecil R. Miller
--------------------------               Director                               April 30, 2007
Cecil R. Miller

/s/ Michael Braude
--------------------------               Director                               April 30, 2007
Michael Braude

EXHIBIT INDEX

Exhibit 9

Opinion and Consent of Counsel

Exhibit 10(a)

Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b)

Consent of KPMG LLP